UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Global Small-Cap Fund Annual Report January 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2014

Parametric Global Small-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	27

Federal Tax Information	28

Management and Organization	29

Important Notices	32

Parametric Global Small-Cap Fund

January 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period started on February 1, 2013, global stocks, as measured by the MSCI All Country World Index (ACWI)2, had recently begun a rally that would continue well into May, driven largely by strengthening economic data in the U.S., Europe and elsewhere, along with highly accommodative monetary policies by global central banks.

In late May 2013, however, then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could begin to taper off sooner than most investors had expected. The negative effect on worldwide markets was swift and dramatic. Bond investors rushed to sell assets in anticipation of rising interest rates. The prospect of reduced Fed stimulus weighed on global equities as well, most notably in emerging markets.

By late June 2013, however, global equities, in general, resumed their upward trajectory. Factors contributing to the rally included some backtracking by the Fed on its earlier statements regarding QE, ongoing improvements in housing and other U.S. economic data, and news from Europe that the eurozone had officially come out of recession.

After faltering again in August 2013 amid geopolitical tensions in the Middle East, global equities once more trended upward. In mid-September, the Fed again surprised investors by announcing that it was postponing any tapering of QE for the time being. Global stocks initially surged in response, only to drift downward in late September and early October amid investor uncertainty over the Fed’s intentions and a Congressional impasse that led to a partial U.S. government shutdown on October 1, 2013.

In mid-October, global stocks reversed direction again and began a rally that more or less lasted through the rest of 2013, driven largely by moderate economic growth that seemed to confirm the global recovery was gaining strength. Even the Fed’s mid-December announcement that tapering of QE would begin in January 2014 did not derail the rally, as investors appeared relieved that the tapering would be gradual and that the Fed still intended to keep short-term interest rates near zero for an extended period.

However, when the Fed announced further tapering toward the end of January, the reaction from global markets was more negative. Although the Fed’s latest move was widely expected, many investors worried about continued withdrawal of stimulus in the face of recent turmoil in emerging markets and some mixed economic data. Against this backdrop, the MSCI ACWI slid 4.00% for the month of January 2014.

For the full 12-month period, the MSCI ACWI returned 12.70%. In the U.S., the S&P 500 Index gained 21.52%, achieving multiple all-time closing highs along the way. The nascent European recovery helped power the FTSE Eurotop 100 Index to a 12.59% return. In response to Prime Minister Shinzo Abe’s stimulus efforts, Japan’s Nikkei-225 Stock Average advanced 19.82%. Elsewhere in the Asia-Pacific region, the MSCI Golden Dragon Index declined 2.32% amid slowing growth in China. Emerging markets were among the period’s worst performers, with the MSCI Emerging Markets Index falling 10.17%.

Fund Performance

For the 12-month period ended January 31, 2014, Parametric Global Small-Cap Fund (the Fund) had a total return of 11.50% for Institutional Class shares at net asset value (NAV), underperforming the 15.30% return of the Fund’s benchmark, the Russell Global 2000 Index (the Index).

Factors detracting from the Fund’s performance relative to the Index included an underweight position in the United States, where equity markets generally rallied during the 12-month period on continued positive economic and political developments. Overweight positions in Chile, Thailand and Indonesia also detracted from the Fund’s performance versus the Index. Chile, which accounts for nearly one-third of the global copper supply, experienced faltering economic growth during the period amid weaker commodity prices, while Thailand and Indonesia were both beset by political woes.

Factors contributing to the Fund’s performance relative to the Index included an underweight position in the financials sector, which lagged the overall Index for the 12-month period. An underweight position in Australia, whose market was dragged down by poor results among commodity-related stocks, also contributed to the Fund’s performance versus the Index, as did an overweight position in Denmark, whose market was boosted by turnaround results at Vestas Wind Systems. The company makes up a large share of the Index’s Denmark weighting.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Global Small-Cap Fund

January 31, 2014

Performance2,3

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Institutional Class at NAV	12/20/2012	12/20/2012	11.50%	—	14.44%
Russell Global 2000 Index	—	—	15.30%	19.68%	18.46%

% Total Annual Operating Expense Ratios[4]					Institutional Class
Gross					1.00%
Net					0.85

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Parametric Global Small-Cap Fund

January 31, 2014

Fund Profile

Sector Allocation (% of net assets)5

*Amount is less than 0.05%.

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Wirecard AG	0.3%
Isis Pharmaceuticals, Inc.	0.3
SouFun Holdings, Ltd. ADR	0.3
Arcadis NV	0.3
WH Smith PLC	0.3
Alnylam Pharmaceuticals, Inc.	0.3
Advantech Co., Ltd.	0.3
Targa Resources Corp.	0.3
Flughafen Zuerich AG	0.3
ICON PLC	0.3
Total	3.0%

See Endnotes and Additional Disclosures in this report.

4

Parametric Global Small-Cap Fund

January 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Nikkei-225 Stock Average is an unmanaged, price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Russell Global 2000 Index is an unmanaged index of 2,000 companies located in the United States, and other developed and emerging markets countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/14. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Global Small-Cap Fund

January 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 – January 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)		Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,055.30	$4.40	**	0.85%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.90	$4.33	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Parametric Global Small-Cap Fund

January 31, 2014

Portfolio of Investments

Common Stocks — 97.5%

Security	Shares	Value

Australia — 2.2%
Adelaide Brighton, Ltd.	1,852	$6,129
Ansell, Ltd.	130	2,179
Aristocrat Leisure, Ltd.	984	3,919
Aurora Oil & Gas, Ltd.(1)	2,288	5,471
Beach Energy, Ltd.	6,515	8,117
carsales.com, Ltd.	1,058	8,349
Challenger Ltd.	813	4,263
David Jones, Ltd.	1,671	4,371
Downer EDI, Ltd.	935	4,028
DUET Group	4,931	8,994
DuluxGroup, Ltd.	2,698	12,638
Energy Resources of Australia, Ltd.(1)	3,794	4,194
Goodman Fielder, Ltd.	6,341	3,777
Investa Office Fund	2,551	6,922
Iress, Ltd.	881	6,932
Mesoblast, Ltd.(1)	791	4,071
Mineral Resources, Ltd.	398	3,919
Myer Holdings, Ltd.	1,814	4,011
Regis Resources, Ltd.	1,971	4,562
TPG Telecom, Ltd.	2,627	12,408
Transpacific Industries Group, Ltd.(1)	4,376	4,270
Wotif.com Holdings, Ltd.	998	2,127

		$125,651

Austria — 1.1%
CA Immobilien Anlagen AG(1)	879	$15,290
Conwert Immobilien Invest SE(1)	881	11,411
Kapsch TrafficCom AG	97	5,354
RHI AG	324	10,614
Schoeller-Bleckmann Oilfield Equipment AG	102	10,649
Wienerberger AG	758	11,995

		$65,313

Belgium — 0.9%
Barco NV	73	$5,529
Befimmo SCA Sicafi	112	7,628
Bekaert SA NV	221	7,608
Cofinimmo	72	8,374
EVS Broadcast Equipment SA	129	7,726
Gimv NV	47	2,337
KBC Ancora(1)	183	6,939
ThromboGenics NV(1)	220	5,549

		$51,690

Security	Shares	Value

Brazil — 1.3%
Abril Educacao SA	200	$2,376
Aliansce Shopping Centers SA	500	3,389
Anhanguera Educacional Participacoes SA	800	4,208
BR Properties SA	500	3,525
Brasil Insurance Participacoes e Administracao SA	500	3,931
Brasil Pharma SA(1)	1,900	3,947
Cia de Saneamento de Minas Gerais-COPASA	500	6,530
Diagnosticos da America SA	800	4,917
Equatorial Energia SA	900	8,268
Fleury SA	700	5,341
Grendene SA	700	4,628
JHSF Participacoes SA	1,400	2,326
LPS Brasil Consultoria de Imoveis SA	500	2,602
Mahle-Metal Leve SA Industria e Comercio	500	5,078
Marcopolo SA, PFC Shares	1,800	3,867
MRV Engenharia e Participacoes SA	1,000	3,404
PDG Realty SA Empreendimentos e Participacoes(1)	5,200	3,585
Raia Drogasil SA	500	3,001
Santos Brasil Participacoes SA	300	2,030

		$76,953

Canada — 3.3%
Africa Oil Corp.(1)	1,503	$11,079
AGF Management, Ltd.	356	3,644
Alamos Gold, Inc.	341	3,129
Allied Properties Real Estate Investment Trust	181	5,314
Birchcliff Energy, Ltd.(1)	378	2,868
Bonterra Energy Corp.	78	3,596
Canfor Corp.(1)	371	9,550
Capital Power Corp.	566	11,582
CCL Industries, Inc.	178	12,842
Celestica, Inc.(1)	500	4,961
China Gold International Resources Corp, Ltd.(1)	3,556	10,153
Cineplex, Inc.	59	2,145
Constellation Software Inc./Canada	24	5,157
Dollarama, Inc.	107	8,070
Enbridge Income Fund Holdings, Inc.	226	5,014
Enerflex, Ltd.	317	4,412
First Majestic Silver Corp.(1)	1,109	11,581
Freehold Royalties, Ltd.	229	4,593
Gibson Energy, Inc.	96	2,334
Gran Tierra Energy, Inc.(1)	1,363	10,292
Home Capital Group, Inc.	95	6,583
Imperial Metals Corp.(1)	684	10,330
Just Energy Group, Inc.	622	4,362
MacDonald Dettwiler & Associates, Ltd.	57	4,049
Mullen Group, Ltd.	179	4,339

7	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Canada (continued)
North West Co., Inc. (The)	352	$8,034
Northland Power, Inc.	529	7,737
Parkland Fuel Corp.	302	4,875
Pason Systems, Inc.	201	4,539
RONA, Inc.	382	4,284

		$191,448

Chile — 1.1%
Banmedica SA	4,183	$7,149
Besalco SA	3,333	2,735
CFR Pharmaceuticals SA	22,688	4,587
Forus SA	1,039	4,676
Inversiones Aguas Metropolitanas SA	4,857	7,845
Parque Arauco SA	3,727	6,363
Ripley Corp. SA	8,187	4,587
Salfacorp SA	2,928	2,507
Sigdo Koppers SA	2,516	3,538
Sonda SA	4,259	8,437
Vina Concha y Toro SA	5,444	9,886

		$62,310

China — 2.7%
Anton Oilfield Services (Group), Ltd.	16,000	$10,252
Beijing Enterprises Water Group, Ltd.	14,000	7,870
China Foods, Ltd.(1)	8,000	2,837
China Gas Holdings, Ltd.	10,000	14,010
China Medical System Holdings, Ltd.	14,000	16,104
China Modern Dairy Holdings, Ltd.(1)	9,000	4,180
China Power International Development, Ltd.	19,000	6,391
Dah Chong Hong Holdings, Ltd.	5,000	2,936
Giant Interactive Group, Inc. ADR	475	5,230
Kingsoft Corp, Ltd.	4,000	13,027
Shenguan Holdings Group, Ltd.	10,000	4,410
Sino Biopharmaceutical, Ltd.	20,000	16,831
SouFun Holdings, Ltd. ADR	244	19,859
Towngas China Co., Ltd.	11,000	12,815
Uni-President China Holdings, Ltd.	8,000	7,247
Vipshop Holdings, Ltd. ADR(1)	71	7,461
Yingde Gases Group Co.	9,500	8,331

		$159,791

Denmark — 0.9%
D/S Norden A/S	344	$16,074
Genmab AS(1)	274	10,909

Security	Shares	Value

Denmark (continued)
NKT Holding A/S	269	$15,650
Sydbank A/S(1)	438	11,161

		$53,794

Finland — 1.6%
Amer Sports Oyj	600	$12,383
Huhtamaki Oyj	655	16,246
Kemira Oyj	790	10,994
Konecranes Oyj	244	8,584
Outotec Oyj	340	3,463
Ramirent Oyj	365	4,321
Tieto Oyj	591	12,976
Tikkurila Oyj	516	12,934
Uponor Oyj	745	11,920

		$93,821

France — 1.7%
Alten SA	168	$7,565
Eurofins Scientific	67	17,044
Havas SA	1,085	8,504
Ingenico	191	16,389
IPSOS	159	6,816
Medica SA	92	2,634
Orpea	44	2,411
Rubis SCA	174	11,297
Societe d’Edition de Canal	781	6,183
UBISOFT Entertainment(1)	575	8,027
Virbac SA	49	10,943

		$97,813

Germany — 2.2%
BayWa AG	46	$2,397
Carl Zeiss Meditec AG	305	8,933
Deutsche EuroShop AG	269	11,354
Deutsche Wohnen AG(1)	459	8,345
Deutsche Wohnen AG	308	5,764
Dialog Semiconductor PLC(1)	333	6,459
DMG Mori Seiki AG	223	7,175
Duerr AG	153	12,848
Freenet AG(1)	468	14,269
Gerry Weber International AG	239	10,620
KWS Saat AG	30	10,087
Pfeiffer Vacuum Technology AG	51	6,051
Vossloh AG	59	5,604
Wirecard AG	458	20,018

		$129,924

8	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Greece — 0.9%
Hellenic Telecommunications Organization SA(1)	1,047	$15,306
JUMBO SA(1)	555	9,438
Motor Oil (Hellas) Corinth Refineries SA	606	6,987
National Bank of Greece SA(1)	695	3,077
Titan Cement Co. SA(1)	553	14,860

		$49,668

Hong Kong — 2.9%
Cafe de Coral Holdings, Ltd.	4,000	$12,259
Chow Sang Sang Holdings International, Ltd.	2,000	5,358
CIMC Enric Holdings, Ltd.	6,000	9,641
Giordano International, Ltd.	12,000	8,611
Great Eagle Holdings, Ltd.	2,000	6,548
Hanergy Solar Group, Ltd.(1)	26,000	3,699
Hutchison Telecommunications Hong Kong Holdings, Ltd.	26,000	9,539
Johnson Electric Holdings, Ltd.	15,000	13,426
Luk Fook Holdings (International), Ltd.	4,000	12,859
Newocean Energy Holdings, Ltd.	14,000	11,943
SA SA International Holdings, Ltd.	12,000	11,502
Sinopec Kantons Holdings, Ltd.	10,000	11,643
SmarTone Telecommunication Holdings, Ltd.	5,000	5,534
Stella International Holdings, Ltd.	3,500	8,243
Techtronic Industries Co., Ltd.	6,500	16,780
Texwinca Holdings, Ltd.	8,000	7,669
Transport International Holdings, Ltd.	3,600	7,228
Truly International Holdings	8,000	4,406

		$166,888

Indonesia — 1.5%
AKR Corporindo Tbk PT	10,500	$3,799
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	74,000	5,546
Bhakti Investama Tbk PT	190,500	4,682
Bumi Serpong Damai Tbk PT	51,000	6,038
Ciputra Development Tbk PT	106,500	7,437
Gajah Tunggal Tbk PT	26,000	4,023
Garuda Indonesia Persero Tbk PT(1)	90,500	3,574
Global Mediacom Tbk PT	46,500	7,025
Holcim Indonesia Tbk PT	17,500	2,982
Japfa Comfeed Indonesia Tbk PT	33,000	3,760
Jasa Marga (Persero) Tbk PT	18,000	7,591
Lippo Karawaci Tbk PT	73,000	5,682
Media Nusantara Citra Tbk PT	29,500	5,416
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,500	4,253
Salim Ivomas Pratama Tbk PT	63,500	3,761
Tower Bersama Infrastructure Tbk PT	20,500	10,404

		$85,973

Security	Shares	Value

Ireland — 1.5%
C&C Group PLC	2,151	$12,201
DCC PLC	54	2,453
Glanbia PLC	1,127	16,361
Grafton Group PLC	1,653	16,163
ICON PLC(1)	433	18,190
Kingspan Group PLC	737	14,071
Smurfit Kappa Group PLC	434	10,162

		$89,601

Israel — 1.3%
Elbit Systems, Ltd.	84	$4,720
Gazit-Globe, Ltd.	830	10,225
Migdal Insurance & Financial Holdings, Ltd.	3,773	6,117
Mizrahi Tefahot Bank, Ltd.	457	5,566
Oil Refineries, Ltd.(1)	12,316	3,520
Osem Investment, Ltd.	588	13,058
Paz Oil Co., Ltd.	77	11,411
RADWARE, Ltd.(1)	600	10,152
SodaStream International, Ltd.(1)	75	2,742
Strauss Group, Ltd.	470	8,249

		$75,760

Italy — 1.6%
Amplifon SpA	1,250	$6,729
Atlantia SpA	555	12,624
Banca Generali SpA	173	5,287
Banca Popolare di Milano Scarl(1)	6,380	3,849
Brunello Cucinelli SpA	340	9,266
De’Longhi SpA	554	9,096
DiaSorin SpA	88	3,947
ERG SpA	683	9,385
Iren SPA	3,843	5,432
Recordati SpA	1,139	17,787
Sorin SpA(1)	3,432	10,031

		$93,433

Japan — 8.6%
Aica Kogyo Co., Ltd.	600	$11,040
Anritsu Corp.	1,000	10,962
Autobacs Seven Co., Ltd.	400	6,458
Calbee, Inc.	400	9,229
Capcom Co., Ltd.	300	5,860
Daifuku Co., Ltd.	500	5,919
Enplas Corp.	200	13,318
Fancl Corp.	700	7,688

9	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
FP Corp.	200	$12,471
Hokkoku Bank, Ltd. (The)	2,000	6,650
Hokuetsu Kishu Paper Co., Ltd.	1,000	4,356
Hoshizaki Electric Co., Ltd.	400	14,226
House Foods Corp.	700	10,480
Ito En, Ltd.	400	8,615
Itoham Foods, Inc.	1,000	4,477
Japan Drilling Co., Ltd.	100	5,090
Japan Exchange Group, Inc.	500	12,080
Kagoshima Bank, Ltd. (The)	1,000	5,987
Kakaku.com, Inc.	400	7,564
Kaken Pharmaceutical Co., Ltd.	1,000	16,019
Kenedix, Inc.(1)	2,300	9,184
Kewpie Corp.	800	11,389
Kissei Pharmaceutical Co., Ltd.	400	9,438
Kobayashi Pharmaceutical Co., Ltd.	200	10,849
Komeri Co., Ltd.	200	4,738
Kose Corp.	500	15,690
KYORIN Holdings, Inc.	300	6,718
LEOPALACE21 Corp.(1)	1,800	9,384
Lion Corp.	2,000	10,450
M3, Inc.	2	5,865
Maeda Road Construction Co., Ltd.	1,000	16,333
Matsumotokiyoshi Holdings Co., Ltd.	100	3,559
Miraca Holdings, Inc.	300	14,177
MonotaRO Co., Ltd.	400	8,498
Musashino Bank, Ltd. (The)	100	3,210
Nichirei Corp.	1,000	4,531
Nihon Kohden Corp.	200	7,797
NOF Corp.	2,000	13,974
Noritz Corp.	400	8,369
NS Solutions Corp.	200	5,110
Obic Co., Ltd.	300	9,262
Otsuka Corp.	100	11,861
Plenus Co., Ltd.	200	4,656
Point, Inc.	90	2,363
Pola Orbis Holdings, Inc.	200	6,698
Rohto Pharmaceutical Co., Ltd.	1,000	16,045
Ryohin Keikaku Co., Ltd.	100	9,211
Sawai Pharmaceutical Co., Ltd.	200	11,873
Shimachu Co., Ltd.	200	4,449
Sugi Holdings Co., Ltd.	200	7,979
Sumitomo Osaka Cement Co., Ltd.	2,000	7,478
Sundrug Co., Ltd.	200	8,384
T-Gaia Corp.	400	4,908
TS Tech Co., Ltd.	300	11,063

Security	Shares	Value

Japan (continued)
Tsuruha Holdings, Inc.	100	$9,357
TV Asahi Corp.	200	4,119
Wacoal Holdings Corp.	1,000	10,316
Xebio Co., Ltd.	200	3,985

		$501,759

Luxembourg — 0.1%
Aperam(1)	249	$4,467

		$4,467

Malaysia — 2.0%
Affin Holdings Bhd	3,400	$4,178
Alliance Financial Group Bhd	8,800	12,235
Berjaya Sports Toto Bhd	7,360	8,888
Boustead Holdings Bhd	5,300	8,303
Bursa Malaysia Bhd	1,800	4,190
Dialog Group Bhd	13,000	12,629
Genting Plantations Bhd	2,600	8,025
HAP Seng Consolidated Bhd	11,000	9,023
KLCC Property Holdings Bhd	3,300	5,706
KPJ Healthcare Bhd	9,150	9,195
Kulim (Malaysia) Bhd(1)	4,500	4,302
Lafarge Malayan Cement Bhd	2,700	6,854
Malaysia Airports Holdings Bhd	3,600	9,049
Media Prima Bhd	8,100	5,785
Oriental Holdings Bhd	3,700	8,672

		$117,034

Mexico — 1.0%
Banregio Grupo Financiero SAB de CV	2,100	$11,494
Bolsa Mexicana de Valores SAB de CV	2,600	5,249
Empresas ICA SAB de CV(1)	4,400	8,498
Fibra Uno Administracion SA de CV	2,200	7,100
Genomma Lab Internacional SA de CV(1)	3,600	8,883
Grupo Aeroportuario del Sureste SAB de CV, Class B	900	10,130
Grupo Simec SA de CV, Series B(1)	1,300	4,848

		$56,202

Netherlands — 1.8%
Aalberts Industries NV	518	$16,185
Arcadis NV	537	19,181
ASM International NV	168	5,617
Brunel International NV	135	7,935
Eurocommercial Properties NV	156	6,418
InterXion Holding NV(1)	472	11,621

10	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Netherlands (continued)
Koninklijke BAM Groep NV	777	$3,986
TomTom NV(1)	1,487	10,303
Unit4 NV	321	16,670
Wereldhave NV	80	6,083

		$103,999

New Zealand — 1.2%
Fisher & Paykel Healthcare Corp., Ltd.	5,269	$17,268
Ryman Healthcare, Ltd.	2,449	15,641
Sky Network Television, Ltd.	1,262	5,885
SKYCITY Entertainment Group, Ltd.	3,057	9,568
Trade Me, Ltd.	1,790	5,907
Xero, Ltd.(1)	499	16,727

		$70,996

Norway — 1.3%
Algeta ASA(1)	114	$6,539
Atea ASA	708	6,545
Cermaq ASA	543	5,537
Det Norske Oljeselskap ASA(1)	652	6,605
DNO International ASA(1)	4,903	16,004
Nordic American Tankers, Ltd.	661	7,231
SpareBank 1 SR-Bank ASA	517	5,022
Storebrand ASA(1)	706	4,218
Tomra Systems ASA	1,323	11,323
Wilh. Wilhelmsen ASA	528	4,826

		$73,850

Poland — 0.3%
Eurocash SA	270	$3,505
Getin Noble Bank SA(1)	5,330	5,252
Grupa Azoty SA	163	2,706
Synthos SA	2,527	4,053
TVN SA	877	4,318

		$19,834

Portugal — 0.7%
Banco BPI SA(1)	3,044	$6,183
Banco Comercial Portugues SA(1)	39,844	8,893
Sonae	9,856	15,513
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,862	12,446

		$43,035

Security	Shares	Value

Russia — 0.1%
Etalon Group, Ltd. GDR(1)(2)	1,138	$5,121
OAO OGK-2(1)	525,390	3,494

		$8,615

Singapore — 1.4%
ARA Asset Management, Ltd.	4,400	$5,864
Ascott Residence Trust	4,000	3,713
CDL Hospitality Trusts	4,000	5,034
Ezion Holdings, Ltd.	4,800	8,447
Ho Bee Land, Ltd.	3,000	4,708
Hyflux, Ltd.	6,000	5,383
Keppel REIT	3,000	2,635
M1, Ltd.	4,000	10,516
Mapletree Commercial Trust	4,000	3,645
Mapletree Industrial Trust	4,000	4,097
Mapletree Logistics Trust	4,000	3,136
Singapore Post, Ltd.	12,000	12,565
Starhill Global REIT	6,000	3,585
Suntec REIT	2,000	2,513
Venture Corp., Ltd.	1,000	5,793
Wheelock Properties, Ltd.	2,000	2,470

		$84,104

South Africa — 1.5%
AECI, Ltd.	1,107	$12,881
African Bank Investments, Ltd.	4,545	4,385
Aveng, Ltd.(1)	1,540	3,262
AVI, Ltd.	1,339	6,209
DataTec, Ltd.(1)	1,003	4,287
Illovo Sugar, Ltd.	1,950	4,721
Investec, Ltd.	635	4,068
Mondi, Ltd.	284	4,316
Murray & Roberts Holdings, Ltd.(1)	1,505	3,359
Nampak, Ltd.	3,177	9,959
Pick’n Pay Holdings, Ltd.	2,600	4,863
Pioneer Foods, Ltd.	834	6,629
Reunert, Ltd.	684	3,938
Royal Bafokeng Platinum, Ltd.(1)	864	4,873
Spar Group, Ltd. (The)	533	5,756
Trencor, Ltd.	630	4,077

		$87,583

South Korea — 2.5%
AMOREPACIFIC Group, Inc.	25	$10,974
Cheil Worldwide, Inc.(1)	380	9,879

11	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Grand Korea Leisure Co., Ltd.	90	$3,444
Green Cross Corp.	63	7,691
GS Engineering & Construction Corp.	120	3,718
GS Retail Co., Ltd.	220	5,209
Hotel Shilla Co., Ltd.	210	15,081
Hyundai Greenfood Co., Ltd.	400	6,717
Hyundai Home Shopping Network Corp.	65	10,960
Korean Reinsurance Co.	612	6,431
Lock & Lock Co., Ltd.	270	5,540
Lotte Chilsung Beverage Co., Ltd.	5	7,598
LS Industrial Systems Co., Ltd.	72	4,444
Nong Shim Co., Ltd.	25	6,329
ORION Corp.	7	5,693
Ottogi Corp.	13	4,785
Paradise Co., Ltd.	132	3,361
Posco ICT Co., Ltd.	584	4,214
S1 Corp.	77	5,586
SK Broadband Co., Ltd.(1)	1,803	7,919
Tongyang Life Insurance	630	6,378
Young Poong Corp.	3	3,406

		$145,357

Spain — 1.5%
Abengoa SA, Class B	1,737	$5,736
Almirall SA	611	9,745
Antena 3 de Television SA	831	15,605
Duro Felguera SA	747	4,993
Ence Energia y Celulosa SA	2,912	10,687
Gamesa Corporacion Tecnologica SA(1)	472	5,175
Grupo Catalana Occidente SA	462	17,727
Jazztel PLC(1)	640	7,857
Melia Hotels International SA	398	5,167
Viscofan SA	41	2,171

		$84,863

Sweden — 1.8%
AarhusKarlshamn AB	146	$8,915
Atrium Ljungberg AB	326	4,442
Axfood AB	305	14,618
Axis Communications AB	299	9,642
BillerudKorsnas AB	419	5,018
Clas Ohlson AB, Class B	452	7,714
Hexpol AB	182	12,927
Hufvudstaden AB, Class A	640	8,572
Loomis AB, Class B	101	2,386

Security	Shares	Value

Sweden (continued)
Saab AB, Class B	366	$9,490
Swedish Orphan Biovitrum AB(1)	1,121	12,775
Wallenstam AB, Class B	616	9,416

		$105,915

Switzerland — 2.1%
ams AG	92	$11,295
Burckhardt Compression Holdings AG	36	16,216
Flughafen Zuerich AG	31	18,210
Forbo Holding AG(1)	17	13,886
Georg Fischer AG(1)	7	4,795
Kaba Holding AG(1)	30	13,692
Kuoni Reisen Holding AG(1)	21	9,492
Mobimo Holding AG(1)	54	11,255
Nobel Biocare Holding AG(1)	261	3,978
Temenos Group AG(1)	174	4,872
Vontobel Holding AG	378	14,222

		$121,913

Taiwan — 2.6%
Advantech Co., Ltd.	3,000	$18,733
Chicony Electronics Co., Ltd.	3,030	7,734
China Life Insurance Co., Ltd.	5,000	4,765
China Steel Chemical Corp.	3,000	16,631
CTCI Corp.	5,000	6,800
Feng Hsin Iron & Steel Co., Ltd.	2,000	3,422
Formosa Taffeta Co., Ltd.	2,000	2,114
Giant Manufacturing Co., Ltd.	2,000	12,629
Inventec Co., Ltd.	7,000	6,458
Oriental Union Chemical Corp.	2,000	1,994
Phison Electronics Corp.	1,000	6,257
Powertech Technology, Inc.	2,000	2,760
Realtek Semiconductor Corp.	3,030	8,240
Ruentex Development Co., Ltd.	2,000	3,510
ScinoPharm Taiwan, Ltd.	2,080	5,821
Senao International Co., Ltd.	2,000	5,843
Simplo Technology Co., Ltd.	1,000	4,581
Standard Foods Corp.	3,450	10,135
Teco Electric & Machinery Co., Ltd.	8,000	8,689
Transcend Information, Inc.	2,000	5,965
Vanguard International Semiconductor Corp.	5,000	5,471
WPG Holdings Co., Ltd.	3,000	3,480

		$152,032

12	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Thailand — 1.8%
Bangchak Petroleum PCL(3)	5,600	$4,532
Bangkok Land PCL(3)	82,400	3,570
Berli Jucker PCL(3)	4,500	6,164
Bumrungrad Hospital PCL(3)	1,500	3,825
Central Pattana PCL(3)	7,400	8,409
Delta Electronics (Thailand) PCL(3)	5,800	9,295
Electricity Generating PCL(3)	2,500	9,664
Quality House PCL(3)	46,000	3,581
Ratchaburi Electricity Generating Holding PCL, NVDR	3,700	5,354
Robinson Department Store PCL(3)	3,900	5,255
Siam City Cement PCL(3)	800	8,616
Siam Makro PCL(3)	6,000	5,724
Sino Thai Engineering & Construction PCL(3)	5,900	2,357
Thai Tap Water Supply Co., Ltd.(3)	20,700	6,049
Thai Union Frozen Products PCL(3)	3,100	6,547
Thanachart Capital PCL(3)	4,100	3,843
Tisco Financial Group Public Co., Ltd.(3)	3,300	3,703
True Corp. PCL(1)(3)	24,400	5,322
VGI Global Media PCL(3)	12,584	3,230
WHA Corp. PCL(3)	3,300	2,891

		$107,931

Turkey — 0.9%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,359	$4,695
Asya Katilim Bankasi AS(1)	4,925	2,359
Aygaz AS	1,376	4,642
Dogus Otomotiv Servis ve Ticaret AS	930	2,672
Migros Ticaret AS(1)	474	3,068
Pegasus Hava Tasimaciligi AS(1)	465	5,366
Petkim Petrokimya Holding AS(1)	4,991	5,600
TAV Havalimanlari Holding AS	737	5,544
Tekfen Holding AS	1,505	3,152
Tofas Turk Otomobil Fabrikasi AS	1,218	5,729
Turk Traktor ve Ziraat Makineleri AS	222	5,123
Turkiye Sinai Kalkinma Bankasi AS	4,382	3,306
Yazicilar Holding AS	314	2,476

		$53,732

United Kingdom — 6.0%
Abcam PLC	1,181	$10,084
Aveva Group PLC	248	8,758
AZ Electronic Materials SA	1,082	7,045
Beazley PLC	1,650	6,917
Berkeley Group Holdings PLC	215	9,124
Betfair Group PLC	270	4,684
Booker Group PLC	5,528	14,037

Security	Shares	Value

United Kingdom (continued)
BTG PLC(1)	715	$6,961
Capital & Counties Properties PLC	1,928	11,257
CSR PLC	499	5,417
De La Rue PLC	149	1,910
Domino’s Pizza Group PLC	751	6,521
Dunelm Group PLC	551	8,339
Elementis PLC	1,668	6,993
EnQuest PLC(1)	6,020	12,820
Fidessa Group PLC	343	13,024
Filtrona PLC	1,065	14,496
Genus PLC	390	8,406
Greene King PLC	330	4,645
Halfords Group PLC	1,065	8,008
Hikma Pharmaceuticals PLC	585	11,532
Hunting PLC	682	8,440
International Personal Finance PLC	415	3,165
Jardine Lloyd Thompson Group PLC	485	8,421
Lancashire Holdings, Ltd.	182	2,254
Micro Focus International PLC	804	9,894
Moneysupermarket.com Group PLC	1,776	5,211
N Brown Group PLC	997	8,852
Ocado Group PLC(1)	1,848	15,856
Pace PLC	957	5,617
Rightmove PLC	299	12,441
Rotork PLC	117	4,729
Shaftesbury PLC	439	4,489
Soco International PLC(1)	1,980	13,396
Stolt-Nielsen, Ltd.	472	13,944
Telecom Plus PLC	424	13,271
Ultra Electronics Holdings PLC	486	15,603
Victrex PLC	227	6,631
WH Smith PLC	1,117	19,129

		$352,321

United States — 29.6%
ACADIA Pharmaceuticals, Inc.(1)	591	$13,770
ACI Worldwide, Inc.(1)	141	8,546
Acorda Therapeutics, Inc.(1)	111	3,258
Aegerion Pharmaceuticals, Inc.(1)	159	9,537
Akorn, Inc.(1)	217	4,926
Alaska Air Group, Inc.	199	15,735
Alkermes PLC(1)	347	16,892
Allegiant Travel Co.	139	12,659
ALLETE, Inc.	236	11,795
Alnylam Pharmaceuticals, Inc.(1)	225	18,823
Anworth Mortgage Asset Corp.	1,864	8,742

13	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
ARRIS Group, Inc.(1)	460	$11,914
Aspen Technology, Inc.(1)	272	12,395
Athenahealth, Inc.(1)	35	5,159
Avista Corp.	353	10,177
Balchem Corp.	168	9,159
Black Hills Corp.	297	16,284
Blackbaud, Inc.	170	5,858
Bonanza Creek Energy, Inc.(1)	221	8,997
Boston Beer Co., Inc. (The), Class A(1)	55	11,457
Bristow Group, Inc.	178	12,779
Buckle, Inc. (The)	103	4,565
Buffalo Wild Wings, Inc.(1)	53	7,519
C&J Energy Services, Inc.(1)	199	4,653
Cabot Microelectronics Corp.(1)	174	7,016
CACI International, Inc., Class A(1)	123	9,104
Calgon Carbon Corp.(1)	468	9,505
Capstead Mortgage Corp.	766	9,667
Casey’s General Stores, Inc.	116	7,966
Celldex Therapeutics, Inc.(1)	550	14,179
Cheesecake Factory, Inc. (The)	179	7,973
CLARCOR, Inc.	230	12,747
Cleco Corp.	226	11,042
Cloud Peak Energy, Inc.(1)	541	10,133
Cogent Communications Group, Inc.	170	7,033
CommVault Systems, Inc.(1)	113	7,805
Conn’s, Inc.(1)	216	13,113
Contango Oil & Gas Co.(1)	155	6,504
Convergys Corp.	361	7,354
Conversant, Inc.(1)	302	6,493
Cornerstone OnDemand, Inc.(1)	108	6,161
Costar Group, Inc.(1)	26	4,473
Cracker Barrel Old Country Store, Inc.	93	9,208
Cubist Pharmaceuticals, Inc.(1)	219	16,007
CYS Investments, Inc.	918	7,271
Delek US Holdings, Inc.	269	8,151
Diamondback Energy, Inc.(1)	238	12,371
Dril-Quip, Inc.(1)	90	9,050
Eagle Materials, Inc.	167	13,151
El Paso Electric Co.	294	10,710
Energy XXI Bermuda, Ltd.	105	2,410
EPL Oil & Gas, Inc.(1)	295	7,927
Finish Line, Inc. (The), Class A	255	6,541
First Financial Bankshares, Inc.	109	6,668
Forum Energy Technologies, Inc.(1)	425	10,676
GNC Holdings, Inc., Class A	223	11,398
Government Properties Income Trust	229	5,656

Security	Shares	Value

United States (continued)
Gulf Coast Ultra Deep Royalty Trust(1)	834	$2,102
GulfMark Offshore, Inc., Class A	164	6,980
H.B. Fuller Co.	128	5,962
Haemonetics Corp.(1)	58	2,198
Hain Celestial Group, Inc. (The)(1)	153	14,059
Hatteras Financial Corp.	385	6,907
Heartland Express, Inc.	165	3,475
Heartland Payment Systems, Inc.	106	4,570
Hecla Mining Co.	3,530	10,696
Helen of Troy, Ltd.(1)	59	3,247
Hercules Offshore, Inc.(1)	1,600	7,968
Hibbett Sports, Inc.(1)	111	6,661
Hillenbrand, Inc.	197	5,333
Hittite Microwave Corp.(1)	97	5,563
Home BancShares, Inc.	139	4,287
HSN, Inc.	168	9,201
Hyster-Yale Materials Handling, Inc.	90	7,718
IDACORP, Inc.	291	15,344
Investors Bancorp, Inc.	105	2,664
Isis Pharmaceuticals, Inc.(1)	391	19,964
J&J Snack Foods Corp.	95	8,369
j2 Global, Inc.	239	10,839
Jazz Pharmaceuticals PLC(1)	114	17,289
JoS. A. Bank Clothiers, Inc.(1)	137	7,702
Kodiak Oil & Gas Corp.(1)	522	5,538
Lancaster Colony Corp.	151	13,125
Lexicon Pharmaceuticals, Inc.(1)	3,892	7,161
Louisiana-Pacific Corp.(1)	446	7,818
Lumber Liquidators Holdings, Inc.(1)	138	12,281
ManTech International Corp., Class A	190	5,529
MarketAxess Holdings, Inc.	69	4,329
MAXIMUS, Inc.	265	11,228
Medicines Co. (The)(1)	366	12,722
Medidata Solutions, Inc.(1)	232	14,639
Mentor Graphics Corp.	364	7,571
MFA Financial, Inc.	1,138	8,296
MGE Energy, Inc.	241	13,723
MGIC Investment Corp.(1)	1,649	14,000
Middleby Corp.(1)	20	4,932
Minerals Technologies, Inc.	155	8,010
Monro Muffler Brake, Inc.	242	13,433
Montpelier Re Holdings, Ltd.	86	2,397
Mueller Industries, Inc.	215	13,382
MWI Veterinary Supply, Inc.(1)	80	14,901
National Health Investors, Inc.	156	9,823
National Retail Properties, Inc.	72	2,390

14	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Nektar Therapeutics(1)	1,272	$17,299
New Jersey Resources Corp.	216	9,850
NewMarket Corp.	23	7,702
Northwest Bancshares, Inc.	164	2,306
Northwest Natural Gas Co.	205	8,520
NorthWestern Corp.	292	13,201
NPS Pharmaceuticals, Inc.(1)	473	16,924
Nu Skin Enterprises, Inc., Class A	77	6,557
Ocwen Financial Corp.(1)	252	11,123
Owens & Minor, Inc.	255	8,833
PDC Energy, Inc.(1)	180	8,975
Piedmont Natural Gas Co., Inc.	304	10,038
Pilgrim’s Pride Corp.(1)	896	14,990
Plantronics, Inc.	191	8,200
Platinum Underwriters Holdings, Ltd.	132	7,503
PNM Resources, Inc.	484	11,931
Portland General Electric Co.	361	10,895
Post Properties, Inc.	51	2,393
Primerica, Inc.	347	14,619
ProAssurance Corp.	50	2,323
Puma Biotechnology, Inc.(1)	106	12,530
RBC Bearings, Inc.(1)	97	6,289
Resolute Energy Corp.(1)	714	5,705
Rite Aid Corp.(1)	2,585	14,347
RLI Corp.	236	9,832
Rollins, Inc.	160	4,611
Rosetta Resources, Inc.(1)	134	5,710
Salix Pharmaceuticals, Ltd.(1)	80	7,787
Sanchez Energy Corp.(1)	218	5,993
Sanderson Farms, Inc.	190	14,126
Saul Centers, Inc.	131	6,105
Schweitzer-Mauduit International, Inc.	204	9,411
Scorpio Tankers, Inc.	1,048	10,480
Seaboard Corp.	3	7,650
Seattle Genetics, Inc.(1)	340	15,252
SemGroup Corp., Class A	204	12,599
Sensient Technologies Corp.	197	9,637
Ship Finance International, Ltd.	273	4,674
Shutterstock, Inc.(1)	115	9,270
Signature Bank(1)	123	15,013
Six Flags Entertainment Corp.	198	7,106
Snyders-Lance, Inc.	250	6,677
Solar Capital, Ltd.	105	2,324
SolarWinds, Inc.(1)	155	6,183
South Jersey Industries, Inc.	176	9,388
Southwest Gas Corp.	274	14,722

Security	Shares	Value

United States (continued)
Sovran Self Storage, Inc.	123	$8,353
Spirit Airlines, Inc.(1)	277	12,991
SS&C Technologies Holdings, Inc.(1)	138	5,357
Starwood Property Trust, Inc.	392	11,838
Stepan Co.	130	8,241
STERIS Corp.	177	8,123
Stone Energy Corp.(1)	320	9,904
SunEdison, Inc.(1)	1,209	16,817
SunPower Corp.(1)	387	12,523
Supervalu, Inc.(1)	1,580	9,132
Synaptics, Inc.(1)	211	12,314
SYNNEX Corp.(1)	73	4,099
Take-Two Interactive Software, Inc.(1)	473	9,072
Tanger Factory Outlet Centers	67	2,236
Targa Resources Corp.	207	18,690
Teledyne Technologies, Inc.(1)	189	17,363
Tennant Co.	189	12,121
TiVo, Inc.(1)	471	5,836
Tootsie Roll Industries, Inc.	229	6,948
TreeHouse Foods, Inc.(1)	151	9,942
Tyler Technologies, Inc.(1)	74	7,803
UIL Holdings Corp.	264	10,209
Ultimate Software Group, Inc.(1)	86	14,038
United Natural Foods, Inc.(1)	139	9,392
Universal Corp.	121	6,210
UNS Energy Corp.	236	14,132
Vector Group, Ltd.	144	2,572
ViaSat, Inc.(1)	101	6,011
Watsco, Inc.	124	11,733
Weis Markets, Inc.	197	9,696
West Pharmaceutical Services, Inc.	286	13,571
Westamerica Bancorporation	58	2,863
Western Refining, Inc.	423	16,544
WGL Holdings, Inc.	239	9,029
World Fuel Services Corp.	230	9,826
Yelp, Inc.(1)	192	14,582

		$1,725,102

Total Common Stocks (identified cost $5,143,750)		$5,690,475

15	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Portfolio of Investments — continued

Equity-Linked Securities(4)(5) — 2.0%

Security	Maturity Date	Shares	Value

India — 2.0%
Bajaj Finserv, Ltd.	10/26/18	430	$4,669
Bharat Forge, Ltd.	11/2/16	993	5,496
Britannia Industries, Ltd.	10/17/17	388	5,475
Castrol India, Ltd.	10/17/17	1,703	8,013
Eicher Motors, Ltd.	4/17/18	100	7,417
GlaxoSmithKline Consumer Healthcare	9/7/16	135	9,187
Jaiprakash Power Ventures, Ltd.	10/26/18	13,980	2,936
JSW Energy, Ltd.	10/26/18	5,910	4,166
Jubilant Foodworks, Ltd.	7/3/17	244	4,174
LIC Housing Finance, Ltd.	8/12/15	1,319	4,122
Mahindra & Mahindra Financial Services	11/3/15	1,007	3,902
Marico, Ltd.	10/17/17	2,500	8,537
Motherson Sumi Systems, Ltd.	10/26/18	1,586	5,161
Petronet LNG, Ltd.	10/17/17	3,000	5,265
Piramal Enterprises, Ltd.	10/9/14	950	8,441
Reliance Capital, Ltd.	10/26/18	770	3,985
Reliance Infrastructure, Ltd.	4/26/16	650	3,864
Shree Cement, Ltd.	7/20/17	125	8,853
Unitech, Ltd.	7/27/15	15,130	3,026
United Phosphorus, Ltd.	7/20/17	2,617	7,890

Total Equity-Linked Securities (identified cost $123,919)			$114,579

Investment Funds — 0.0%(6)

Security	Shares	Value

Australia — 0.0%(6)
Australian Infrastructure Fund	1,502	$9

Total Investment Funds (identified cost $4,833)		$9

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.13%(7)	$27	$26,943

Total Short-Term Investments (identified cost $26,943)		$26,943

Total Investments — 99.9% (identified cost $5,299,445)		$5,832,006

Other Assets, Less Liabilities — 0.1%		$4,023

Net Assets — 100.0%		$5,836,029

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
REIT	–	Real Estate Investment Trust

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $5,121 or 0.1% of the Fund’s net assets.

(3)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $114,579 or 2.0% of the Fund’s net assets.

(5)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014.

16	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	33.6%	$1,957,725
Euro	14.7	859,200
Japanese Yen	8.6	501,759
British Pound Sterling	6.1	356,993
Hong Kong Dollar	5.0	294,129
Canadian Dollar	3.3	191,448
New Taiwan Dollar	2.6	152,032
South Korean Won	2.5	145,357
Australian Dollar	2.2	125,660
Swiss Franc	2.1	121,913
Malaysian Ringgit	2.0	117,034
Thai Baht	1.8	107,931
Swedish Krona	1.8	105,915
South African Rand	1.5	87,583
Indonesian Rupiah	1.5	85,973
Singapore Dollar	1.4	84,104
Norwegian Krone	1.4	80,563
Brazilian Real	1.3	76,953
New Zealand Dollar	1.2	70,996
Israeli Shekel	1.1	62,866
Chilean Peso	1.1	62,310
Other currency, less than 1% each	3.1	183,562

Total Investments	99.9%	$5,832,006

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.8%	$861,147
Industrials	13.0	761,718
Consumer Discretionary	12.8	747,807
Information Technology	12.6	732,891
Health Care	11.9	694,306
Consumer Staples	10.1	592,502
Materials	8.2	477,179
Energy	7.9	459,417
Utilities	6.4	371,980
Telecommunication Services	1.8	106,107
Short-Term Investments	0.4	26,943
Investment Funds	0.0 (1)	9

Total Investments	99.9%	$5,832,006

(1)	Amount is less than 0.05%.

17	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Statement of Assets and Liabilities

Assets	January 31, 2014
Unaffiliated investments, at value (identified cost, $5,272,502)	$5,805,063
Affiliated investment, at value (identified cost, $26,943)	26,943
Foreign currency, at value (identified cost, $32,271)	31,729
Dividends receivable	3,027
Interest receivable from affiliated investment	2
Receivable for investments sold	55
Tax reclaims receivable	1,414
Receivable from affiliates	23,194
Total assets	$5,891,427

Liabilities
Payable to affiliate:
Investment adviser and administration fee	$3,561
Accrued expenses	51,837
Total liabilities	$55,398
Net Assets	$5,836,029

Sources of Net Assets
Paid-in capital	$5,308,635
Accumulated net realized gain	3,901
Accumulated distributions in excess of net investment income	(8,563)
Net unrealized appreciation	532,056
Net Assets	$5,836,029

Institutional Class
Net Assets	$5,836,029
Shares Outstanding	529,912
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.01

18	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Statement of Operations

Investment Income	Year Ended January 31, 2014
Dividends (net of foreign taxes, $13,679)	$139,043
Interest allocated from affiliated investment	25
Expenses allocated from affiliated investment	(2)
Total investment income	$139,066

Expenses
Investment adviser and administration fee	$39,190
Trustees’ fees and expenses	733
Custodian fee	80,669
Transfer and dividend disbursing agent fees	73
Legal and accounting services	34,567
Printing and postage	16,223
Registration fees	24,176
Miscellaneous	12,365
Total expenses	$207,996
Deduct —
Allocation of expenses to affiliates	$160,465
Total expense reductions	$160,465

Net expenses	$47,531

Net investment income	$91,535

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$182,317
Foreign currency transactions	(2,981)
Net realized gain	$179,336
Change in unrealized appreciation (depreciation) —
Investments	$334,363
Foreign currency	(512)
Net change in unrealized appreciation (depreciation)	$333,851

Net realized and unrealized gain	$513,187

Net increase in net assets from operations	$604,722

19	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended January 31, 2014	Period Ended January 31, 2013(1)
From operations —
Net investment income	$91,535	$3,031
Net realized gain from investment and foreign currency transactions, disposal of investments in violation of restrictions and net increase from payment by affiliate	179,336	9,268
Net change in unrealized appreciation (depreciation) from investments and foreign currency	333,851	198,205
Net increase in net assets from operations	$604,722	$210,504
Distributions to shareholders —
From net investment income	$(130,296)	$(2,000)
From net realized gain	(180,920)	—
Total distributions to shareholders	$(311,216)	$(2,000)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$77,608	$5,000,000
Net asset value of shares issued to shareholders in payment of distributions declared	266,667	—
Cost of shares redeemed	$(10,256)	$—
Net increase in net assets from Fund share transactions	$334,019	$5,000,000

Net increase in net assets	$627,525	$5,208,504

Net Assets
At beginning of period	$5,208,504	$—
At end of period	$5,836,029	$5,208,504

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(8,563)	$25,404

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

20	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Financial Highlights

	Institutional Class
	Year Ended January 31, 2014	Period Ended January 31, 2013(1)
Net asset value — Beginning of period	$10.420	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.181	$0.006
Net realized and unrealized gain	1.023	0.418

Total income from operations	$1.204	$0.424

Less Distributions
From net investment income	$(0.257)	$(0.004)
From net realized gain	(0.357)	—

Total distributions	$(0.614)	$(0.004)

Net asset value — End of period	$11.010	$10.420

Total Return(3)	11.50%	4.24	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,836	$5,209
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.85%	0.85	%(7)
Net investment income	1.63%	0.52	%(7)
Portfolio Turnover	38%	13	%(4)

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the period ended January 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the period ended January 31, 2013.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.86% and 10.98% of average daily net assets for the year ended January 31, 2014 and the period ended January 31, 2013, respectively). Absent this subsidy, total return would have been lower.

(7)	Annualized.

21	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 20, 2012. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers Institutional Class shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

22

Parametric Global Small-Cap Fund

January 31, 2014

Notes to Financial Statements — continued

As of January 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended January 31, 2014 and the period ended January 31, 2013 was as follows:

	Year Ended January 31, 2014	Period Ended January 31, 2013

Distributions declared from:
Ordinary income	$311,216	$2,000

During the year ended January 31, 2014, accumulated net realized gain was decreased by $4,628, accumulated distributions in excess of net investment income was decreased by $4,794 and paid-in capital was decreased by $166 due to differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), distributions from real estate investment trusts (REITs), non-deductible expenses and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

23

Parametric Global Small-Cap Fund

January 31, 2014

Notes to Financial Statements — continued

As of January 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$8,579
Undistributed long-term capital gains	$642
Net unrealized appreciation	$518,173

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the statement of assets and liabilities is primarily due to wash sales, investments in partnerships, investments in PFICs and the tax treatment of short-term capital gains.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended January 31, 2014, the investment adviser and administration fee amounted to $39,190 or 0.70% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets. This agreement may be changed or terminated after May 31, 2014. Pursuant to this agreement, EVM and Parametric were allocated $160,465 in total of the Fund’s operating expenses for the year ended January 31, 2014.

EVM provides sub-transfer agency services to the Fund and receives a fee based upon the actual expenses it incurs in the performance of these services. For the year ended January 31, 2014, EVM earned $23 in sub-transfer agent fees, which are included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,225,222 and $2,095,443, respectively, for the year ended January 31, 2014.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Institutional Class	Year Ended January 31, 2014	Period Ended January 31, 2013(1)

Sales	7,114	500,000
Issued to shareholders electing to receive payments of distributions in Fund shares	23,747	—
Redemptions	(949)	—

Net increase	29,912	500,000

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

At January 31, 2014, an affiliate of EVM owned approximately 99% of the outstanding shares of the Fund.

24

Parametric Global Small-Cap Fund

January 31, 2014

Notes to Financial Statements — continued

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,313,328

Gross unrealized appreciation	$957,294
Gross unrealized depreciation	(438,616)

Net unrealized appreciation	$518,678

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2014.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Parametric Global Small-Cap Fund

January 31, 2014

Notes to Financial Statements — continued

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$32,550	$1,684,966		$—	$1,717,516
Developed Europe	45,387	1,520,365		—	1,565,752
Developed Middle East	12,894	62,866		—	75,760
Emerging Europe	5,121	126,728		—	131,849
Latin America	56,202	139,263		—	195,465
Middle East/Africa	—	87,583		—	87,583
North America	1,916,550	—		—	1,916,550

Total Common Stocks	$2,068,704	$3,621,771	*	$—	$5,690,475

Equity-Linked Securities	$—	$114,579		$—	$114,579
Investment Funds	—	9		—	9
Short-Term Investments	—	26,943		—	26,943

Total Investments	$2,068,704	$3,763,302		$—	$5,832,006

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

26

Parametric Global Small-Cap Fund

January 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Global Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Global Small-Cap Fund (“the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from the start of business, December 20, 2012, to January 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Global Small-Cap Fund as of January 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended, and for the period from the start of business, December 20, 2012 to January 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2014

27

Parametric Global Small-Cap Fund

January 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  The Fund designates approximately $103,523, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2014 ordinary income dividends, 5.66% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  The Fund paid foreign taxes of $12,870 and recognized foreign source income of $124,666.

Capital Gain Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2014, $642, or, if subsequently determined to be different, the net capital gain of such year.

28

Parametric Global Small-Cap Fund

January 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Allen R. Freedman 1940	Trustee	2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(2) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(3) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

29

Parametric Global Small-Cap Fund

January 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(2) None.

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

30

Parametric Global Small-Cap Fund

January 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Date first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for, Mr. Eston and Ms. Taggart for all funds except eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap/Buffered Downside and Ms. Mosley for all funds) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap/Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Effective January 1, 2014, Ms. Mosley was appointed as a Trustee of the Trust.
(4)	Date first elected to serve as officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial appointment.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6603 1.31.14

Parametric International Equity Fund Annual Report January 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2014

Parametric International Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	26

Federal Tax Information	27

Management and Organization	28

Important Notices	31

Parametric International Equity Fund

January 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period started on February 1, 2013, global stocks, as measured by the MSCI All Country World Index (ACWI)2, had recently begun a rally that would continue well into May, driven largely by strengthening economic data in the U.S., Europe and elsewhere, along with highly accommodative monetary policies by global central banks.

In late May 2013, however, then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could begin to taper off sooner than most investors had expected. The negative effect on worldwide markets was swift and dramatic. Bond investors rushed to sell assets in anticipation of rising interest rates. The prospect of reduced Fed stimulus weighed on global equities as well, most notably in emerging markets.

By late June 2013, however, global equities, in general, resumed their upward trajectory. Factors contributing to the rally included some backtracking by the Fed on its earlier statements regarding QE, ongoing improvements in housing and other U.S. economic data, and news from Europe that the eurozone had officially come out of recession.

After faltering again in August 2013 amid geopolitical tensions in the Middle East, global equities once more trended upward. In mid-September, the Fed again surprised investors by announcing that it was postponing any tapering of QE for the time being. Global stocks initially surged in response, only to drift downward in late September and early October amid investor uncertainty over the Fed’s intentions and a Congressional impasse that led to a partial U.S. government shutdown on October 1, 2013.

In mid-October, global stocks reversed direction again and began a rally that more or less lasted through the rest of 2013, driven largely by moderate economic growth that seemed to confirm the global recovery was gaining strength. Even the Fed’s mid-December announcement that tapering of QE would begin in January 2014 did not derail the rally, as investors appeared relieved that the tapering would be gradual and that the Fed still intended to keep short-term interest rates near zero for an extended period.

However, when the Fed announced further tapering toward the end of January, the reaction from global markets was more negative. Although the Fed’s latest move was widely expected, many investors worried about continued withdrawal of stimulus in the face of recent emerging-market turmoil and some mixed economic data. Against this backdrop, the MSCI ACWI slid 4.00% for the month of January 2014.

For the full 12-month period, the MSCI ACWI returned 12.70%. In the U.S., the S&P 500 Index gained 21.52%, achieving multiple all-time closing highs along the way. The nascent European recovery helped power the FTSE Eurotop 100 Index to a 12.59% return. In response to Prime Minister Shinzo Abe’s stimulus efforts, Japan’s Nikkei-225 Stock Average advanced 19.82%. Elsewhere in the Asia-Pacific region, the MSCI Golden Dragon Index declined 2.32% amid slowing growth in China. Emerging markets were among the period’s worst performers, with the MSCI Emerging Markets Index falling 10.17%.

Fund Performance

For the 12-month period ended January 31, 2014, Parametric International Equity Fund (the Fund) had a total return of 9.04% for Investor Class shares at net asset value (NAV), underperforming the 11.93% return of the Fund’s benchmark, the MSCI EAFE Index (the Index).

Factors detracting from the Fund’s performance relative to the Index included an underweight position in Japan, where equities generally performed strongly for the 12-month period on massive government stimulus measures. Also detracting from the Fund’s performance versus the Index was the Fund’s overweight position in Singapore, whose market was adversely impacted by concerns about tighter U.S. monetary policy. An underweight position in the financials sector also detracted from the Fund’s performance versus the Index, as bank stocks generally rallied during the period on favorable economic conditions.

Factors contributing to the Fund’s performance relative to the Index included an underweight position in Australia, whose market was dragged down by poor results among commodity-related stocks during the period. Overweight positions in Ireland, Finland and Spain further contributed to the Fund’s performance versus the Index, as European markets generally rose during the period on strengthening economic indicators. An overweight position in the industrials sector also aided the Fund’s performance relative to the Index, as economically sensitive sectors benefited from improved economic activity during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric International Equity Fund

January 31, 2014

Performance2,3

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	9.04%	—	6.78%
Institutional Class at NAV	04/01/2010	04/01/2010	9.31	—	7.05
MSCI EAFE Index	—	—	11.93%	13.83%	7.01%

% Total Annual Operating Expense Ratios[4]				Investor Class	Institutional Class
Gross				1.51%	1.25%
Net				1.05	0.80

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	04/01/2010	$64,967	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Parametric International Equity Fund

January 31, 2014

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Novo Nordisk A/S, Class B	1.4%
Nestle SA	1.3
SAP AG	1.2
Linde AG	1.1
DBS Group Holdings, Ltd.	1.1
ENI SpA	1.1
Anheuser-Busch InBev NV	1.1
ASML Holding NV	1.1
Coloplast A/S, Class B	1.0
Novartis AG	0.9
Total	11.3%

See Endnotes and Additional Disclosures in this report.

4

Parametric International Equity Fund

January 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Nikkei-225 Stock Average is an unmanaged, price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/14. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric International Equity Fund

January 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 – January 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,056.40	$5.44	**	1.05%
Institutional Class	$1,000.00	$1,058.10	$4.15	**	0.80%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.90	$5.35	**	1.05%
Institutional Class	$1,000.00	$1,021.20	$4.08	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Parametric International Equity Fund

January 31, 2014

Portfolio of Investments

Common Stocks — 99.4%

Security	Shares	Value

Australia — 5.7%
AGL Energy, Ltd.	12,775	$170,008
Amcor, Ltd.	54,391	510,204
APA Group	9,374	49,115
Australia and New Zealand Banking Group, Ltd.	10,231	269,487
BHP Billiton, Ltd.	7,996	255,354
Caltex Australia, Ltd.	2,200	37,251
CFS Retail Property Trust Group	17,143	29,077
Coca-Cola Amatil, Ltd.	12,701	129,869
Commonwealth Bank of Australia	5,968	387,481
Computershare, Ltd.	6,770	66,142
Crown, Ltd.	2,586	37,742
CSL, Ltd.	3,715	228,666
Federation Centres	14,072	27,919
Flight Centre, Ltd.	935	38,748
Fortescue Metals Group, Ltd.	7,746	35,929
GPT Group	15,885	50,198
Harvey Norman Holdings, Ltd.	24,339	63,755
James Hardie Industries PLC CDI	4,080	46,115
Leighton Holdings, Ltd.	2,358	33,890
Metcash, Ltd.	21,442	56,583
National Australia Bank, Ltd.	8,497	247,021
Orica, Ltd.	11,666	240,136
Origin Energy, Ltd.	18,017	220,181
Orora, Ltd.(1)	54,391	60,928
Qantas Airways, Ltd.(1)	19,690	18,854
Rio Tinto, Ltd.	3,764	213,878
Seek, Ltd.	3,340	36,256
Sydney Airport	9,117	31,443
Tabcorp Holdings, Ltd.	11,542	34,869
Tatts Group, Ltd.	15,658	40,932
Telstra Corp., Ltd.	98,741	444,414
Toll Holdings, Ltd.	7,061	34,484
Transurban Group	13,826	83,538
Wesfarmers, Ltd.	1,358	49,827
Westfield Retail Trust	11,310	29,881
Westpac Banking Corp.	2,941	79,265
Woodside Petroleum, Ltd.	3,407	111,425
Woolworths, Ltd.	6,642	198,018

		$4,698,883

Austria — 1.0%
Andritz AG	490	$26,887
OMV AG	10,325	446,741

Security	Shares	Value

Austria (continued)
Raiffeisen Bank International AG	6,543	$250,886
Verbund AG	4,430	93,323

		$817,837

Belgium — 3.6%
Ageas NV SA	904	$38,792
Anheuser-Busch InBev NV	9,453	906,001
Belgacom SA	9,652	275,529
Colruyt SA	4,547	257,944
Delhaize Group SA	686	44,061
Groupe Bruxelles Lambert SA	4,844	437,015
KBC Groep NV	730	43,056
Solvay SA	1,971	275,195
Telenet Group Holding NV	3,343	198,575
UCB SA	4,037	285,455
Umicore SA	4,293	183,565

		$2,945,188

Denmark — 4.6%
A.P. Moller-Maersk A/S, Class A	21	$224,790
A.P. Moller-Maersk A/S, Class B	23	256,996
Coloplast A/S, Class B	10,805	811,676
Danske Bank A/S(1)	2,198	49,713
DSV A/S	9,896	317,735
Novo Nordisk A/S, Class B	29,935	1,185,832
Novozymes A/S, Class B	13,150	568,251
TDC A/S	9,435	88,764
Tryg A/S	1,718	164,060
William Demant Holding A/S(1)	1,217	111,995

		$3,779,812

Finland — 3.3%
Elisa Oyj	10,113	$259,243
Fortum Oyj	7,742	166,379
Kesko Oyj, Class B	2,158	79,529
Kone Oyj, Class B	15,245	618,654
Metso Oyj	2,592	80,912
Neste Oil Oyj	9,917	177,022
Nokia Oyj (1)	49,444	342,193
Nokian Renkaat Oyj	1,308	55,031
Orion Oyj, Class B	7,244	189,071
Sampo Oyj	7,909	366,723
Stora Enso Oyj	13,165	122,873
UPM-Kymmene Oyj	3,398	52,046

7	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Finland (continued)
Valmet Corp.(1)	2,592	$21,866
Wartsila Oyj	4,279	231,716

		$2,763,258

France — 6.5%
ADP	1,248	$140,806
Air Liquide SA	5,035	631,889
AXA SA	1,296	33,995
BNP Paribas SA	530	40,919
Carrefour SA	2,340	80,408
Casino Guichard-Perrachon SA	349	35,972
CGG SA(1)	3,549	52,718
Christian Dior SA	628	114,797
CNP Assurances	3,160	61,828
Compagnie Generale des Etablissements Michelin, Class B	278	29,243
Credit Agricole SA(1)	3,167	42,496
Dassault Systemes SA	1,524	180,736
EDF SA	1,139	38,665
Essilor International SA	1,598	160,357
Eutelsat Communications SA	525	15,929
GDF Suez	11,405	251,748
Iliad SA	236	53,990
Imerys SA	900	73,180
JCDecaux SA	771	32,879
Kering SA	354	70,601
L’Oreal SA	908	149,070
Lagardere SCA	2,506	88,462
LVMH Moet Hennessy Louis Vuitton SA	4,011	713,532
Natixis	10,890	63,882
Orange SA	3,618	44,788
Pernod-Ricard SA	4,073	437,403
Renault SA	4,210	365,719
Safran SA	3,384	240,488
Sanofi	2,939	287,319
SES SA	2,302	73,926
Societe BIC SA	1,160	133,487
Societe Generale	691	39,041
Sodexo	1,047	103,112
Suez Environnement Co. SA	3,868	69,279
Thales SA	1,044	67,938
Total SA	3,048	173,893
Unibail-Rodamco SE	310	74,608
Vallourec SA	656	32,751
Veolia Environnement	4,212	66,038

		$5,367,892

Security	Shares	Value

Germany — 7.1%
Adidas AG	1,780	$198,455
BASF SE	1,083	115,785
Bayerische Motoren Werke AG	1,871	203,103
Bayerische Motoren Werke AG, PFC Shares	2,475	198,349
Beiersdorf AG	999	98,740
Brenntag AG	189	32,578
Celesio AG	1,421	46,810
Commerzbank AG(1)	6,065	102,668
Continental AG	533	114,390
Daimler AG	2,048	171,061
Deutsche Boerse AG	923	70,879
Deutsche Lufthansa AG(1)	4,066	96,584
Deutsche Post AG	7,780	268,704
Deutsche Telekom AG	9,603	155,272
E.ON AG	2,053	37,159
Fraport AG	442	32,616
Fresenius Medical Care AG & Co. KGaA	425	29,950
Hannover Rueckversicherung AG	1,121	88,929
HeidelbergCement AG	421	31,246
Henkel AG & Co. KGaA	1,716	166,764
Henkel AG & Co. KGaA, PFC Shares	2,776	300,492
Hochtief AG	442	35,184
Kabel Deutschland Holding AG	236	31,021
Linde AG	5,022	948,995
Muenchener Rueckversicherungs-Gesellschaft AG	396	81,608
Osram Licht AG(1)	4,976	290,820
Porsche Automobil Holding SE, PFC Shares	424	41,366
ProSiebenSat.1 Media AG	670	30,014
RWE AG	1,057	39,002
RWE AG, PFC Shares	1,130	35,022
Salzgitter AG	938	41,378
SAP AG	13,283	1,016,277
Siemens AG	864	109,308
ThyssenKrupp AG(1)	3,044	78,169
United Internet AG	7,614	332,551
Volkswagen AG	452	109,454
Volkswagen AG, PFC Shares	326	82,272

		$5,862,975

Hong Kong — 5.0%
ASM Pacific Technology, Ltd.	3,500	$32,776
Bank of East Asia, Ltd.	46,600	177,066
BOC Hong Kong (Holdings), Ltd.	93,000	283,249
Cathay Pacific Airways, Ltd.	85,000	176,833
Cheung Kong Infrastructure Holdings, Ltd.	33,000	193,828

8	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
CLP Holdings, Ltd.	27,500	$208,009
Galaxy Entertainment Group, Ltd.(1)	77,000	752,643
Hang Seng Bank, Ltd.	39,700	626,303
HKT Trust and HKT, Ltd.	40,000	38,238
Hong Kong & China Gas Co., Ltd.	198,759	409,181
Hopewell Holdings, Ltd.	41,000	141,531
Li & Fung, Ltd.	58,000	80,595
Link REIT (The)	19,000	86,035
MGM China Holdings, Ltd.	8,400	32,870
MTR Corp., Ltd.	57,500	203,361
Orient Overseas (International), Ltd.	7,000	29,156
Power Assets Holdings, Ltd.	55,000	412,420
Sands China, Ltd.	5,600	43,076
SJM Holdings, Ltd.	10,000	30,932
Wheelock & Co., Ltd.	3,000	12,167
Wing Hang Bank, Ltd.	8,000	114,654
Wynn Macau, Ltd.	10,000	42,408

		$4,127,331

Ireland — 1.2%
CRH PLC	12,110	$311,401
Kerry Group PLC, Class A	10,275	691,102

		$1,002,503

Israel — 2.3%
Bank Hapoalim B.M.	46,398	$240,932
Bank Leumi Le-Israel B.M.(1)	54,769	208,047
Bezeq Israeli Telecommunication Corp., Ltd.	104,496	159,244
Delek Group, Ltd.	333	118,809
Israel Chemicals, Ltd.	9,291	75,951
Israel Corp., Ltd.(1)	231	116,128
Mizrahi Tefahot Bank, Ltd.	10,951	133,371
NICE Systems, Ltd.	4,354	170,745
Teva Pharmaceutical Industries, Ltd. ADR	14,642	653,472

		$1,876,699

Italy — 4.3%
Atlantia SpA	9,772	$222,268
Autogrill SpA(1)	4,891	44,781
Enel Green Power SpA	113,750	286,689
Enel SpA	14,019	63,804
ENI SpA	39,987	908,050
Fiat SpA(1)	4,092	40,700
Finmeccanica SpA(1)	12,888	112,933

Security	Shares	Value

Italy (continued)
Intesa Sanpaolo SpA	23,953	$64,557
Luxottica Group SpA	8,491	449,958
Pirelli & C. SpA	7,791	125,302
Snam Rete Gas SpA	82,053	449,811
Telecom Italia SpA	49,299	54,747
Telecom Italia SpA, PFC Shares	273,010	229,965
Tenaris SA	3,967	88,496
Terna Rete Elettrica Nazionale SpA	73,433	356,025
UniCredit SpA	6,521	48,810

		$3,546,896

Japan — 12.4%
ABC-Mart, Inc.	1,100	$47,562
Air Water, Inc.	5,000	73,684
Aisin Seiki Co., Ltd.	1,100	40,503
Alfresa Holdings Corp.	600	34,091
All Nippon Airways Co., Ltd.	17,000	36,029
Amada Co., Ltd.	6,000	48,545
Asahi Kasei Corp.	5,000	37,835
Bank of Kyoto, Ltd. (The)	13,000	103,552
Bank of Yokohama, Ltd. (The)	19,000	95,507
Bridgestone Corp.	900	32,312
Brother Industries, Ltd.	3,400	42,751
Calbee, Inc.	1,500	34,609
Canon, Inc.	1,800	52,580
Chiba Bank, Ltd. (The)	10,000	63,281
Chugai Pharmaceutical Co., Ltd.	5,700	129,303
Chugoku Bank, Ltd. (The)	8,000	98,475
Citizen Holdings Co., Ltd.	5,500	42,831
Coca-Cola West Co., Ltd.	1,900	37,232
Dai Nippon Printing Co., Ltd.	6,000	59,226
Daicel Chemical Industries, Ltd.	4,000	32,075
Daihatsu Motor Co., Ltd.	13,000	202,748
Denso Corp.	1,000	51,429
Electric Power Development Co., Ltd.	1,800	53,328
Fuji Electric Co., Ltd.	9,000	38,990
Fuji Heavy Industries, Ltd.	3,000	81,785
FUJIFILM Holdings Corp.	2,300	67,026
Gunma Bank, Ltd. (The)	25,000	132,299
Hachijuni Bank, Ltd. (The)	19,000	104,916
Hamamatsu Photonics K.K.	1,600	67,123
Hino Motors, Ltd.	3,000	43,656
Hirose Electric Co., Ltd.	200	28,008
Hiroshima Bank, Ltd. (The)	20,000	80,770
Hitachi Chemical Co., Ltd.	2,600	37,281

9	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Hitachi Construction Machinery Co., Ltd.	1,800	$34,385
Hitachi, Ltd.	8,000	60,987
Hokuhoku Financial Group, Inc.	19,000	36,000
Hoya Corp.	1,600	44,214
Ibiden Co., Ltd.	2,400	43,988
IHI Corp.	10,000	45,346
Isetan Mitsukoshi Holdings, Ltd.	1,100	13,915
Isuzu Motors, Ltd.	7,000	41,438
ITOCHU Techno-Solutions Corp.	1,200	49,411
Iyo Bank, Ltd. (The)	10,000	93,482
Japan Airlines Co., Ltd.	3,900	195,209
Japan Tobacco, Inc.	2,900	89,521
JFE Holdings, Inc.	1,500	31,084
Joyo Bank, Ltd. (The)	9,000	42,601
JSR Corp.	2,400	42,736
JTEKT Corp.	2,900	42,697
JX Holdings, Inc.	5,800	27,960
Kamigumi Co., Ltd.	10,000	89,566
Kaneka Corp.	6,000	37,107
Kansai Paint Co., Ltd.	10,000	135,075
Kao Corp.	4,500	142,658
Kawasaki Heavy Industries, Ltd.	11,000	47,572
KDDI Corp.	2,500	137,655
Keikyu Corp.	5,000	39,467
Keio Corp.	11,000	70,493
Keyence Corp.	300	123,184
Kikkoman Corp.	2,000	35,514
Kinden Corp.	3,000	29,257
Kintetsu Corp.	12,000	41,259
Kirin Holdings Co., Ltd.	3,000	40,799
Koito Manufacturing Co., Ltd.	1,000	20,347
Komatsu, Ltd.	2,400	50,661
Konami Corp.	1,600	38,028
Kubota Corp.	3,000	46,174
Kuraray Co., Ltd.	3,500	39,238
Kyowa Hakko Kirin Co., Ltd.	7,000	70,920
Lawson, Inc.	600	43,650
M3, Inc.	11	32,257
Makita Corp.	1,000	52,028
Marui Group Co., Ltd.	3,000	28,103
Mazda Motor Corp.(1)	9,000	43,165
Medipal Holdings Corp.	3,200	46,728
MEIJI Holdings Co., Ltd.	600	37,443
Miraca Holdings, Inc.	800	37,805
Mitsubishi Electric Corp.	9,000	101,657
Mitsubishi Gas Chemical Co., Inc.	5,000	35,117

Security	Shares	Value

Japan (continued)
Mitsubishi Logistics Corp.	2,000	$27,949
Mitsubishi Materials Corp.	18,000	60,427
Mitsubishi Tanabe Pharma Corp.	3,600	52,858
Mitsubishi UFJ Financial Group, Inc.	6,100	36,672
Mitsui Chemicals, Inc.	14,000	33,420
Mitsui O.S.K. Lines, Ltd.	14,000	57,386
MS&AD Insurance Group Holdings, Inc.	1,600	37,071
Murata Manufacturing Co., Ltd.	800	74,283
NGK Spark Plug Co., Ltd.	8,000	184,556
NHK Spring Co., Ltd.	3,800	38,843
Nintendo Co., Ltd.	400	45,878
Nippon Electric Glass Co., Ltd.	8,000	36,025
Nippon Express Co., Ltd.	6,000	28,183
Nippon Meat Packers, Inc.	2,000	34,057
Nippon Telegraph & Telephone Corp.	2,200	117,749
Nippon Yusen KK	10,000	30,946
Nishi-Nippon City Bank, Ltd. (The)	30,000	75,632
Nisshin Seifun Group, Inc.	3,500	34,786
Nissin Foods Holdings Co., Ltd.	800	34,631
Nitori Holdings Co., Ltd.	700	67,982
Nitto Denko Corp.	1,300	57,803
NOK Corp.	2,600	41,887
Nomura Research Institute, Ltd.	900	29,579
NSK, Ltd.	6,000	67,275
NTT DoCoMo, Inc.	18,900	302,604
Odakyu Electric Railway Co., Ltd.	7,000	61,397
OMRON Corp.	2,100	83,029
Ono Pharmaceutical Co., Ltd.	2,100	182,506
Oracle Corp. Japan	800	31,771
Osaka Gas Co., Ltd.	22,000	88,850
Panasonic Corp.	6,500	73,669
Rakuten, Inc.	4,000	65,451
Ricoh Co., Ltd.	4,000	42,033
Rinnai Corp.	900	70,025
ROHM Co., Ltd.	1,000	49,835
Sankyo Co., Ltd.	1,500	70,954
Santen Pharmaceutical Co., Ltd.	1,100	46,078
Seven Bank, Ltd.	14,800	56,411
Shikoku Electric Power Co., Inc.(1)	2,300	33,191
Shimamura Co., Ltd.	400	35,331
Shin-Etsu Chemical Co., Ltd.	1,100	60,902
Shinsei Bank, Ltd.	17,000	34,366
Shionogi & Co., Ltd.	1,800	36,671
Shiseido Co., Ltd.	1,500	23,716
Shizuoka Bank, Ltd. (The)	16,000	158,913
Showa Shell Sekiyu K.K.	3,600	34,259

10	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
SMC Corp.	200	$50,091
SoftBank Corp.	2,300	166,513
Sony Corp.	2,000	31,334
Stanley Electric Co., Ltd.	2,000	45,183
Sumco Corp.(1)	4,800	36,722
Sumitomo Chemical Co., Ltd.	10,000	40,512
Sumitomo Electric Industries, Ltd.	2,600	40,836
Sumitomo Metal Mining Co., Ltd.	4,000	51,755
Sumitomo Mitsui Financial Group, Inc.	800	37,061
Sumitomo Mitsui Trust Holding, Inc.	8,000	37,953
Suntory Beverage & Food, Ltd.	1,200	39,166
Suruga Bank, Ltd.	8,000	135,105
Suzuken Co., Ltd.	2,700	93,320
Suzuki Motor Corp.	1,600	41,475
Sysmex Corp.	1,100	60,544
Taisho Pharmaceutical Holdings Co., Ltd.	500	36,096
Taiyo Nippon Sanso Corp.	6,000	41,513
Takashimaya Co., Ltd.	3,000	27,814
Takeda Pharmaceutical Co., Ltd.	600	27,887
Terumo Corp.	800	37,150
THK Co., Ltd.	1,800	39,018
Toho Gas Co., Ltd.	21,000	96,996
Tohoku Electric Power Co., Inc.(1)	3,000	32,356
Tokyo Electric Power Co., Inc.(1)	14,600	66,260
Tokyo Electron, Ltd.	1,300	67,777
Tokyo Gas Co., Ltd.	18,000	89,268
TonenGeneral Sekiyu K.K.	17,000	148,152
TOTO, Ltd.	3,000	47,451
Toyo Seikan Kaisha, Ltd.	2,200	39,023
Toyo Suisan Kaisha, Ltd.	1,000	31,512
Toyoda Gosei Co., Ltd.	1,600	33,649
Toyota Boshoku Corp.	2,900	33,025
Toyota Industries Corp.	700	31,984
Toyota Motor Corp.	1,900	108,717
Trend Micro, Inc.	1,000	30,732
Tsumura & Co.	1,300	32,058
Unicharm Corp.	3,300	179,287
USS Co., Ltd.	6,800	92,899
Yakult Honsha Co., Ltd.	900	43,925
Yamaguchi Financial Group, Inc.	3,000	27,332
Yamaha Corp.	2,700	39,584
Yamaha Motor Co., Ltd.	3,600	47,552
Yamato Holdings Co., Ltd.	1,600	33,497
Yaskawa Electric Corp.	5,000	67,979

Security	Shares	Value

Japan (continued)
Yokogawa Electric Corp.	3,000	$46,467
Yokohama Rubber Co., Ltd. (The)	3,000	26,715

		$10,318,328

Netherlands — 4.8%
Aegon NV	4,924	$42,920
Akzo Nobel NV	6,766	486,624
ASML Holding NV	10,315	872,879
Delta Lloyd NV	1,897	48,735
European Aeronautic Defence and Space Co. NV	2,606	184,623
Gemalto NV	328	36,968
Heineken Holding NV	2,563	147,604
Heineken NV	5,793	352,943
ING Groep NV(1)	3,145	41,536
Koninklijke Ahold NV	33,456	556,884
Koninklijke DSM NV	7,818	517,511
Koninklijke KPN NV(1)	15,138	56,642
Koninklijke Vopak NV	675	37,098
QIAGEN NV(1)	9,419	206,592
Randstad Holding NV	688	43,631
Reed Elsevier NV	7,995	164,886
STMicroelectronics NV	6,835	56,102
Unilever NV	4,185	156,150

		$4,010,328

New Zealand — 0.4%
Auckland International Airport, Ltd.	54,928	$161,900
Contact Energy, Ltd.	15,940	66,419
Fletcher Building, Ltd.	9,121	66,813
Telecom Corporation of New Zealand, Ltd.	39,697	75,283

		$370,415

Norway — 2.7%
Aker Solutions ASA	13,749	$211,169
Gjensidige Forsikring ASA	3,679	70,712
Norsk Hydro ASA	33,096	150,568
Orkla ASA	13,775	107,232
Seadrill, Ltd.	5,973	214,576
Statoil ASA	29,036	688,172
Subsea 7 SA	8,297	142,990
Telenor ASA	30,887	642,565
Yara International ASA	1,293	53,398

		$2,281,382

11	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Portugal — 0.6%
Banco Espirito Santo SA(1)	27,615	$41,889
EDP-Energias de Portugal SA	65,790	246,990
Galp Energia SGPS SA, Class B	2,207	34,121
Jeronimo Martins SGPS SA	8,979	153,514
Portugal Telecom SGPS SA	13,859	60,917

		$537,431

Singapore — 3.8%
Ascendas Real Estate Investment Trust	50,000	$83,066
ComfortDelGro Corp., Ltd.	28,000	42,316
DBS Group Holdings, Ltd.	71,000	916,927
Jardine Cycle & Carriage, Ltd.	1,000	27,310
Noble Group, Ltd.	49,000	36,358
Olam International, Ltd.	34,000	39,348
Oversea-Chinese Banking Corp., Ltd.	68,000	494,078
Singapore Airlines, Ltd.	33,000	247,669
Singapore Press Holdings, Ltd.	28,000	87,608
Singapore Technologies Engineering, Ltd.	20,000	59,236
Singapore Telecommunications, Ltd.	159,000	438,652
StarHub, Ltd.	38,000	127,002
United Overseas Bank, Ltd.	24,000	375,283
UOL Group, Ltd.	28,000	128,236
Yangzijiang Shipbuilding Holdings, Ltd.	42,000	37,804

		$3,140,893

Spain — 4.6%
Abertis Infraestructuras SA	9,492	$211,815
Acciona SA	642	42,540
Acerinox SA	4,463	57,950
ACS Actividades de Construccion y Servicios SA	1,486	52,156
Amadeus IT Holding SA, Class A	8,837	349,574
CaixaBank SA	32,417	198,675
Distribuidora Internacional de Alimentacion SA	8,077	66,371
Enagas	11,136	304,413
Ferrovial SA	22,539	432,474
Gas Natural SDG SA	1,333	32,943
Grifols SA	6,037	312,634
Iberdrola SA	12,720	78,325
Indra Sistemas SA	4,892	86,611
Industria de Diseno Textil SA	3,249	483,887
International Consolidated Airlines Group SA(1)	19,811	135,536
Red Electrica Corp. SA	3,841	268,627
Repsol SA	9,283	216,961

Security	Shares	Value

Spain (continued)
Telefonica SA	27,969	$430,761
Zardoya Otis SA	4,388	73,631

		$3,835,884

Sweden — 5.2%
Atlas Copco AB, Class A	2,400	$65,029
Elekta AB, Class B	4,013	58,420
Getinge AB, Class B	2,651	91,017
Hennes & Mauritz AB, Class B	12,686	545,491
Holmen AB, Class B	4,514	155,821
Investor AB, Class B	10,286	332,550
Millicom International Cellular SA SDR	2,265	220,140
Nordea Bank AB	47,852	638,537
Scania AB, Class B	4,361	89,101
Skandinaviska Enskilda Banken AB, Class A	28,839	371,581
Skanska AB, Class B	11,843	233,170
SKF AB, Class B	3,937	104,191
Svenska Cellulosa AB, Class B	3,039	86,415
Swedbank AB, Class A	13,576	354,261
Tele2 AB, Class B	13,458	147,999
Telefonaktiebolaget LM Ericsson, Class B	7,673	93,955
TeliaSonera AB	95,461	706,989

		$4,294,667

Switzerland — 7.3%
Actelion, Ltd.(1)	3,987	$374,335
Adecco SA(1)	3,537	277,819
ARYZTA AG(1)	429	33,711
Baloise Holding AG	832	99,385
Compagnie Financiere Richemont SA, Class A	309	28,584
Credit Suisse Group AG(1)	2,246	67,674
Geberit AG	169	48,990
Givaudan SA(1)	98	144,914
Holcim, Ltd.(1)	540	39,195
Lonza Group AG(1)	1,077	108,030
Nestle SA	15,089	1,093,519
Novartis AG	9,763	771,676
Roche Holding AG PC	2,684	736,397
Schindler Holding AG	1,737	255,004
Schindler Holding AG PC	317	45,906
Sonova Holding AG(1)	1,970	270,558
Sulzer AG	701	105,553
Swatch Group, Ltd. (The)	274	28,058
Swatch Group, Ltd. (The), Bearer Shares	416	247,239

12	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Switzerland (continued)
Swiss Life Holding AG(1)	339	$72,963
Swiss Reinsurance Co., Ltd.(1)	5,794	500,028
Swisscom AG	701	385,073
Transocean, Ltd.	1,616	69,940
Zurich Insurance Group AG(1)	840	243,550

		$6,048,101

United Kingdom — 13.0%
Aberdeen Asset Management PLC	13,109	$84,081
Anglo American PLC	4,458	105,115
Associated British Foods PLC	5,991	266,986
AstraZeneca PLC	3,694	234,252
Aviva PLC	56,526	413,512
BAE Systems PLC	27,684	195,307
Barclays PLC	93,387	416,903
BHP Billiton PLC	6,299	185,434
BP PLC	76,013	595,718
Bunzl PLC	1,959	44,626
Burberry Group PLC	13,566	322,100
Capita PLC	9,287	149,850
Centrica PLC	94,038	480,257
Cobham PLC	34,677	167,314
Coca-Cola HBC AG(1)	4,385	116,146
Compass Group PLC	6,746	100,821
Croda International PLC	772	30,538
Diageo PLC	20,063	594,992
easyJet PLC	1,477	39,893
Experian PLC	4,808	82,070
Fresnillo PLC	4,981	62,209
GKN PLC	5,106	33,035
GlaxoSmithKline PLC	3,703	95,182
HSBC Holdings PLC	35,940	368,807
Kingfisher PLC	14,107	85,534
Lloyds Banking Group PLC(1)	331,223	451,702
Marks & Spencer Group PLC	12,269	94,810
Melrose Industries PLC	32,037	162,723
National Grid PLC	3,212	41,578
Next PLC	1,150	117,952
Old Mutual PLC	115,722	327,481
Prudential PLC	4,829	97,208
Randgold Resources, Ltd.	2,201	151,294
Reed Elsevier PLC	5,162	75,189
Rexam PLC	6,896	55,798
Rio Tinto PLC	3,024	160,842
Rolls-Royce Holdings PLC(1)	5,230	101,864
Royal Dutch Shell PLC, Class A	20,049	694,529

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class B	2,721	$99,526
Sage Group PLC (The)	16,525	110,814
Schroders PLC	2,441	98,800
Serco Group PLC	19,790	141,891
Severn Trent PLC	1,874	53,082
Shire PLC	2,342	116,881
Smiths Group PLC	6,110	144,093
SSE PLC	3,277	70,305
Standard Chartered PLC	16,337	332,032
Tesco PLC	62,643	329,186
Travis Perkins PLC	5,487	156,562
TUI Travel PLC	5,010	34,996
Tullow Oil PLC	16,807	217,569
Unilever PLC	988	37,919
Vodafone Group PLC	167,839	621,964
Whitbread PLC	3,750	230,908
WM Morrison Supermarkets PLC	14,366	56,612
Wolseley PLC	2,892	155,639

		$10,812,431

Total Common Stocks (identified cost $69,643,156)		$82,439,134

Rights(1) — 0.0%(2)

Security	Shares	Value
ACS Actividades de Construccion y Servicios SA, Exp. 2/19/14	1,486	$846
Raiffeisen Bank International AG, Exp. 2/7/14	6,543	0

Total Rights (identified cost $905)		$846

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(3)	$890	$890,409

Total Short-Term Investments (identified cost $890,409)		$890,409

Total Investments — 100.5% (identified cost $70,534,470)		$83,330,389

Other Assets, Less Liabilities — (0.5)%		$(412,175)

Net Assets — 100.0%		$82,918,214

13	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	37.0%	$30,691,038
British Pound Sterling	13.0	10,812,431
Japanese Yen	12.4	10,318,328
Swiss Franc	7.2	5,978,161
Australian Dollar	5.7	4,698,883
Swedish Krona	5.2	4,294,667
Hong Kong Dollar	5.0	4,127,331
Danish Krone	4.6	3,779,812
Singapore Dollar	3.8	3,140,893
Norwegian Krone	2.7	2,281,382
United States Dollar	2.0	1,613,821
Israeli Shekel	1.5	1,223,227
New Zealand Dollar	0.4	370,415

Total Investments	100.5%	$83,330,389

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.3%	$14,367,129
Industrials	12.6	10,468,203
Consumer Discretionary	11.4	9,420,946
Health Care	10.7	8,891,100
Consumer Staples	10.6	8,759,821
Materials	9.3	7,730,956
Telecommunication Services	7.8	6,442,702
Energy	6.9	5,767,326
Utilities	6.7	5,541,233
Information Technology	6.1	5,050,564
Short-Term Investments	1.1	890,409

Total Investments	100.5%	$83,330,389

14	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Statement of Assets and Liabilities

Assets	January 31, 2014
Unaffiliated investments, at value (identified cost, $69,644,061)	$82,439,980
Affiliated investment, at value (identified cost, $890,409)	890,409
Cash	13,235
Foreign currency, at value (identified cost, $41,689)	41,676
Dividends receivable	30,210
Interest receivable from affiliated investment	125
Receivable for Fund shares sold	538,637
Tax reclaims receivable	77,225
Receivable from affiliates	13,775
Total assets	$84,045,272

Liabilities
Payable for investments purchased	$703,836
Payable for Fund shares redeemed	301,960
Payable to affiliates:
Investment adviser and administration fee	52,876
Distribution and service fees	2,957
Accrued expenses	65,429
Total liabilities	$1,127,058
Net Assets	$82,918,214

Sources of Net Assets
Paid-in capital	$74,749,604
Accumulated net realized loss	(4,316,312)
Accumulated distributions in excess of net investment income	(312,287)
Net unrealized appreciation	12,797,209
Total	$82,918,214

Investor Class Shares
Net Assets	$14,007,134
Shares Outstanding	1,171,171
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.96

Institutional Class Shares
Net Assets	$68,911,080
Shares Outstanding	5,745,566
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.99

15	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Statement of Operations

Investment Income	Year Ended January 31, 2014
Dividends (net of foreign taxes, $213,317)	$2,059,200
Interest allocated from affiliated investment	678
Expenses allocated from affiliated investment	(85)
Total investment income	$2,059,793

Expenses
Investment adviser and administration fee	$522,970
Distribution and service fees
Investor Class	25,459
Class C	563
Trustees’ fees and expenses	3,426
Custodian fee	111,517
Transfer and dividend disbursing agent fees	20,482
Legal and accounting services	42,212
Printing and postage	15,146
Registration fees	25,332
Miscellaneous	21,359
Total expenses	$788,466
Deduct —
Allocation of expenses to affiliates	$205,897
Total expense reductions	$205,897

Net expenses	$582,569

Net investment income	$1,477,224

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,252,242
Investment transactions allocated from affiliated investment	10
Foreign currency transactions	5,724
Net realized gain	$1,257,976
Change in unrealized appreciation (depreciation) —
Investments	$3,171,322
Foreign currency	549
Net change in unrealized appreciation (depreciation)	$3,171,871

Net realized and unrealized gain	$4,429,847

Net increase in net assets from operations	$5,907,071

16	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended January 31, 2014	Year Ended January 31, 2013
From operations —
Net investment income	$1,477,224	$1,331,543
Net realized gain (loss) from investment and foreign currency transactions	1,257,976	(2,089,611)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,171,871	9,402,447
Net increase in net assets from operations	$5,907,071	$8,644,379
Distributions to shareholders —
From net investment income
Investor Class	$(264,173)	$(159,997)
Class C	—	(8,524)
Institutional Class	(1,359,470)	(1,417,505)
Total distributions to shareholders	$(1,623,643)	$(1,586,026)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$11,052,878	$6,166,012
Class C	70,326	242,466
Institutional Class	29,593,077	15,252,640
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	159,632	159,076
Class C	—	8,293
Institutional Class	157,259	433,419
Cost of shares redeemed
Investor Class	(5,346,423)	(12,844,202)
Class C	(60)	(104,225)
Institutional Class	(18,695,363)	(13,202,800)
Net asset value of shares merged*
Investor Class	519,171	—
Class C	(519,171)	—
Net increase (decrease) in net assets from Fund share transactions	$16,991,326	$(3,889,321)

Net increase in net assets	$21,274,754	$3,169,032

Net Assets
At beginning of year	$61,643,460	$58,474,428
At end of year	$82,918,214	$61,643,460

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(312,287)	$(302,193)

*	At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares.

17	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Financial Highlights

	Investor Class
	Year Ended January 31,			Period Ended January 31, 2011(1)
	2014	2013	2012
Net asset value — Beginning of period	$11.180	$9.850	$10.960	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.195	$0.227	$0.172	$(0.020)
Net realized and unrealized gain (loss)	0.822	1.370	(1.073)	1.058

Total income (loss) from operations	$1.017	$1.597	$(0.901)	$1.038

Less Distributions
From net investment income	$(0.237)	$(0.267)	$(0.209)	$(0.078)

Total distributions	$(0.237)	$(0.267)	$(0.209)	$(0.078)

Redemption fees(2)(3)	$—	$—	$—	$0.000	(4)

Net asset value — End of period	$11.960	$11.180	$9.850	$10.960

Total Return(5)	9.04%	16.32%	(8.11)%	10.39	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,007	$7,038	$12,263	$3,578
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.05%	1.29%	1.50%	1.50	%(9)
Net investment income (loss)	1.65%	2.22%	1.68%	(0.22	)%(9)
Portfolio Turnover	35%	44%	60%	15	%(6)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.29%, 0.29%, 0.25% and 0.72% of average daily net assets for the years ended January 31, 2014, 2013 and 2012 and the period ended January 31, 2011, respectively).

(9)	Annualized.

18	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Financial Highlights — continued

	Institutional Class
	Year Ended January 31,			Period Ended January 31, 2011(1)
	2014	2013	2012
Net asset value — Beginning of period	$11.200	$9.880	$10.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.259	$0.252	$0.239	$0.102
Net realized and unrealized gain (loss)	0.790	1.375	(1.104)	0.950

Total income (loss) from operations	$1.049	$1.627	$(0.865)	$1.052

Less Distributions
From net investment income	$(0.259)	$(0.307)	$(0.225)	$(0.082)

Total distributions	$(0.259)	$(0.307)	$(0.225)	$(0.082)

Redemption fees(2)(3)	$—	$—	$—	$0.000	(4)

Net asset value — End of period	$11.990	$11.200	$9.880	$10.970

Total Return(5)	9.31%	16.59%	(7.76)%	10.54	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,911	$54,167	$45,957	$41,969
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	0.80%	1.02%	1.25%	1.25	%(9)
Net investment income	2.20%	2.45%	2.28%	1.20	%(9)
Portfolio Turnover	35%	44%	60%	15	%(6)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.29%, 0.30%, 0.25% and 0.72% of average daily net assets for the years ended January 31, 2014, 2013 and 2012 and the period ended January 31, 2011, respectively).

(9)	Annualized.

19	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Parametric International Equity Fund (formerly, Eaton Vance Parametric Structured International Equity Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Investor Class (renamed from Class A effective March 1, 2013) and Institutional Class (renamed from Class I effective March 1, 2013) shares are sold at net asset value and are not subject to a sales charge. Prior to March 1, 2013, the date the sales charge was eliminated and the share class was renamed, Investor Class shares were generally sold subject to a sales charge of 5.75% imposed at time of purchase. The Fund previously offered Class C shares. At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

20

Parametric International Equity Fund

January 31, 2014

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At January 31, 2014, the Fund, for federal income tax purposes, had a capital loss carryforward of $94,897 and deferred capital losses of $4,189,149 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2019 and its character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. Of the deferred capital losses at January 31, 2014, $4,189,149 are short-term.

As of January 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

21

Parametric International Equity Fund

January 31, 2014

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended January 31, 2014 and January 31, 2013 was as follows:

	Year Ended January 31,
	2014	2013

Distributions declared from:
Ordinary income	$1,623,643	$1,586,026

During the year ended January 31, 2014, accumulated net realized loss was increased by $136,325 and accumulated distributions in excess of net investment income was decreased by $136,325 due to differences between book and tax accounting, primarily for investments in partnerships, foreign currency gain (loss) and investments in passive foreign investment companies (PFICs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$5,791
Capital loss carryforward and deferred capital losses	$(4,284,046)
Net unrealized appreciation	$12,446,865

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in partnerships and investments in PFICs.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the year ended January 31, 2014, the investment adviser and administration fee amounted to $522,970 or 0.75% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05% and 0.80% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively, and prior to the close of business on March 15, 2013, 1.80% of the Fund’s average daily net assets for Class C. This agreement may be changed or terminated after May 31, 2014. Pursuant to this agreement, EVM and Parametric were allocated $205,897 in total of the Fund’s operating expenses for the year ended January 31, 2014.

EVM provides sub-transfer agency services to the Fund and receives a fee based upon the actual expenses it incurs in the performance of these services. For the year ended January 31, 2014, EVM earned $1,058 in sub-transfer agent fees, which are included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $194 as its portion of the sales charge on sales of Investor Class shares for the year ended January 31, 2014. EVD also received distribution and services fees from Investor Class and Class C (prior to the close of business on March 15, 2013) (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class

22

Parametric International Equity Fund

January 31, 2014

Notes to Financial Statements — continued

shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2014 amounted to $25,459 for Investor Class shares.

Prior to the close of business on March 15, 2013, the Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2014, the Fund paid or accrued to EVD $422 for Class C shares.

Pursuant to the Class C Plan (prior to the close of business on March 15, 2013), the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued were for personal services and/or the maintenance of shareholder accounts. They were separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2014 amounted to $141 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Prior to the close of business on March 15, 2013, a contingent deferred sales charge (CDSC) of 1% generally was imposed on redemptions of Class C shares made within one year of purchase. Class C shares that were merged into Investor Class shares continue to be subject to the Class C CDSC. Prior to March 1, 2013, Class A (renamed Investor Class) shares may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2014, the Fund was informed that EVD received no CDSCs paid by Investor Class and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $40,502,854 and $23,937,436, respectively, for the year ended January 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2014	2013

Sales	930,182	609,678
Issued to shareholders electing to receive payments of distributions in Fund shares	13,007	14,798
Redemptions	(447,045)	(1,239,459)
Merger from Class C shares	45,498	—

Net increase (decrease)	541,642	(614,983)

	Year Ended January 31,
Class C	2014(1)	2013

Sales	6,372	23,268
Issued to shareholders electing to receive payments of distributions in Fund shares	—	778
Redemptions	(5)	(10,360)
Merger to Investor Class shares	(45,969)	—

Net increase (decrease)	(39,602)	13,686

23

Parametric International Equity Fund

January 31, 2014

Notes to Financial Statements — continued

	Year Ended January 31,
Institutional Class	2014	2013

Sales	2,466,781	1,468,321
Issued to shareholders electing to receive payments of distributions in Fund shares	12,826	40,243
Redemptions	(1,569,599)	(1,325,254)

Net increase	910,008	183,310

(1)	Offering of Class C shares was discontinued during the year ended January 31, 2013 (see Note 1).

At January 31, 2014, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an EVM retirement plan owned 29.2% and 12.9%, respectively, of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,890,781

Gross unrealized appreciation	$14,349,143
Gross unrealized depreciation	(1,909,535)

Net unrealized appreciation	$12,439,608

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2014.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

24

Parametric International Equity Fund

January 31, 2014

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$60,928	$22,594,922		$—	$22,655,850
Developed Europe	91,806	57,814,779		—	57,906,585
Developed Middle East	653,472	1,223,227		—	1,876,699

Total Common Stocks	$806,206	$81,632,928	*	$—	$82,439,134

Rights	$846	$—		$—	$846
Short-Term Investments	—	890,409		—	890,409

Total Investments	$807,052	$82,523,337		$—	$83,330,389

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

12  Name Change

Effective March 1, 2013, the name of the Parametric International Equity Fund was changed from Eaton Vance Parametric Structured International Equity Fund.

25

Parametric International Equity Fund

January 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric International Equity Fund

(formerly, Eaton Vance Parametric Structured International Equity Fund):

We have audited the accompanying statement of assets and liabilities of Parametric International Equity Fund (formerly, Eaton Vance Parametric Structured International Equity Fund) (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from the start of business, April 1, 2010, to January 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric International Equity Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from the start of business, April 1 2010, to January 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2014

26

Parametric International Equity Fund

January 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  The Fund designates approximately $1,884,593, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  The Fund paid foreign taxes of $197,621 and recognized foreign source income of $2,272,517.

27

Parametric International Equity Fund

January 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Allen R. Freedman 1940	Trustee	2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(2) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(3) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

28

Parametric International Equity Fund

January 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(2) None.

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

29

Parametric International Equity Fund

January 31, 2014

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Date first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for, Mr. Eston and Ms. Taggart for all funds except eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside and Ms. Mosley for all funds) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Effective January 1, 2014, Ms. Mosley was appointed as a Trustee of the Trust.
(4)	Date first elected to serve as officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial appointment.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

4736-1.31.14

Parametric Emerging Markets Fund Annual Report January 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2014

Parametric Emerging Markets Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	40

Federal Tax Information	41

Management and Organization	42

Important Notices	45

Parametric Emerging Markets Fund

January 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period started on February 1, 2013, global stocks, as measured by the MSCI All Country World Index (ACWI)2, had recently begun a rally that would continue well into May, driven largely by strengthening economic data in the U.S., Europe and elsewhere, along with highly accommodative monetary policies by global central banks.

In late May 2013, however, then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could begin to taper off sooner than most investors had expected. The negative effect on worldwide markets was swift and dramatic. Bond investors rushed to sell assets in anticipation of rising interest rates. The prospect of reduced Fed stimulus weighed on global equities as well, most notably in emerging markets dependent on exports to developed nations.

By late June 2013, however, global equities, in general, resumed their upward trajectory. Factors contributing to the rally included some backtracking by the Fed on its earlier statements regarding QE, ongoing improvements in housing and other U.S. economic data, and news from Europe that the eurozone had officially come out of recession.

After faltering again in August 2013 amid geopolitical tensions in the Middle East, global equities once more trended upward. In mid-September, the Fed again surprised investors by announcing that it was postponing any tapering of QE for the time being. Global stocks initially surged in response, only to drift downward in late September and early October amid investor uncertainty over the Fed’s intentions and a Congressional impasse that led to a partial U.S. government shutdown on October 1, 2013.

In mid-October, global stocks reversed direction again and began a rally that more or less lasted through the rest of 2013, driven largely by moderate economic growth that seemed to confirm the global recovery was gaining strength. Even the Fed’s mid-December announcement that tapering of QE would begin in January 2014 did not derail the rally, as investors appeared relieved that the tapering would be gradual and that the Fed still intended to keep short-term interest rates near zero for an extended period.

However, when the Fed announced further tapering toward the end of January, the reaction from global markets was more negative. Although the Fed’s latest move was widely expected, many investors worried about continued withdrawal of stimulus in the face of some mixed economic data and recent turmoil in emerging markets, particularly the so-called “fragile five” — Turkey, Brazil, India, Indonesia and South Africa. Against this backdrop, the MSCI Emerging Markets Index fell 6.49% for the month of January, while the broader MSCI ACWI slid 4.00%.

For the full 12-month period, the MSCI ACWI returned 12.70%. Emerging markets were among the period’s worst performers, with the MSCI Emerging Markets Index falling 10.17%. In the U.S., the S&P 500 Index gained 21.52%, achieving multiple all-time closing highs along the way. The nascent European recovery helped power the FTSE Eurotop 100 Index to a 12.59% return. In response to Prime Minister Shinzo Abe’s stimulus efforts, Japan’s Nikkei-225 Stock Average advanced 19.82%. Elsewhere in the Asia-Pacific region, the MSCI Golden Dragon Index declined 2.32% amid slowing growth in China.

Fund Performance

For the 12-month period ended January 31, 2014,

Parametric Emerging Markets Fund (the Fund) had a total return of -6.62% for Investor Class shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), returned -10.17% during the period.

Factors contributing to the Fund’s performance relative to the Index included the Fund’s underweight position in Brazil, which underperformed the overall Index for the 12-month period. The Brazilian equity market fell in response to Brazil’s continued sluggish economic growth and a surge in domestic inflation. In addition, the Fund’s overweight positions in the United Arab Emirates and Qatar, both of which outperformed the Index for the period, also contributed to the Fund’s performance versus the Index.

Detractors from the Fund’s performance relative to the Index included the Fund’s underweight positions in Taiwan and Korea, both of which outperformed the overall Index for the 12-month period. Both countries’ equity markets were buoyed by continued strong growth in their export-driven economies. In addition, the Fund’s overweight position in Chile, which underperformed the Index for the period, also hurt the Fund’s performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Emerging Markets Fund

January 31, 2014

Performance2,3

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	06/30/2006	06/30/2006	–6.62%	15.83%	5.64%
Class C at NAV	06/30/2006	06/30/2006	–7.27	15.01	4.85
Class C with 1% Maximum Sales Charge	—	—	–8.20	15.01	4.85
Institutional Class at NAV	06/30/2006	06/30/2006	–6.42	16.16	5.89
MSCI Emerging Markets Index	—	—	–10.17%	14.77%	5.44%

% Total Annual Operating Expense Ratios[4]			Investor Class	Class C	Institutional Class
			1.42%	2.16%	1.16%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	06/30/2006	$14,328	N.A.
Institutional Class	$50,000	06/30/2006	$77,240	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Parametric Emerging Markets Fund

January 31, 2014

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Samsung Electronics Co., Ltd.	1.0%
MTN Group, Ltd.	1.0
OAO Gazprom ADR	0.9
China Mobile, Ltd.	0.7
Tencent Holdings, Ltd.	0.7
America Movil SAB de CV, Series L	0.7
Naspers, Ltd., Class N	0.7
Infosys, Ltd.	0.6
LUKOIL OAO ADR	0.6
CEZ AS	0.6
Total	7.5%

See Endnotes and Additional Disclosures in this report.

4

Parametric Emerging Markets Fund

January 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Nikkei-225 Stock Average is an unmanaged, price- weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Emerging Markets Fund

January 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 – January 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,002.70	$6.92	1.37%
Class C	$1,000.00	$999.30	$10.68	2.12%
Institutional Class	$1,000.00	$1,004.00	$5.66	1.12%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,018.30	$6.97	1.37%
Class C	$1,000.00	$1,014.50	$10.76	2.12%
Institutional Class	$1,000.00	$1,019.60	$5.70	1.12%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

6

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments

Common Stocks — 98.6%

Security	Shares	Value

Argentina — 0.6%
Adecoagro SA(1)	77,700	$583,527
Arcos Dorados Holdings, Inc., Class A	341,000	3,021,260
Banco Macro SA, Class B ADR(1)	87,487	1,590,514
BBVA Banco Frances SA ADR(1)	200,488	1,166,840
Cresud SA ADR	202,530	1,739,733
Grupo Financiero Galicia SA, Class B ADR	205,600	1,634,520
IRSA Inversiones y Representaciones SA ADR	61,510	598,492
MercadoLibre, Inc.	69,300	6,686,757
Pampa Energia SA ADR(1)	188,600	782,690
Petrobras Energia SA ADR	750,308	3,533,951
Telecom Argentina SA ADR	385,251	5,871,225

		$27,209,509

Bahrain — 0.2%
Ahli United Bank BSC	740,000	$585,931
Al-Salam Bank	7,121,118	3,038,094
Gulf Finance House EC(1)	11,304,802	2,628,125
Ithmaar Bank BSC(1)	4,240,000	1,019,159

		$7,271,309

Bangladesh — 0.7%
Aftab Automobiles, Ltd.	783,888	$913,754
Bangladesh Export Import Co., Ltd.(1)	6,237,700	2,917,098
Beximco Pharmaceuticals, Ltd.(1)	852,550	593,243
BSRM Steels, Ltd.	1,709,000	1,833,131
City Bank, Ltd. (The)(1)	4,429,900	1,215,261
Grameenphone, Ltd.	988,000	2,687,920
Islami Bank Bangladesh, Ltd.	2,337,100	1,053,278
Khulna Power Co., Ltd.	736,100	575,197
Lankabangla Finance, Ltd.(1)	1,845,500	1,895,002
Malek Spinning Mills, Ltd.	897,500	340,309
National Bank, Ltd.	9,487,100	1,735,818
People’s Leasing and Financial Services, Ltd.(1)	2,043,800	730,029
Pubali Bank, Ltd.	1,789,325	905,090
Social Islami Bank, Ltd.	4,105,750	756,380
Square Pharmaceuticals, Ltd.	1,331,525	3,933,659
Summit Power, Ltd.(1)	1,293,300	798,981
Titas Gas Transmission & Distribution Co., Ltd.	2,596,000	2,746,598
United Airways Bangladesh, Ltd.(1)	6,135,968	1,388,389
United Commercial Bank, Ltd.	7,394,000	2,993,043

		$30,012,180

Security	Shares	Value

Botswana — 0.2%
Barclays Bank of Botswana	1,137,465	$621,718
Botswana Insurance Holdings Ltd.	575,111	672,882
First National Bank of Botswana	6,069,100	2,760,449
Letshego Holdings, Ltd.	12,485,691	3,280,895
Sechaba Breweries Ltd.	905,550	2,033,267
Standard Chartered Bank Botswana	531,120	684,467

		$10,053,678

Brazil — 5.6%
AES Tiete SA, PFC Shares	189,400	$1,481,539
All America Latina Logistica SA (Units)	669,600	1,821,380
AMBEV SA	2,158,450	14,323,173
AMBEV SA ADR	141,760	941,825
Anhanguera Educacional Participacoes SA	307,100	1,615,306
B2W Companhia Global do Varejo(1)	176,170	1,691,150
Banco Bradesco SA ADR, PFC Shares	67,291	708,574
Banco Bradesco SA, PFC Shares	1,193,731	12,891,287
Banco do Brasil SA	561,098	4,826,384
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	718,357
Banco Santander Brasil SA	533,700	2,484,992
BM&F Bovespa SA	962,351	3,797,029
BR Malls Participacoes SA	296,000	1,856,935
BR Properties SA	153,300	1,080,656
Bradespar SA, PFC Shares	121,000	1,112,894
Braskem SA, PFC Shares	89,760	689,189
BRF-Brasil Foods SA	338,540	6,059,280
BRF-Brasil Foods SA ADR	19,900	351,832
Brookfield Incorporacoes SA(1)	842,100	461,887
Centrais Eletricas Brasileiras SA	471,100	1,831,723
CETIP SA - Mercados Organizados	173,900	1,664,173
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	63,069	2,428,349
Cia de Concessoes Rodoviarias SA (CCR)	953,100	6,113,816
Cia de Saneamento Basico do Estado de Sao Paulo	393,660	3,624,820
Cia de Saneamento de Minas Gerais-COPASA	72,900	952,066
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	49,290	497,531
Cia Energetica de Minas Gerais SA ADR	84,265	486,210
Cia Energetica de Minas Gerais SA, PFC Shares	693,855	3,992,887
Cia Energetica de Sao Paulo, PFC Shares	228,700	2,187,633
Cia Hering	102,400	1,136,672
Cia Paranaense de Energia-Copel, PFC Shares	123,300	1,415,537
Cia Siderurgica Nacional SA	365,800	1,686,893
Cielo SA	409,699	10,851,448
Contax Participacoes SA, PFC Shares	121,500	175,927
Cosan SA Industria e Comercio	53,700	799,694

7	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
CPFL Energia SA	242,100	$1,821,111
Cyrela Brazil Realty SA	221,300	1,305,341
Diagnosticos da America SA	215,900	1,327,018
Duratex SA	102,326	501,109
EcoRodovias Infraestrutura e Logistica SA	217,700	1,107,364
EDP-Energias do Brasil SA	313,400	1,251,051
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	764,877
Embraer SA	418,300	3,170,431
Embraer SA ADR	85,948	2,637,744
Eneva SA(1)	300,500	396,391
Estacio Participacoes SA	167,700	1,302,552
Fibria Celulose SA(1)	111,757	1,244,331
Gafisa SA	632,800	803,473
Gerdau SA, PFC Shares	428,500	3,027,516
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	799,421
Hypermarcas SA	267,800	1,683,051
Iochpe-Maxion SA	115,700	1,165,180
Itau Unibanco Holding SA ADR, PFC Shares	78,727	963,618
Itau Unibanco Holding SA, PFC Shares	1,093,590	13,634,490
Itausa-Investimentos Itau SA, PFC Shares	2,081,181	7,222,009
JBS SA	583,825	2,035,950
Klabin SA, PFC Shares	260,000	1,326,477
Kroton Educacional SA	54,900	836,038
Light SA	132,200	1,046,267
LLX Logistica SA(1)	1,596,000	638,348
Localiza Rent a Car SA	157,980	1,995,226
Lojas Americanas SA, PFC Shares	340,423	2,066,984
Lojas Renner SA	78,300	1,792,225
Marcopolo SA, PFC Shares	950,200	2,041,521
Marfrig Global Foods SA(1)	287,155	493,744
Metalurgica Gerdau SA, PFC Shares	148,000	1,310,936
MMX Mineracao e Metalicos SA(1)	138,467	212,137
MRV Engenharia e Participacoes SA	338,300	1,151,650
Natura Cosmeticos SA	120,900	1,958,386
OGX Petroleo e Gas Participacoes SA(1)	1,965,400	245,659
Oi SA ADR	190,200	325,242
Oi SA, PFC Shares	1,257,857	2,161,905
PDG Realty SA Empreendimentos e Participacoes(1)	1,224,600	844,232
Petroleo Brasileiro SA	43,200	243,640
Petroleo Brasileiro SA ADR	71,900	855,610
Petroleo Brasileiro SA, PFC Shares	3,018,600	18,247,078
Randon Participacoes SA, PFC Shares	242,800	936,458
Rossi Residencial SA(1)	716,100	573,966
Souza Cruz SA	228,000	1,995,716
Suzano Papel e Celulose SA	437,425	1,722,595
Telefonica Brasil SA, PFC Shares	304,426	5,759,270

Security	Shares	Value

Brazil (continued)
Tim Participacoes SA	944,227	$4,939,720
Totvs SA	191,090	2,500,444
Tractebel Energia SA	154,500	2,208,271
Ultrapar Participacoes SA	184,384	4,061,525
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	283,250	1,392,774
Vale SA	34,400	467,464
Vale SA ADR	65,300	888,080
Vale SA, PFC Shares	1,468,440	18,165,672
Weg SA	236,900	2,682,695

		$235,011,031

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$505,017
Chimimport AD(1)	329,922	462,854
Corporate Commercial Bank AD(1)	10,400	620,651
MonBat AD	60,235	340,923
Petrol AD(1)	102,500	225,437
Sopharma AD	354,600	966,973

		$3,121,855

Chile — 2.8%
AES Gener SA	3,010,000	$1,438,854
Aguas Andinas SA, Series A	3,899,500	2,487,344
Almendral SA	2,512,600	224,978
Antarchile SA, Series A	173,104	2,082,562
Banco de Chile	56,702,280	7,012,256
Banco de Chile ADR	7,286	533,700
Banco de Credito e Inversiones	88,574	4,935,159
Banco Santander Chile SA	134,220,710	6,728,772
Banmedica SA	484,730	828,406
Besalco SA	1,191,000	977,330
Cap SA	164,112	2,383,030
Cencosud SA	1,685,831	4,760,079
CFR Pharmaceuticals SA	4,417,100	893,034
Cia Cervecerias Unidas SA	250,590	2,682,229
Cia General de Electricidad SA	403,219	1,827,228
Cia Sud Americana de Vapores SA(1)	14,510,741	594,450
Colbun SA	9,412,410	2,192,967
Corpbanca SA	395,674,470	4,341,172
E.CL SA	693,400	838,321
Embotelladora Andina SA, Class B, PFC Shares	315,241	1,181,797
Empresa Nacional de Electricidad SA	4,554,263	5,855,018
Empresas CMPC SA	2,182,420	4,714,140
Empresas Copec SA	893,176	10,169,162
Empresas La Polar SA(1)	1,713,400	151,159

8	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Enersis SA	25,224,721	$6,643,376
ENTEL SA	157,000	1,902,314
Grupo Security SA	3,397,289	1,120,229
Inversiones Aguas Metropolitanas SA	614,900	993,256
Inversiones La Construccion SA	54,000	636,864
Invexans SA	5,047,652	90,463
Latam Airlines Group SA	362,395	5,030,481
Latam Airlines Group SA BDR	28,260	413,375
Madeco SA(1)	5,047,652	28,943
Molibdenos y Metales SA	65,700	913,303
Parque Arauco SA	1,208,000	2,062,465
Quinenco SA	359,844	787,093
Ripley Corp. SA	1,255,600	703,474
S.A.C.I. Falabella SA	1,390,300	10,838,384
Salfacorp SA	1,726,600	1,478,360
Sigdo Koppers SA	1,000,231	1,406,385
Sociedad de Inversiones Pampa Calichera SA, Class A	219,730	175,677
Sociedad Matriz SAAM SA	6,242,812	512,124
Sociedad Quimica y Minera de Chile SA, Series B	212,340	5,311,106
Socovesa SA	1,443,206	298,106
Sonda SA	2,150,500	4,260,034
Vina Concha y Toro SA	727,222	1,320,558

		$116,759,517

China — 8.9%
Agile Property Holdings, Ltd.	1,096,000	$1,003,734
Agricultural Bank of China, Ltd., Class H	7,395,000	3,228,272
Air China, Ltd., Class H	2,310,000	1,504,323
Aluminum Corp. of China, Ltd., Class H(1)	3,374,000	1,200,338
Angang Steel Co., Ltd., Class H(1)	1,226,000	781,557
Anhui Conch Cement Co., Ltd., Class H	906,500	3,496,667
Anta Sports Products, Ltd.	1,021,000	1,490,816
Baidu, Inc. ADR(1)	92,500	14,476,250
Bank of China, Ltd., Class H	21,583,000	9,109,753
Bank of Communications, Ltd., Class H	3,583,900	2,323,305
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,193,249
Beijing Enterprises Holdings, Ltd.	309,500	2,608,881
Belle International Holdings, Ltd.	1,079,000	1,172,551
BYD Co., Ltd., Class H(1)	607,200	2,878,074
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,391,958	0
China Agri-Industries Holdings, Ltd.	2,074,000	916,106
China Bluechemical, Ltd., Class H	1,270,000	697,934
China CITIC Bank Corp., Ltd., Class H	4,367,000	2,089,132
China Coal Energy Co., Class H	3,400,000	1,701,365

Security	Shares	Value

China (continued)
China Communications Construction Co., Ltd., Class H	2,930,000	$2,132,231
China Communications Services Corp., Ltd., Class H	2,540,000	1,372,516
China Construction Bank Corp., Class H	25,662,630	17,777,683
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	1,135,572
China Dongxiang (Group) Co., Ltd.	4,257,000	828,258
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	380,497
China Everbright International, Ltd.	1,986,000	2,608,627
China Everbright, Ltd.	536,000	728,808
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	1,321,503
China International Marine Containers Co., Ltd., Class B	482,672	1,116,873
China Life Insurance Co., Ltd., Class H	2,263,000	6,159,579
China Longyuan Power Group Corp., Class H	2,266,000	2,726,017
China Mengniu Dairy Co., Ltd.	960,000	4,403,316
China Merchants Bank Co., Ltd., Class H	1,723,524	3,035,844
China Merchants Holdings (International) Co., Ltd.	710,035	2,425,332
China Minsheng Banking Corp., Ltd., Class H	2,080,700	2,031,813
China Mobile, Ltd.	3,222,000	30,766,111
China National Building Material Co., Ltd., Class H	2,124,000	2,039,291
China Oilfield Services, Ltd., Class H	1,090,000	2,902,111
China Overseas Land & Investment, Ltd.	1,530,160	4,107,479
China Pacific Insurance (Group) Co., Ltd., Class H	848,000	3,063,018
China Petroleum & Chemical Corp., Class H	13,122,300	10,348,446
China Pharmaceutical Group, Ltd.	1,402,000	1,171,445
China Railway Construction Corp., Class H	1,592,000	1,334,285
China Railway Group, Ltd., Class H	3,177,000	1,404,073
China Resources Enterprise, Ltd.	842,000	2,504,812
China Resources Gas Group, Ltd.	642,000	1,982,485
China Resources Land, Ltd.	954,000	2,240,744
China Resources Power Holdings Co., Ltd.	1,365,600	3,246,735
China Shenhua Energy Co., Ltd., Class H	2,164,500	5,555,708
China Shineway Pharmaceutical Group, Ltd.	381,000	562,582
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	1,000,148
China Shipping Development Co., Ltd., Class H(1)	1,702,000	1,021,072
China Southern Airlines Co., Ltd., Class H	2,700,000	934,566
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	998,869
China Telecom Corp., Ltd., Class H	9,130,000	4,160,016
China Travel International Investment Hong Kong, Ltd.	4,692,000	894,288
China Unicom (Hong Kong), Ltd.	3,210,372	4,177,828
China Vanke Co., Ltd., Class B	667,820	1,108,552
China Yurun Food Group, Ltd.(1)	1,776,000	1,045,430
China Zhongwang Holdings, Ltd.(1)	464,000	137,273
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	1,986,170
Citic Pacific, Ltd.	1,152,000	1,440,009
CNOOC, Ltd.	8,070,000	12,535,239

9	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Cosco Pacific, Ltd.	1,516,000	$1,945,652
Country Garden Holdings Co.	3,294,631	1,791,748
Ctrip.com International, Ltd. ADR(1)	140,100	5,535,351
Datang International Power Generation Co., Ltd., Class H	3,414,000	1,366,835
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,894,773
Golden Eagle Retail Group, Ltd.	739,000	1,009,131
Great Wall Motor Co., Ltd., Class H	862,500	4,103,447
Guangdong Investment, Ltd.	2,022,000	1,865,183
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	1,894,497
Guangzhou R&F Properties Co., Ltd., Class H	682,000	908,362
Hengan International Group Co., Ltd.	149,500	1,613,996
Hengdeli Holdings, Ltd.	2,681,800	563,413
Hidili Industry International Development, Ltd.(1)	594,000	75,200
Home Inns & Hotels Management, Inc. ADR(1)	10,800	370,332
Huaneng Power International, Inc., Class H	2,746,000	2,567,371
Industrial & Commercial Bank of China, Ltd., Class H	25,680,000	15,866,164
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	369,255
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	1,040,053
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,453,683
Jiangxi Copper Co., Ltd., Class H	1,092,000	1,965,493
Kingboard Chemical Holdings, Ltd.	648,600	1,451,205
Kunlun Energy Co., Ltd.	2,206,000	3,652,925
Lee & Man Paper Manufacturing, Ltd.	1,220,000	815,325
Lenovo Group, Ltd.	3,736,000	4,818,303
Li Ning Co., Ltd.(1)	255,500	204,584
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	557,946
Mindray Medical International, Ltd. ADR	59,100	2,070,864
NetEase.com, Inc. ADR(1)	24,700	1,851,759
New Oriental Education & Technology Group, Inc. ADR	380,400	11,160,936
Nine Dragons Paper Holdings, Ltd.	1,753,000	1,501,729
PetroChina Co., Ltd., Class H	10,618,000	10,235,820
PICC Property & Casualty Co., Ltd., Class H	1,228,000	1,662,013
Ping An Insurance (Group) Co. of China, Ltd., Class H	610,000	4,925,997
Poly Property Group Co., Ltd.	1,918,000	914,101
Renhe Commercial Holdings Co., Ltd.(1)	6,322,000	310,466
Semiconductor Manufacturing International Corp.(1)	23,397,000	2,371,105
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,645,482
Shanghai Electric Group Co., Ltd., Class H	2,414,000	770,855
Shanghai Industrial Holdings, Ltd.	304,000	1,012,997
Shimao Property Holdings, Ltd.	665,000	1,450,805
SINA Corp.(1)	22,900	1,492,851
Sino Biopharmaceutical, Ltd.	2,052,000	1,726,833
Sino-Ocean Land Holdings, Ltd.	1,720,500	928,892

Security	Shares	Value

China (continued)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,931,000	$826,183
Sinopharm Group Co., Ltd., Class H	374,800	1,052,160
Sinotrans Shipping, Ltd.	1,000,000	327,032
Sohu.com, Inc.(1)	10,300	749,634
Sun Art Retail Group, Ltd.	1,476,000	1,932,484
Tencent Holdings, Ltd.	423,000	29,629,195
Tingyi (Cayman Islands) Holding Corp.	1,266,000	3,275,452
Tsingtao Brewery Co., Ltd., Class H	254,000	1,861,369
Want Want China Holdings, Ltd.	3,750,000	5,049,149
Weichai Power Co., Ltd., Class H	456,400	1,734,296
Wumart Stores, Inc., Class H	321,000	410,664
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	2,160,310
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,628,267
Yantai Changyu Pioneer Wine Co., Ltd., Class B	144,216	368,159
Yanzhou Coal Mining Co., Ltd., Class H	1,764,000	1,320,708
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	665,189
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,260,280
Zhuzhou CSR Times Electric Co., Ltd., Class H	513,000	1,585,191
Zijin Mining Group Co., Ltd., Class H	6,290,000	1,336,107
ZTE Corp., Class H(1)	730,753	1,515,475

		$372,146,597

Colombia — 1.4%
Almacenes Exito SA	452,090	$5,942,872
Banco Davivienda SA, PFC Shares	154,200	1,636,906
Banco de Bogota	91,067	2,999,541
Bancolombia SA ADR, PFC Shares	145,000	6,371,300
Bolsa de Valores de Colombia	46,242,700	497,770
Celsia SA ESP	809,070	2,050,844
Cementos Argos SA	476,640	1,969,523
Corporacion Financiera Colombiana SA	97,625	1,719,155
Ecopetrol SA	4,701,790	8,209,780
Empresa de Energia de Bogota SA	3,474,085	2,300,633
Empresa de Telecommunicaciones de Bogota SA	2,532,380	502,475
Fabricato SA(1)	36,122,860	257,134
Grupo Argos SA	346,150	3,090,740
Grupo Argos SA, PFC Shares	108,995	982,938
Grupo Aval Acciones y Valores SA	3,145,485	1,786,565
Grupo Aval Acciones y Valores SA, PFC Shares	5,059,300	2,911,213
Grupo de Inversiones Suramericana	254,570	3,876,781
Grupo Nutresa SA	482,255	5,645,655
Grupo Odinsa SA	150,661	597,510
Interconexion Electrica SA	825,160	3,037,160
ISAGEN SA ESP	1,935,100	2,822,126

		$59,208,621

10	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Croatia — 0.5%
Adris Grupa DD, PFC Shares	50,044	$2,417,324
Atlantic Grupa DD	5,200	682,054
Atlantska Plovidba DD(1)	22,867	1,544,424
Croatia Osiguranje DD(1)	500	627,693
Dalekovod DD(1)	51,895	304,540
Ericsson Nikola Tesla	6,040	1,606,879
Hrvatski Telekom DD	199,470	5,978,220
INA Industrija Nafte DD	900	538,676
Koncar-Elektroindustrija DD	14,719	1,825,080
Kras DD(1)	7,262	476,613
Petrokemija DD(1)	25,975	663,314
Podravka Prehrambena Industrija DD(1)	31,335	1,526,086
Privredna Banka Zagreb DD	3,177	248,806
Zagrebacka Banka DD	176,195	839,904

		$19,279,613

Czech Republic — 1.6%
CEZ AS	908,060	$22,953,524
Fortuna Entertainment Group NV	246,600	1,609,556
Komercni Banka AS	92,864	20,145,410
New World Resources PLC, Class A(1)	1,183,100	1,001,455
Pegas Nonwovens SA	96,614	2,841,393
Philip Morris CR AS	9,113	4,870,433
Telefonica 02 Czech Republic AS	544,904	7,911,346
Unipetrol AS(1)	617,307	4,635,989

		$65,969,106

Egypt — 2.1%
Alexandria Mineral Oils Co.	193,820	$1,774,280
Amer Group Holding	4,390,500	738,999
Arab Cotton Ginning	1,993,380	1,339,530
Citadel Capital Co.(1)	2,280,400	1,380,218
Commercial International Bank	3,912,306	19,310,213
Eastern Tobacco	281,822	4,714,715
Egypt Kuwaiti Holding Co.	1,849,596	1,867,054
Egyptian Financial Group-Hermes Holding SAE(1)	2,101,605	3,462,957
Egyptian Resorts Co.(1)	4,721,950	1,048,698
El Ezz Aldekhela Steel Alexa Co.	4,000	409,950
El Sewedy Cables Holding Co.	529,606	2,469,139
Ezz Steel(1)	1,548,345	3,817,684
Global Telecom Holding SAE(1)	12,928,866	9,795,139
Juhayna Food Industries	3,370,924	7,415,430
Maridive & Oil Services SAE(1)	1,761,799	1,871,367
Misr Beni-Suef Cement Co.	69,150	498,314
National Societe General Bank	282,510	1,273,037

Security	Shares	Value

Egypt (continued)
Orascom Telecom Media and Technology Holding SAE	21,964,609	$3,763,264
Oriental Weavers Co.	187,375	988,894
Palm Hills Developments SAE(1)	3,395,160	1,538,129
Pioneers Holding(1)	1,229,900	1,463,676
Sidi Kerir Petrochemicals Co.	1,686,400	4,295,726
Six of October Development & Investment Co.(1)	382,178	1,304,438
South Valley Cement(1)	704,261	531,913
Talaat Moustafa Group(1)	5,219,460	5,466,016
Telecom Egypt	1,949,337	4,211,726

		$86,750,506

Estonia — 0.2%
AS Merko Ehitus	50,618	$516,914
AS Nordecon International(1)	145,374	205,869
AS Olympic Entertainment Group	503,790	1,285,224
AS Tallink Group	3,623,652	4,401,453
AS Tallinna Kaubamaja	137,340	1,010,998
AS Tallinna Vesi	58,790	990,325

		$8,410,783

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$10,570
CAL Bank, Ltd.	1,298,010	553,107
Ghana Commercial Bank, Ltd.	1,554,441	3,315,849
HFC Bank Ghana, Ltd.(1)	1,235,326	493,092
Produce Buying Co., Ltd.	582,428	41,602
Standard Chartered Bank of Ghana, Ltd.	148,200	1,020,963

		$5,435,183

Greece — 1.6%
Aegean Marine Petroleum Network, Inc.	63,900	$581,490
Alpha Bank AE(1)	4,025,790	3,651,817
Costamare, Inc.	76,519	1,502,833
Diana Containerships, Inc.	76,800	311,808
Diana Shipping, Inc.(1)	164,791	2,012,098
DryShips, Inc.(1)	674,500	2,293,300
Ellaktor SA(1)	524,621	2,384,941
Folli Follie SA(1)	82,904	2,500,458
Frigoglass SA(1)	104,857	622,727
GasLog, Ltd.	57,055	1,195,873
GEK Terna Holding Real Estate Construction SA(1)	381,049	1,717,917
Hellenic Exchanges SA	150,168	1,479,351
Hellenic Petroleum SA	199,209	1,932,265
Hellenic Telecommunications Organization SA(1)	467,190	6,829,839
Intralot SA	418,837	1,104,982

11	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Greece (continued)
JUMBO SA(1)	274,881	$4,674,216
Marfin Investment Group Holdings SA(1)	1,321,172	756,587
Metka SA	115,677	1,844,785
Motor Oil (Hellas) Corinth Refineries SA	170,267	1,963,164
Mytilineos Holdings SA(1)	226,317	1,776,397
National Bank of Greece SA(1)	762,604	3,376,195
Navios Maritime Acqisition Corp.	208,900	896,181
Navios Maritime Holdings, Inc.	171,886	1,629,479
OPAP SA	473,915	6,128,467
Piraeus Bank SA(1)	2,007,941	4,734,584
Public Power Corp. SA	216,943	2,906,252
Safe Bulkers, Inc.	87,300	854,667
StealthGas, Inc.(1)	87,399	839,030
Titan Cement Co. SA(1)	123,232	3,311,444
Tsakos Energy Navigation, Ltd.	126,700	861,560
Viohalco SA(1)	223,488	1,130,318

		$67,805,025

Hungary — 1.6%
Magyar Telekom Rt.	5,561,100	$7,446,480
MOL Hungarian Oil & Gas Rt.	280,600	17,173,396
OTP Bank Rt.	1,087,430	19,903,179
Richter Gedeon Nyrt.	1,061,000	21,446,500

		$65,969,555

India — 6.5%
ABB, Ltd.	19,900	$186,410
ACC, Ltd.	64,370	1,042,821
Adani Enterprises, Ltd.	397,200	1,514,755
Adani Ports and Special Economic Zone, Ltd.	1,003,100	2,336,311
Aditya Birla Nuvo, Ltd.	17,702	311,447
Amtek Auto, Ltd.	152,500	157,528
Asian Paints, Ltd.	270,300	2,038,829
Axis Bank, Ltd.	186,000	3,335,160
Bajaj Auto, Ltd.	59,560	1,812,696
Bank of Baroda	114,960	1,010,431
Bank of India	247,400	757,615
Bharat Forge, Ltd.	63,650	355,307
Bharat Heavy Electricals, Ltd.	726,400	1,995,619
Bharat Petroleum Corp., Ltd.	253,200	1,465,802
Bharti Airtel, Ltd.	2,248,160	11,282,860
Biocon, Ltd.	101,600	707,355
Cairn India, Ltd.	503,800	2,601,545
Canara Bank, Ltd.	176,800	626,004
Cipla, Ltd.	287,310	1,881,427

Security	Shares	Value

India (continued)
Coal India, Ltd.	623,800	$2,456,904
Colgate-Palmolive (India), Ltd.	24,900	518,863
Container Corp. of India, Ltd.	54,240	632,167
Crompton Greaves, Ltd.	213,600	393,391
Cummins India, Ltd.	49,900	349,476
Dabur India, Ltd.	364,400	1,003,769
Divi’s Laboratories, Ltd.	46,800	981,788
DLF, Ltd.	445,700	979,255
Dr. Reddy’s Laboratories, Ltd.	73,620	3,062,028
Educomp Solutions, Ltd.(1)	157,865	59,569
Essar Oil, Ltd.(1)	425,030	304,265
Financial Technologies India, Ltd.	32,600	140,815
GAIL (India), Ltd.	585,050	3,363,877
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	412,798
Glenmark Pharmaceuticals, Ltd.	125,460	1,118,481
GMR Infrastructure, Ltd.	1,721,400	556,214
Grasim Industries, Ltd.	8,158	333,309
Gujarat Ambuja Cements, Ltd.	657,400	1,679,360
Gujarat State Petronet, Ltd.	383,800	340,193
GVK Power & Infrastructure, Ltd.(1)	2,796,900	405,941
HCL Technologies, Ltd.	199,400	4,650,305
HDFC Bank, Ltd.	912,320	9,166,452
Hero MotoCorp, Ltd.	60,900	1,925,298
Hindalco Industries, Ltd.	886,210	1,551,457
Hindustan Petroleum Corp., Ltd.	220,900	862,695
Hindustan Unilever, Ltd.	709,000	6,449,187
Hindustan Zinc, Ltd.	148,400	307,394
Housing Development & Infrastructure, Ltd.(1)	1,151,714	782,062
Housing Development Finance Corp., Ltd.	1,278,300	16,433,437
ICICI Bank, Ltd.	450,570	7,085,976
IDBI Bank, Ltd.	367,000	325,974
Idea Cellular, Ltd.	1,624,900	3,705,135
IDFC, Ltd.	1,075,200	1,597,091
IFCI, Ltd.	1,864,200	676,307
Indiabulls Housing Finance, Ltd.	165,200	544,458
Indiabulls Real Estate, Ltd.	646,300	552,826
Indian Hotels Co., Ltd.	164,280	153,437
Indian Oil Corp., Ltd.	242,400	948,257
Infosys, Ltd.	459,300	26,979,043
ITC, Ltd.	1,313,460	6,818,791
IVRCL, Ltd.(1)	1,113,900	197,351
Jaiprakash Associates, Ltd.	1,722,800	1,106,819
Jindal Steel & Power, Ltd.	437,200	1,742,943
JSW Steel, Ltd.	163,300	2,387,311
Kotak Mahindra Bank, Ltd.	234,100	2,449,324
Lanco Infratech, Ltd.(1)	2,361,100	273,504

12	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Larsen & Toubro, Ltd.	258,090	$4,061,812
LIC Housing Finance, Ltd.	351,400	1,098,522
Lupin, Ltd.	148,500	2,093,310
Mahindra & Mahindra, Ltd.	226,260	3,206,681
Maruti Suzuki India, Ltd.	67,750	1,775,121
Mphasis, Ltd.	39,900	235,457
Nestle India, Ltd.	11,930	958,912
Nicholas Piramal India, Ltd.	76,807	686,076
NTPC, Ltd.	2,333,600	4,707,530
Oil & Natural Gas Corp., Ltd.	1,829,680	8,053,573
Oracle Financial Service Software, Ltd.(1)	16,500	847,977
Power Grid Corporation of India, Ltd.	1,946,900	2,976,092
Ranbaxy Laboratories, Ltd.(1)	158,960	818,390
Reliance Capital, Ltd.	153,735	793,301
Reliance Communications, Ltd.	1,731,560	3,388,750
Reliance Industries, Ltd.	1,404,338	18,621,552
Reliance Infrastructure, Ltd.	288,300	1,714,042
Reliance Power, Ltd.(1)	1,400,250	1,386,210
Sesa Sterlite, Ltd.	1,223,612	3,675,437
Shree Renuka Sugars, Ltd.	777,100	228,853
Siemens India, Ltd.	47,180	414,608
State Bank of India	99,200	2,416,306
State Bank of India GDR(3)	9,600	460,886
Steel Authority of India, Ltd.	646,200	660,023
Sun Pharmaceuticals Industries, Ltd.	595,400	5,595,728
Sun TV Network, Ltd.	147,473	848,767
Suzlon Energy, Ltd.(1)	2,099,450	357,681
Tata Communications, Ltd.	127,400	560,905
Tata Consultancy Services, Ltd.	481,600	17,135,265
Tata Motors, Ltd.	742,250	4,134,900
Tata Power Co., Ltd.	1,558,700	1,851,172
Tata Steel, Ltd.	300,796	1,704,493
Tata Tea, Ltd.	279,500	627,320
Tech Mahindra, Ltd.	88,511	2,533,856
Titan Industries, Ltd.	234,100	824,054
UltraTech Cement, Ltd.	64,100	1,752,556
Unitech, Ltd.(1)	2,836,900	571,890
United Spirits, Ltd.	64,600	2,547,787
UPL, Ltd.	303,700	916,762
Voltas, Ltd.	296,300	502,199
Wipro, Ltd.	527,679	4,828,104
Yes Bank, Ltd.	209,900	1,033,130
Zee Entertainment Enterprises, Ltd.	373,114	1,588,967

		$269,380,176

Security	Shares	Value

Indonesia — 3.3%
Adaro Energy Tbk PT	36,822,500	$2,867,814
Agis Tbk PT(1)	17,097,000	617,686
AKR Corporindo Tbk PT	6,850,500	2,478,479
Aneka Tambang Tbk PT	10,251,500	860,496
Astra Argo Lestari Tbk PT	775,000	1,359,148
Astra International Tbk PT	21,623,000	11,376,740
Bank Central Asia Tbk PT	13,688,500	11,110,588
Bank Danamon Indonesia Tbk PT	4,504,303	1,603,886
Bank Mandiri Tbk PT	10,075,000	7,146,270
Bank Negara Indonesia Persero Tbk PT	9,366,500	3,358,795
Bank Pan Indonesia Tbk PT(1)	4,945,000	270,636
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,193,000	913,853
Bank Rakyat Indonesia Tbk PT	11,498,000	7,857,506
Bank Tabungan Negara Tbk PT	10,171,500	748,078
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bhakti Investama Tbk PT	49,042,500	1,205,241
Bumi Resources Tbk PT(1)	37,563,000	938,079
Bumi Serpong Damai Tbk PT	13,777,500	1,631,296
Charoen Pokphand Indonesia Tbk PT	10,278,000	3,467,078
Delta Dunia Makmur Tbk PT(1)	9,252,500	70,845
Energi Mega Persada Tbk PT(1)	64,369,200	373,694
Gudang Garam Tbk PT	660,000	2,267,139
Harum Energy Tbk PT	2,626,500	513,481
Holcim Indonesia Tbk PT	3,029,000	516,101
Indo Tambangraya Megah Tbk PT	976,500	2,145,026
Indocement Tunggal Prakarsa Tbk PT	3,654,500	6,710,360
Indofood Sukses Makmur Tbk PT	5,994,500	3,426,798
Indosat Tbk PT	2,794,500	972,897
Jasa Marga (Persero) Tbk PT	3,198,000	1,348,700
Kalbe Farma Tbk PT	28,956,500	3,325,842
Lippo Karawaci Tbk PT	28,867,500	2,246,862
Matahari Putra Prima Tbk PT	7,240,000	1,191,143
Medco Energi Internasional Tbk PT	4,497,500	880,302
Media Nusantara Citra Tbk PT	3,201,000	587,644
Pembangunan Perumahan Persero Tbk PT	9,145,000	1,010,698
Perusahaan Gas Negara Tbk PT	17,387,500	6,763,519
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	970,110
Semen Gresik (Persero) Tbk PT	6,584,000	7,649,143
Surya Semesta Internusa Tbk PT	14,275,000	784,805
Tambang Batubara Bukit Asam Tbk PT	2,036,500	1,540,444
Telekomunikasi Indonesia Tbk PT	71,869,500	13,327,178
Tower Bersama Infrastructure Tbk PT(1)	2,871,000	1,457,020
Trada Maritime Tbk PT(1)	10,350,500	1,396,340
Unilever Indonesia Tbk PT	1,486,800	3,494,281

13	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	4,529,583	$7,136,550
Vale Indonesia Tbk PT	5,222,500	989,217
Wijaya Karya Persero Tbk PT	11,836,000	1,881,730
XL Axiata Tbk PT	4,954,500	1,971,883

		$136,761,421

Jordan — 0.9%
Arab Bank PLC	1,401,120	$18,524,545
Arab Potash Co. PLC	46,536	1,809,738
Bank of Jordan	298,710	1,100,430
Capital Bank of Jordan(1)	231,454	576,158
Jordan Ahli Bank(1)	765,591	1,571,495
Jordan Islamic Bank	405,003	2,223,598
Jordan Petroleum Refinery	435,706	3,025,729
Jordan Phosphate Mines	149,908	1,567,721
Jordan Steel	453,091	849,338
Jordan Telecom Corp.	339,850	1,831,628
Jordanian Electric Power Co.	488,876	2,063,181
Royal Jordanian Airlines(1)	455,790	394,221
Taameer Jordan Holdings PSC(1)	1,228,805	296,748
Union Investment Corp.(1)	595,615	1,990,007
Union Land Development(1)	47,830	225,055

		$38,049,592

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	712,200	$6,982,345
Kazakhmys PLC	1,613,976	4,709,750
Kazkommertsbank JSC GDR(1)(3)	340,233	593,543
KazMunaiGas Exploration Production GDR(3)	545,900	7,897,743
Kcell JSC GDR(3)	385,400	6,321,009
Nostrum Oil & Gas, LP GDR	243,200	2,672,768

		$29,177,158

Kenya — 0.8%
Athi River Mining, Ltd.	390,500	$392,904
Bamburi Cement Co., Ltd.	606,300	1,445,943
Barclays Bank of Kenya, Ltd.	8,196,160	1,606,708
Co-operative Bank of Kenya, Ltd. (The)	7,659,600	1,539,652
East African Breweries, Ltd.	2,253,280	6,811,982
Equity Bank, Ltd.	10,547,600	3,748,917
KenolKobil, Ltd.(1)	4,090,000	432,248
Kenya Airways, Ltd.(1)	1,264,800	175,621
Kenya Commercial Bank, Ltd.	7,746,920	3,797,494
Kenya Electricity Generating Co., Ltd.	2,321,100	325,004
Kenya Power & Lighting, Ltd.	9,484,354	1,620,423

Security	Shares	Value

Kenya (continued)
Mumias Sugar Co., Ltd.(1)	3,844,600	$133,474
Nation Media Group, Ltd.	407,184	1,507,776
Safaricom, Ltd.	71,083,572	9,044,980
Standard Chartered Bank Kenya, Ltd.	149,188	500,976

		$33,084,102

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	1,548,750	$3,491,569
Ahli United Bank	303,187	762,288
Al Ahli Bank of Kuwait KSC	510,925	755,799
Al Safat Energy Holding Co. KSCC(1)	1,880,000	336,666
Al Safwa Group Holding Co. KSC(1)(2)	1,361,086	0
Al-Qurain Petrochemicals Co.	2,424,073	2,048,603
Aviation Lease and Finance Co. KSCC	730,000	672,134
Boubyan Bank KSC(1)	499,500	982,601
Boubyan Petrochemicals Co.	1,530,000	3,693,357
Burgan Bank SAK	1,038,231	2,019,559
Combined Group Contracting Co.	73,205	326,797
Commercial Bank of Kuwait SAK(1)	365,000	986,225
Commercial Real Estate Co. KSCC	2,186,862	740,526
Gulf Bank(1)	1,859,887	2,394,843
Gulf Cable and Electrical Industries Co.	245,000	664,677
Kuwait Cement Co.	223,100	291,643
Kuwait Finance House KSC	2,314,471	6,578,195
Kuwait Foods Co. (Americana)	425,000	3,741,405
Kuwait International Bank	1,224,000	1,300,122
Kuwait Pipes Industries & Oil Services Co.(1)(2)	1,188,500	201,654
Kuwait Portland Cement Co.	255,000	1,219,885
Kuwait Projects Co. Holdings KSC	1,097,933	2,547,298
Kuwait Real Estate Co.(1)	4,120,000	1,440,762
Mabanee Co. SAKC	932,352	3,882,862
Mena Holding Group(1)(2)	198,000	0
Mobile Telecommunications Co.	3,780,000	9,106,313
National Bank of Kuwait SAK	2,855,412	9,505,625
National Industries Group Holding(1)	3,862,500	3,104,868
National Investment Co.(1)	1,510,000	829,246
National Ranges Co.(1)	7,920,000	703,757
Sultan Center Food Products Co.(1)	4,020,000	1,322,522

		$65,651,801

Latvia — 0.0%(4)
Grindeks(1)	42,000	$558,907
Latvian Shipping Co.(1)	405,000	305,544

		$864,451

14	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Lebanon — 0.1%
Solidere GDR(1)(3)	320,943	$4,219,518
Solidere, Class A(1)	86,340	1,137,689
Solidere, Class B(1)	1,726	22,516

		$5,379,723

Lithuania — 0.1%
Apranga PVA	278,536	$1,097,261
Klaipedos Nafta PVA	1,345,900	558,084
Lesto AB	118,064	144,025
Pieno Zvaigzdes	104,200	283,305
Rokiskio Suris	122,500	284,595
Siauliu Bankas	809,317	322,125

		$2,689,395

Malaysia — 3.2%
Aeon Co. (M) Bhd	165,300	$606,847
Airasia Bhd	1,228,200	829,536
Alliance Financial Group Bhd	560,300	778,995
AMMB Holdings Bhd	887,900	1,942,346
Astro Malaysia Holdings Bhd	979,300	860,417
Axiata Group Bhd	2,706,750	5,306,652
Batu Kawan Bhd	210,000	1,233,336
Berjaya Corp. Bhd	2,289,600	348,233
Berjaya Sports Toto Bhd	805,627	972,855
Boustead Holdings Bhd	596,210	934,077
British American Tobacco Malaysia Bhd	93,800	1,705,264
Bumi Armada Bhd(1)	2,088,900	2,528,240
Bursa Malaysia Bhd	344,900	802,952
CIMB Group Holdings Bhd	1,771,500	3,664,644
Dialog Group Bhd	2,704,273	2,627,022
Digi.com Bhd	1,873,500	2,628,479
Felda Global Ventures Holdings Bhd	1,358,400	1,767,626
Gamuda Bhd	2,919,700	3,898,829
Genting Bhd	1,448,500	4,507,769
Genting Plantations Bhd	261,700	807,739
Hong Leong Bank Bhd	382,900	1,614,146
Hong Leong Financial Group Bhd	276,000	1,306,070
IGB Corp. Bhd	856,200	681,877
IHH Healthcare Bhd(1)	2,077,100	2,288,088
IJM Corp. Bhd	1,828,190	3,235,334
IOI Corp. Bhd	2,088,118	2,607,330
IOI Properties Group Bhd(1)	1,044,058	842,360
KLCC Property Holdings Bhd	399,100	690,103
KNM Group Bhd(1)	5,003,150	919,080
Kuala Lumpur Kepong Bhd	284,000	1,988,684

Security	Shares	Value

Malaysia (continued)
Kulim (Malaysia) Bhd(1)	860,000	$822,195
Lafarge Malayan Cement Bhd	942,950	2,393,579
Malayan Banking Bhd	1,980,587	5,706,163
Malaysia Airports Holdings Bhd	342,800	861,641
Malaysia Marine and Heavy Engineering Holdings Bhd	739,000	801,320
Malaysian Resources Corp. Bhd	1,423,500	647,568
Maxis Bhd	1,737,900	3,614,515
Media Prima Bhd	575,000	410,689
MISC Bhd(1)	482,400	865,243
MMC Corp. Bhd	868,200	724,217
Mudajaya Group Bhd	510,600	399,178
Multi-Purpose Holdings Bhd	940,340	858,634
Parkson Holdings Bhd	766,578	671,314
Petronas Chemicals Group Bhd	3,748,800	7,439,143
Petronas Dagangan Bhd	507,500	4,647,811
Petronas Gas Bhd	298,800	2,084,592
PPB Group Bhd	404,100	1,862,912
Public Bank Bhd	837,820	4,787,821
Resorts World Bhd	2,155,600	2,803,359
RHB Capital Bhd	733,900	1,685,340
Sapurakencana Petroleum Bhd(1)	5,340,168	6,996,538
Sime Darby Bhd	3,863,639	10,382,370
Sunway Bhd	304,600	246,490
Supermax Corp. Bhd	650,400	565,198
TA Enterprise Bhd	1,323,000	294,007
Tan Chong Motor Holdings Bhd	265,900	451,774
Telekom Malaysia Bhd	1,249,900	2,057,562
Tenaga Nasional Bhd	1,719,525	6,062,096
Top Glove Corp. Bhd	525,500	862,652
UEM Land Holdings Bhd	1,683,050	1,038,045
UMW Holdings Bhd	448,400	1,587,364
Unisem (M) Bhd	1,289,100	361,276
Wah Seong Corp. Bhd	439,687	252,432
WCT Bhd	1,257,800	781,916
YTL Corp. Bhd	2,863,465	1,315,403
YTL Power International Bhd	1,793,521	1,000,724

		$133,268,011

Mauritius — 0.6%
CIM Financial Services, Ltd.	5,283,300	$1,411,948
LUX Island Resorts, Ltd.(1)	842,920	1,111,358
Mauritius Commercial Bank	1,387,300	9,511,350
New Mauritius Hotels, Ltd.	1,630,850	4,723,016
Rogers & Co., Ltd.	167,300	1,071,227
State Bank of Mauritius, Ltd.	127,622,900	4,312,000

15	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Mauritius (continued)
Sun Resorts, Ltd.(1)	1,042,199	$1,504,649
Terra Mauricia, Ltd.	926,300	1,111,443
United Basalt Products, Ltd.	289,200	833,066
United Docks, Ltd.(1)	27,400	63,532

		$25,653,589

Mexico — 6.3%
Alfa SAB de CV, Series A	6,966,000	$19,626,057
America Movil SAB de CV ADR, Series L	905,400	19,248,804
America Movil SAB de CV, Series L	27,123,050	28,919,896
Bolsa Mexicana de Valores SAB de CV	1,503,700	3,035,734
Cemex SAB de CV ADR(1)	1,222,390	15,120,964
Cemex SAB de CV, Series CPO(1)	10,101,822	12,485,653
Coca-Cola Femsa SA de CV, Series L	359,300	3,817,059
Compartamos SAB de CV	2,788,400	5,035,132
Controladora Comercial Mexicana SA de CV	518,500	1,967,152
Corporacion GEO SAB de CV, Series B(1)(2)	1,144,000	70,997
Desarrolladora Homex SAB de CV(1)	776,450	211,907
Embotelladoras Arca SAB de CV	800,314	4,398,915
Empresas ICA SAB de CV(1)	2,013,500	3,888,792
Fibra Uno Administracion SA de CV	2,173,500	7,014,226
Fomento Economico Mexicano SA de CV ADR	37,200	3,356,928
Fomento Economico Mexicano SAB de CV, Series UBD	1,447,100	13,089,254
Genomma Lab Internacional SA de CV(1)	1,019,300	2,515,097
Grupo Aeroportuario del Pacifico SAB de CV, Class B	442,300	2,411,253
Grupo Aeroportuario del Sureste SAB de CV, Class B	220,600	2,482,946
Grupo Bimbo SA de CV, Series A	2,277,300	6,075,524
Grupo Carso SA de CV, Series A1	957,500	5,008,010
Grupo Elektra SA de CV	74,500	2,266,139
Grupo Financiero Banorte SAB de CV, Class O	3,428,600	21,642,172
Grupo Financiero Inbursa SAB de CV, Class O	4,951,200	12,346,532
Grupo Mexico SAB de CV, Series B	4,508,679	14,523,246
Grupo Simec SA de CV, Series B(1)	133,800	499,024
Grupo Televisa SA ADR	160,800	4,672,848
Grupo Televisa SAB, Series CPO	1,487,900	8,644,372
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	2,343,596
Industrias CH SAB de CV, Series B(1)	225,500	1,340,455
Industrias Penoles SA de CV	188,600	4,387,834
Inmuebles Carso SAB de CV(1)	714,800	711,379
Kimberly-Clark de Mexico SAB de CV, Class A	1,727,100	4,435,912
Mexichem SAB de CV	1,483,316	5,144,025
Minera Frisco SAB de CV(1)	714,800	1,127,731
Organizacion Soriana SAB de CV, Class B(1)	120,000	342,755
Promotora y Operadora de Infraestructura SAB de CV(1)	348,200	4,217,766

Security	Shares	Value

Mexico (continued)
Ternium SA ADR	46,000	$1,369,880
TV Azteca SAB de CV, Series CPO	1,240,300	783,650
Urbi Desarrollos Urbanos SAB de CV(1)(2)	2,260,600	132,688
Wal-Mart de Mexico SAB de CV, Series V	5,879,400	14,063,258

		$264,775,562

Morocco — 0.8%
Alliances Developpement Immobilier SA	11,000	$641,324
Attijariwafa Bank	160,000	5,882,254
Banque Centrale Populaire	116,860	2,691,550
Banque Marocaine du Commerce Exterieur (BMCE)	114,517	2,786,548
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	254,427
Ciments du Maroc	4,580	454,299
Compagnie Generale Immobiliere	9,100	821,471
Cosumar Compagnie Sucriere Marocaine et de Raffinage	3,930	898,001
Delta Holding SA(1)	52,900	194,049
Douja Promotion Groupe Addoha SA	370,934	2,548,187
Holcim Maroc SA	7,774	1,460,451
Label Vie	2,100	364,083
Lafarge Ciments	17,410	2,760,845
Managem	9,862	1,477,959
Maroc Telecom	665,524	7,780,546
Samir(1)	15,717	567,547
SONASID (Societe Nationale de Siderurgie)(1)	4,267	478,954
Wafa Assurance	2,730	991,662

		$33,054,157

Nigeria — 0.8%
Access Bank PLC	19,423,730	$1,091,116
Afriland Properties PLC(1)(2)	1,169,236	0
Ashaka Cement PLC	2,154,293	248,845
Dangote Cement PLC	1,608,950	2,313,295
Dangote Flour Mills PLC(1)	2,810,000	167,214
Dangote Sugar Refinery PLC	8,508,432	610,504
Diamond Bank PLC(1)	16,654,000	713,423
Ecobank Transnational, Inc.	12,593,618	1,157,860
Fidelity Bank PLC	22,430,824	335,298
First Bank of Nigeria PLC	32,229,046	2,879,292
First City Monument Bank PLC(1)	23,552,733	557,764
Flour Mills of Nigeria PLC	660,000	340,697
Guaranty Trust Bank PLC	25,061,574	4,280,969
Guiness Nigeria PLC	764,975	1,049,511
Intercontinental Wapic Insurance PLC(1)	4,144,875	25,091

16	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Nigeria (continued)
Lafarge Cement WAPCO Nigeria PLC	2,172,600	$1,423,560
Nestle Nigeria PLC	316,060	2,183,221
Nigerian Breweries PLC	3,299,505	3,184,789
Oando PLC	17,611,194	2,091,335
PZ Cussons Nigeria PLC	1,481,250	345,382
Skye Bank PLC	16,027,300	384,742
UAC of Nigeria PLC	6,144,089	2,573,038
UBA Capital PLC(1)	4,676,946	61,570
Unilever Nigeria PLC	2,757,800	915,266
United Bank for Africa PLC	34,626,110	1,742,139
Zenith Bank PLC	25,374,462	3,662,306

		$34,338,227

Oman — 0.9%
Al Anwar Ceramic Tile Co.	309,100	$483,906
Bank Dhofar SAOG	1,533,131	1,466,446
Bank Muscat SAOG	4,050,336	6,857,608
Bank Sohar SAOG	5,208,479	3,062,964
Dhofar International Development & Investment Holding Co.	275,832	439,926
Galfar Engineering & Contracting SAOG	1,882,660	1,376,073
HSBC Bank Oman SAOG	1,709,435	732,500
National Bank of Oman SAOG	1,368,355	1,177,439
Oman Cables Industry SAOG	93,600	572,148
Oman Cement Co. SAOG	741,260	1,623,881
Oman Flour Mills Co. SAOG	561,100	913,895
Oman National Investment Corp. Holdings	272,868	387,731
Oman Telecommunications Co. SAOG	1,240,071	5,086,153
Omani Qatari Telecommunications Co. SAOG	1,590,700	2,479,005
Ominvest	1,243,872	1,415,769
Raysut Cement Co. SAOG	634,209	3,425,307
Renaissance Services SAOG(1)	1,930,523	3,980,834
Shell Oman Marketing Co. SAOG	34,398	204,928

		$35,686,513

Pakistan — 0.9%
Adamjee Insurance Co., Ltd.	1,313,244	$492,968
Azgard Nine, Ltd.(1)	1,954,200	180,991
Bank Alfalah, Ltd.	4,021,538	1,050,150
D.G. Khan Cement Co., Ltd.	1,053,232	959,293
Engro Corp., Ltd.(1)	1,080,287	1,820,900
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	476,765
Fauji Fertilizer Co., Ltd.	1,768,610	1,895,318
Habib Bank, Ltd.	509,107	802,465
Hub Power Co., Ltd.	6,688,300	4,096,587

Security	Shares	Value

Pakistan (continued)
Kot Addu Power Co., Ltd.	1,009,900	$612,778
Lucky Cement, Ltd.	878,300	2,572,742
Millat Tractors, Ltd.	162,140	704,712
Muslim Commercial Bank, Ltd.	2,241,119	6,002,687
National Bank of Pakistan	1,284,040	708,212
Nishat Mills, Ltd.	1,142,810	1,458,461
Oil & Gas Development Co., Ltd.	1,890,991	4,896,004
Pakistan Oil Fields, Ltd.	278,600	1,396,513
Pakistan Petroleum, Ltd.	1,298,277	2,721,909
Pakistan State Oil Co., Ltd.	440,928	1,430,184
Pakistan Telecommunication Co., Ltd.	2,612,200	707,718
United Bank, Ltd.	745,745	945,116

		$35,932,473

Panama — 0.3%
Copa Holdings SA, Class A	86,900	$11,357,830

		$11,357,830

Peru — 1.6%
Alicorp SA	3,057,200	$9,367,616
Banco Continental SA	391,400	762,558
Casa Grande SAA	99,420	220,816
Cementos Pacasmayo SAA	241,600	467,282
Cia de Minas Buenaventura SA ADR	424,180	5,259,832
Cia Minera Milpo SA(1)	567,882	404,337
Credicorp, Ltd.	123,694	16,317,712
Edegel SA	1,592,100	1,387,377
Edelnor SA	108,248	172,553
Energia del Sur SA	44,784	404,531
Ferreyros SA	5,803,179	3,659,107
Grana y Montero SA	1,901,212	8,014,319
Intergroup Financial Services Corp.	62,900	1,997,075
Luz del Sur SAA	484,850	1,511,399
Minsur SA	1,488,259	848,777
Sociedad Minera Cerro Verde SAA(1)	44,121	975,074
Southern Copper Corp.	380,627	10,649,943
Union Andina de Cementos SAA	1,014,000	1,214,070
Volcan Cia Minera SA, Class B	5,423,215	2,190,034

		$65,824,412

Philippines — 1.5%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,131,024
Aboitiz Power Corp.	1,176,200	927,877
Alliance Global Group, Inc.	4,540,000	2,705,282
Ayala Corp.	192,195	2,221,055

17	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Philippines (continued)
Ayala Land, Inc.	4,730,800	$2,724,645
Ayala Land, Inc., PFC Shares(2)	3,951,800	8,720
Bank of the Philippine Islands	1,270,595	2,484,659
BDO Unibank, Inc.	1,274,481	2,215,008
Bloomberry Resorts Corp.(1)	5,481,900	1,057,469
DMCI Holdings, Inc.	1,733,600	2,277,307
Energy Development Corp.	6,100,000	706,505
Filinvest Land, Inc.	14,494,000	418,644
First Gen Corp.	1,768,322	609,893
First Philippine Holdings Corp.	228,500	321,007
Globe Telecom, Inc.	18,040	678,276
Holcim Philippines, Inc.	1,492,000	463,147
International Container Terminal Services, Inc.	746,400	1,618,236
JG Summit Holding, Inc.	4,019,900	3,475,251
Jollibee Foods Corp.	725,800	2,427,589
Lopez Holdings Corp.	4,600,000	438,590
LT Group, Inc.	4,594,700	1,859,938
Manila Electric Co.	271,300	1,547,351
Manila Water Co.	727,400	369,773
Megaworld Corp.	12,596,000	988,987
Metro Pacific Investments Corp.	7,682,400	728,081
Metropolitan Bank & Trust Co.	835,191	1,395,047
Petron Corp.	2,555,500	787,470
Philex Mining Corp.(1)	6,094,825	1,244,032
Philex Petroleum Corp.(1)	283,500	51,290
Philippine Long Distance Telephone Co.	83,920	5,014,503
Puregold Price Club, Inc.	1,549,000	1,310,196
Robinsons Land Corp.	2,417,100	1,058,224
San Miguel Corp.	716,000	880,008
Semirara Mining Corp.	306,600	2,164,472
SM Investments Corp.	359,172	5,555,640
SM Prime Holdings, Inc.	5,515,999	1,883,594
Top Frontier Investment Holdings, Inc.(1)	71,600	113,751
Universal Robina Corp.	1,463,200	3,808,626
Vista Land & Lifescapes, Inc.	3,675,000	420,929

		$63,092,096

Poland — 3.1%
Agora SA(1)	134,330	$419,406
AmRest Holdings SE (1)	7,766	217,224
Asseco Poland SA	445,726	6,495,632
Bank Handlowy w Warszawie SA	50,570	1,652,266
Bank Millennium SA(1)	687,285	1,766,581
Bank Pekao SA	179,638	10,545,122
Bioton SA(1)	425,302	503,605

Security	Shares	Value

Poland (continued)
Boryszew SA(1)	1,226,700	$205,998
BRE Bank SA	23,504	3,795,978
Budimex SA	25,400	1,086,534
Cinema City International NV(1)	71,200	767,168
Cyfrowy Polsat SA(1)	1,022,728	6,393,162
Enea SA	202,800	803,974
Eurocash SA	355,800	4,619,080
Getin Holding SA	378,250	484,668
Getin Noble Bank SA(1)	2,322,186	2,288,413
Globe Trade Centre SA(1)	457,190	1,072,526
Grupa Azoty SA	40,250	668,126
Grupa Lotos SA(1)	101,253	1,132,146
ING Bank Slaski SA(1)	47,450	1,795,831
Jastrzebska Spolka Weglowa SA	51,700	756,131
Kernel Holding SA(1)	97,900	1,180,278
KGHM Polska Miedz SA	195,580	6,779,173
KOPEX SA	125,900	534,724
LPP SA	1,711	4,772,504
Lubelski Wegiel Bogdanka SA	45,700	1,812,495
Netia SA(1)	1,111,077	1,714,885
NG2 SA	43,900	1,655,637
Orbis SA	30,000	373,513
Polimex-Mostostal SA(1)	9,735,442	399,530
Polish Oil & Gas	2,349,400	3,450,532
Polska Grupa Energetyczna SA	1,874,600	9,795,478
Polski Koncern Naftowy Orlen SA	435,500	5,345,995
Powszechna Kasa Oszczednosci Bank Polski SA	1,151,310	14,880,061
Powszechny Zaklad Ubezpieczen SA	86,300	11,280,704
Synthos SA	844,500	1,354,460
Tauron Polska Energia SA	3,279,494	4,443,367
Telekomunikacja Polska SA	1,844,550	6,141,262
TVN SA	957,538	4,714,300

		$128,098,469

Qatar — 1.7%
Aamal Co. QSC(1)	169,226	$683,073
Barwa Bank(1)(2)	82,170	145,068
Barwa Real Estate Co.	282,093	2,414,202
Doha Bank, Ltd.	100,995	1,774,233
Gulf International Services QSC	224,525	4,670,171
Industries Qatar	292,319	14,443,433
Masraf Al Rayan	861,150	8,176,197
Qatar Electricity & Water Co.	55,780	2,773,276
Qatar Fuel	20,665	1,627,698
Qatar Gas Transport Co., Ltd. (NAKILAT)	806,240	4,598,541

18	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Qatar (continued)
Qatar Insurance Co.	47,100	$1,010,584
Qatar International Islamic Bank	45,943	856,802
Qatar Islamic Bank	113,487	2,339,084
Qatar National Bank	235,174	11,906,544
Qatar National Cement Co.	11,550	371,107
Qatar National Navigation	89,621	2,165,291
Qatar Telecom QSC	195,396	7,966,686
United Development Co.	112,224	695,820
Vodafone Qatar(1)	845,910	2,651,759

		$71,269,569

Romania — 0.7%
Banca Transilvania(1)	16,436,222	$8,170,736
Biofarm Bucuresti	8,351,488	676,459
BRD-Group Societe Generale(1)	3,791,160	10,006,802
OMV Petrom SA	54,160,300	7,567,438
Transelectrica SA	391,630	1,743,685
TRANSGAZ SA Medias	23,600	1,282,502

		$29,447,622

Russia — 6.2%
Aeroflot-Russian Airlines	352,600	$833,282
CTC Media, Inc.	525,667	6,024,144
Evraz PLC(1)	481,905	672,864
Federal Grid Co. Unified Energy System JSC(1)	702,395,282	1,688,558
Federal Hydrogenerating Co. JSC	188,947,412	2,983,102
Federal Hydrogenerating Co. JSC ADR	348,000	543,020
Globaltrans Investment PLC GDR(3)	136,400	1,807,446
IDGC Holding JSC(1)	55,701,200	1,160,924
LSR Group GDR(3)	186,400	653,120
LUKOIL OAO ADR	409,577	23,253,228
Magnit OJSC	45,600	10,888,961
Magnit OJSC GDR(3)	199,200	10,487,026
Magnitogorsk Iron & Steel Works GDR(1)(3)	105,708	275,985
Mail.ru Group, Ltd. GDR(3)	169,600	6,328,267
Mechel ADR(1)	378,000	733,320
MegaFon OAO GDR	104,900	3,125,819
MMC Norilsk Nickel	2,386	365,879
MMC Norilsk Nickel ADR	492,924	7,488,979
Mobile TeleSystems OJSC	1,688,728	13,854,298
Mosenergo	8,811,603	207,029
NovaTek OAO GDR(3)	81,616	9,962,155
Novolipetsk Steel GDR(3)	71,436	1,026,929
OAO Gazprom	73,400	304,324
OAO Gazprom ADR	4,610,254	37,965,580

Security	Shares	Value

Russia (continued)
OAO Inter Rao Ues(1)	3,521,574,300	$1,059,994
OAO TMK GDR(3)	64,757	714,831
PIK Group GDR(1)(3)	166,400	321,368
Polymetal International PLC	160,500	1,510,381
Rosneft Oil Co. GDR(3)	867,350	5,931,980
Rostelecom	1,279,622	4,032,379
Rostelecom ADR	20,859	394,339
Sberbank of Russia	7,838,188	21,200,825
Sberbank of Russia ADR	1,431,200	15,450,075
Severstal OAO GDR(3)	162,445	1,313,161
Sistema JSFC	3,124,700	3,702,735
Sistema JSFC GDR(3)	41,430	1,116,610
SOLLERS	24,262	487,503
Surgutneftegas OJSC ADR	788,903	6,057,970
Surgutneftegas OJSC, PFC Shares	6,110,400	4,414,281
Tatneft ADR	179,866	5,932,233
TGK-2(1)	13,779,634	358
Transneft, PFC Shares	1,347	3,073,811
United Co. RUSAL PLC(1)	744,000	262,270
Uralkali OJSC GDR(3)	210,925	5,113,205
VimpelCom, Ltd. ADR	562,884	5,454,346
VTB Bank OJSC GDR(3)	2,303,670	5,838,096
X5 Retail Group NV GDR(1)(3)	472,594	7,954,939
Yandex NV, Class A(1)	385,400	14,163,450

		$258,135,379

Slovenia — 0.7%
Gorenje DD(1)	301,465	$1,711,855
KRKA DD	125,705	10,069,945
Luka Koper	118,550	2,166,882
Mercator Poslovni Sistem(1)	18,415	1,764,390
Petrol	8,994	3,084,782
Reinsurance Co. Sava, Ltd.(1)	159,037	2,017,362
Sava DD(1)	18,004	9,894
Telekom Slovenije DD	17,842	3,189,583
Zavarovalnica Triglav DD	123,739	3,758,121

		$27,772,814

South Africa — 5.9%
Adcock Ingram Holdings, Ltd.	138,900	$843,359
AECI, Ltd.	73,130	850,950
African Bank Investments, Ltd.	1,246,994	1,203,056
African Rainbow Minerals, Ltd.	94,900	1,875,658
Allied Electronics Corp., Ltd., PFC Shares	186,200	385,823
Anglo Platinum, Ltd.(1)	58,680	2,343,756

19	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
AngloGold Ashanti, Ltd.	341,471	$4,973,038
Aquarius Platinum, Ltd.(1)	173,100	111,953
Arcelormittal South Africa, Ltd.(1)	50,577	173,593
Aspen Pharmacare Holdings, Ltd.	212,931	4,828,305
Aveng, Ltd.(1)	939,990	1,990,891
AVI, Ltd.	206,400	957,140
Barclays Africa Group, Ltd.	267,950	3,142,413
Barloworld, Ltd.	643,720	6,059,557
Bidvest Group, Ltd.	598,396	13,386,486
Capital Property Fund	1,259,064	1,104,176
Capitec Bank Holdings, Ltd.	26,400	447,891
Clicks Group, Ltd.	147,300	755,974
DataTec, Ltd.	140,700	601,344
Discovery Holdings, Ltd.	294,845	1,994,092
FirstRand, Ltd.	1,817,650	5,111,288
Foschini, Ltd.	156,100	1,307,617
Gold Fields, Ltd.	681,677	2,362,902
Grindrod, Ltd.	340,300	775,439
Group Five, Ltd.	81,460	290,732
Growthpoint Properties, Ltd.	1,017,100	2,027,251
Harmony Gold Mining Co., Ltd.	374,410	1,070,246
Hyprop Investments, Ltd.	92,800	606,844
Illovo Sugar, Ltd.	174,700	422,978
Impala Platinum Holdings, Ltd.	490,598	5,125,145
Imperial Holdings, Ltd.	149,080	2,485,600
Investec, Ltd.	206,500	1,322,838
JD Group, Ltd.	103,590	262,646
JSE, Ltd.	105,800	788,958
Kumba Iron Ore, Ltd.	66,960	2,721,622
Kumba Resources, Ltd.	118,010	1,593,076
Lewis Group, Ltd.	62,700	338,648
Liberty Holdings, Ltd.	126,000	1,298,522
Life Healthcare Group Holdings, Ltd.	741,700	2,371,888
Massmart Holdings, Ltd.	65,350	712,574
Mediclinic International, Ltd.	237,520	1,529,359
MMI Holdings, Ltd.	873,296	1,855,479
Mondi, Ltd.	91,130	1,384,988
Mr. Price Group, Ltd.	146,900	1,819,416
MTN Group, Ltd.	2,395,440	42,776,213
Murray & Roberts Holdings, Ltd.(1)	851,250	1,900,148
Nampak, Ltd.	465,438	1,459,052
Naspers, Ltd., Class N	276,242	28,419,060
Nedbank Group, Ltd.	148,030	2,579,997
Netcare, Ltd.	777,350	1,559,112
Northam Platinum, Ltd.(1)	207,738	778,231
Pick’n Pay Stores, Ltd.	223,470	914,837

Security	Shares	Value

South Africa (continued)
PPC, Ltd.	468,427	$1,256,162
Redefine Properties, Ltd.	2,205,400	1,756,796
Remgro, Ltd.	330,100	5,521,606
Reunert, Ltd.	382,460	2,201,959
RMB Holdings, Ltd.	568,400	2,202,248
RMI Holdings	562,900	1,243,770
Sanlam, Ltd.	1,292,190	5,558,909
Sappi, Ltd. (1)	415,236	1,285,117
Sasol, Ltd.	445,050	21,413,897
Shoprite Holdings, Ltd.	250,900	3,233,751
Sibanye Gold, Ltd.	800,277	1,135,354
Spar Group, Ltd.	99,800	1,077,719
Standard Bank Group, Ltd.	851,021	8,993,169
Steinhoff International Holdings, Ltd.	1,066,540	4,405,589
Sun International, Ltd.	30,482	269,412
Telkom South Africa, Ltd.(1)	253,050	689,379
Tiger Brands, Ltd.	128,800	3,090,385
Tongaat-Hulett	70,800	772,829
Truworths International, Ltd.	300,800	1,984,094
Vodacom Group (Pty), Ltd.	613,500	6,495,492
Wilson Bayly Holmes-Ovcon, Ltd.	98,500	1,301,494
Woolworths Holdings, Ltd.	459,909	2,513,445

		$246,404,737

South Korea — 6.2%
AMOREPACIFIC Corp.	1,388	$1,304,658
Asiana Airlines, Inc. (1)	92,200	461,449
BS Financial Group, Inc.	116,970	1,720,160
Celltrion, Inc.	36,202	1,517,402
Cheil Industries, Inc.	34,600	2,405,757
Cheil Worldwide, Inc.(1)	51,100	1,328,427
CJ CheilJedang Corp.	4,296	1,057,836
CJ Corp.	6,100	668,987
CJ O Shopping Co., Ltd.	3,130	1,172,767
Daelim Industrial Co., Ltd.	8,650	661,717
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	416,213
Daewoo Industrial Development Co., Ltd.(1)(2)	3,657	28,067
Daewoo International Corp.	21,675	825,685
Daewoo Securities Co., Ltd.	125,693	1,000,699
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	27,380	871,325
Daum Communications Corp.	5,600	415,644
DGB Financial Group Co., Ltd.	65,650	1,016,635
Dong-A Pharmaceutical Co., Ltd.	2,407	285,300
Dong-A ST Co., Ltd.(1)	4,078	436,118
Dongbu Insurance Co., Ltd.	36,640	1,824,442

20	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Dongkuk Steel Mill Co., Ltd.	27,430	$308,945
Doosan Corp.	3,160	401,175
Doosan Heavy Industries & Construction Co., Ltd.	23,400	793,673
Doosan Infracore Co., Ltd.(1)	34,600	415,421
E-Mart Co., Ltd.	7,728	1,862,711
GS Engineering & Construction Corp.	15,070	466,927
GS Holdings Corp.	38,400	1,820,408
Hana Financial Group, Inc.	151,951	5,749,733
Hanjin Kal Corp.(1)	7,983	174,338
Hanjin Shipping Co., Ltd.(1)	60,891	361,452
Hankook Tire Co., Ltd.	21,623	1,237,800
Hanmi Pharmaceutical Co., Ltd.(1)	7,344	951,876
Hansol Paper Co., Ltd.	60,500	677,932
Hanwha Chemical Corp.	81,490	1,496,074
Hanwha Corp.	34,490	1,160,652
Hite-Jinro Co., Ltd.	20,121	400,574
Honam Petrochemical Corp.	11,770	2,279,725
Hynix Semiconductor, Inc.(1)	162,890	5,675,727
Hyosung Corp.	21,380	1,335,487
Hyundai Department Store Co., Ltd.	7,615	1,011,517
Hyundai Development Co.	29,900	674,153
Hyundai Engineering & Construction Co., Ltd.	22,070	1,192,932
Hyundai Glovis Co., Ltd.	13,870	2,929,373
Hyundai Heavy Industries Co., Ltd.	13,270	2,742,659
Hyundai Hysco Co., Ltd.	10,067	363,112
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,111,218
Hyundai Merchant Marine Co., Ltd.(1)	48,500	652,727
Hyundai Mipo Dockyard Co., Ltd.	3,775	605,599
Hyundai Mobis	19,100	5,470,399
Hyundai Motor Co.	56,700	12,305,327
Hyundai Securities Co., Ltd.	43,870	233,789
Hyundai Steel Co.	50,817	3,579,144
Hyundai Wia Corp.	5,400	805,619
Industrial Bank of Korea	96,580	1,114,699
Kangwon Land, Inc.	50,840	1,597,874
KB Financial Group, Inc.	198,011	6,799,700
KCC Corp.	2,345	1,067,981
Kia Motors Corp.	86,120	4,296,798
Korea Electric Power Corp.(1)	173,220	5,648,338
Korea Express Co., Ltd.(1)	4,349	430,881
Korea Gas Corp.	17,570	1,082,692
Korea Investment Holdings Co., Ltd.	21,590	790,151
Korea Zinc Co., Ltd.	8,940	2,846,308
Korean Air Lines Co., Ltd.(1)	28,110	895,056
Korean Reinsurance Co.	78,574	825,706
KT Corp.	69,653	2,015,692

Security	Shares	Value

South Korea (continued)
KT Corp. ADR	16,800	$237,720
KT&G Corp.	42,315	2,972,008
Kumho Petro Chemical Co., Ltd.	12,900	1,043,802
LG Chem, Ltd.	24,918	5,969,096
LG Corp.	43,010	2,287,306
LG Display Co., Ltd.(1)	71,100	1,660,619
LG Electronics, Inc.	39,320	2,394,401
LG Hausys, Ltd.	2,858	415,175
LG Household & Health Care, Ltd.	3,550	1,571,859
LG International Corp.	20,600	566,491
LG Life Sciences, Ltd.(1)	11,000	418,150
LG Uplus Corp.	154,920	1,586,252
LIG Insurance Co., Ltd.	28,900	845,802
Lotte Shopping Co., Ltd.	5,065	1,791,845
LS Corp.	7,030	548,479
LS Industrial Systems Co., Ltd.	9,200	567,883
Macquarie Korea Infrastructure Fund	196,315	1,099,935
Mirae Asset Securities Co., Ltd.	15,680	519,580
Naver Corp.	8,556	5,398,447
NCsoft Corp.	5,150	946,716
NHN Entertainment Corp.(1)	4,718	332,677
Nong Shim Co., Ltd.	2,500	632,876
OCI Co., Ltd.	15,570	2,728,805
ORION Corp.	1,700	1,382,569
POSCO	44,027	12,239,508
S-Oil Corp.	29,385	1,866,066
S1 Corp.	9,450	685,576
Samsung C&T Corp.	32,720	1,779,441
Samsung Card Co., Ltd.	20,460	661,692
Samsung Electro-Mechanics Co., Ltd.	17,390	1,073,292
Samsung Electronics Co., Ltd.	36,500	43,223,606
Samsung Engineering Co., Ltd.	12,600	839,508
Samsung Fine Chemicals Co., Ltd.	18,150	685,172
Samsung Fire & Marine Insurance Co., Ltd.	22,985	5,305,779
Samsung Heavy Industries Co., Ltd.	42,450	1,317,165
Samsung Life Insurance Co., Ltd.	59,400	5,698,831
Samsung SDI Co., Ltd.	13,350	1,771,303
Samsung Securities Co., Ltd.	34,040	1,370,350
Samsung Techwin Co., Ltd.	14,795	725,362
Shinhan Financial Group Co., Ltd.	242,903	10,250,618
Shinsegae Co., Ltd.	5,075	1,083,584
SK Broadband Co., Ltd.(1)	155,846	684,450
SK C&C Co., Ltd.	7,100	820,459
SK Chemicals Co., Ltd.	15,660	850,312
SK Holdings Co., Ltd.	6,715	1,118,199
SK Innovation Co., Ltd.	38,379	4,491,502

21	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
SK Networks Co., Ltd.	64,010	$500,986
SK Telecom Co., Ltd.	28,168	5,675,437
STX Pan Ocean Co., Ltd.(1)	2,739	10,928
TONGYANG Securities, Inc.	78,565	172,935
Woongjin Coway Co., Ltd.	22,950	1,487,229
Woori Finance Holdings Co., Ltd.	216,660	2,478,628
Woori Investment & Securities Co., Ltd.	78,408	661,647
Yuhan Corp.	4,368	792,042
Zyle Motor Sales Corp.(1)(2)	5,113	28,066

		$258,347,528

Taiwan — 6.5%
Acer, Inc.(1)	1,854,990	$1,095,602
Advanced Semiconductor Engineering, Inc.	2,915,135	2,671,070
Ambassador Hotel	298,000	289,525
AmTRAN Technology Co., Ltd.	650,067	419,172
Asia Cement Corp.	1,855,251	2,275,462
Asia Optical Co., Inc.(1)	658,907	688,258
Asustek Computer, Inc.	354,325	3,250,780
AU Optronics Corp.(1)	4,898,837	1,423,674
Capital Securities Corp.	711,928	276,518
Catcher Technology Co., Ltd.	375,647	2,491,732
Cathay Financial Holding Co., Ltd.	4,272,889	6,425,585
Chailease Holding Co., Ltd.	371,700	916,745
Chang Hwa Commercial Bank	2,646,571	1,565,060
Cheng Shin Rubber Industry Co., Ltd.	1,614,672	4,093,850
Chicony Electronics Co., Ltd.	334,248	853,101
Chimei Innolux Corp.(1)	4,571,281	1,585,230
China Airlines, Ltd.(1)	2,591,887	911,718
China Development Financial Holding Corp.	7,962,050	2,316,450
China Life Insurance Co., Ltd.	1,709,684	1,629,345
China Motor Corp.	881,315	817,228
China Petrochemical Development Corp.	3,333,659	1,470,795
China Steel Corp.	8,601,700	7,388,967
Chipbond Technology Corp.	513,000	782,104
Chong Hong Construction Co., Ltd.	167,800	451,242
Chunghwa Telecom Co., Ltd.	2,915,746	8,740,225
Clevo Co.	394,155	812,244
Compal Electronics, Inc.	2,454,345	1,824,562
Coretronic Corp.	649,505	601,661
CTBC Financial Holding Co., Ltd.	7,756,398	5,105,918
Delta Electronics, Inc.	796,105	4,356,959
Dynapack International Technology Corp.	183,374	494,735
E Ink Holdings, Inc.(1)	1,234,000	658,564
E.Sun Financial Holding Co., Ltd.	3,484,871	2,160,497

Security	Shares	Value

Taiwan (continued)
Elan Microelectronics Corp.	345,300	$596,418
Epistar Corp.(1)	526,472	1,169,946
EVA Airways Corp.(1)	1,442,118	767,264
Evergreen International Storage & Transport Corp.	868,000	583,627
Evergreen Marine Corp.(1)	2,081,252	1,220,740
Everlight Electronics Co., Ltd.	406,291	965,802
Far Eastern Department Stores, Ltd.	2,016,662	1,833,503
Far Eastern New Century Corp.	1,778,105	1,833,523
Far EasTone Telecommunications Co., Ltd.	1,673,074	3,286,864
Faraday Technology Corp.	406,880	510,780
Feng Hsin Iron & Steel Co., Ltd.	183,260	313,568
First Financial Holding Co., Ltd.	3,873,253	2,315,557
Formosa Chemicals & Fibre Corp.	2,491,399	6,525,590
Formosa International Hotels Corp.	132,363	1,460,880
Formosa Petrochemical Corp.	1,005,320	2,534,942
Formosa Plastics Corp.	3,346,896	8,595,312
Formosa Taffeta Co., Ltd.	842,000	889,913
Formosan Rubber Group, Inc.	433,000	397,179
Foxconn International Holdings, Ltd.(1)	1,391,000	690,979
Foxconn Technology Co., Ltd.	527,059	1,183,988
Fubon Financial Holding Co., Ltd.	3,531,596	4,982,227
Giant Manufacturing Co., Ltd.	352,208	2,224,087
Gintech Energy Corp.(1)	731,649	743,506
Goldsun Development & Construction Co., Ltd.	1,672,928	670,653
Great Wall Enterprise Co., Ltd.	716,068	619,157
Highwealth Construction Corp.	305,164	611,655
Hon Hai Precision Industry Co., Ltd.	3,933,991	10,989,943
Hotai Motor Co., Ltd.	278,000	3,374,350
HTC Corp.	392,798	1,761,434
Hua Nan Financial Holdings Co., Ltd.	3,878,926	2,184,930
Inventec Co., Ltd.	2,015,966	1,859,940
Kinsus Interconnect Technology Corp.	182,000	627,572
Largan Precision Co., Ltd.	57,795	2,219,119
Lite-On Technology Corp.	1,019,083	1,509,271
Macronix International Corp., Ltd.(1)	1,202,873	264,880
MediaTek, Inc.	434,462	5,789,944
Mega Financial Holding Co., Ltd.	4,098,035	3,308,664
Merida Industry Co., Ltd.	370,150	2,284,914
Motech Industries, Inc.(1)	629,451	1,110,586
Nan Kang Rubber Tire Co., Ltd.(1)	1,153,253	1,397,573
Nan Ya Plastics Corp.	3,893,214	8,484,398
Neo Solar Power Corp.(1)	685,542	800,054
Novatek Microelectronics Corp., Ltd.	373,942	1,503,244
Pegatron Corp.	925,028	1,208,859
Phison Electronics Corp.	112,363	703,034
Pou Chen Corp.	2,417,819	3,342,250

22	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Powertech Technology, Inc.	547,865	$756,012
President Chain Store Corp.	619,664	4,149,194
Quanta Computer, Inc.	1,417,508	3,469,360
Radiant Opto-Electronics Corp.	281,264	1,220,738
Radium Life Tech Co., Ltd.	608,826	464,316
Realtek Semiconductor Corp.	429,002	1,166,609
RichTek Technology Corp.	101,478	525,422
Ruentex Development Co., Ltd.	657,306	1,153,614
Ruentex Industries, Ltd.	1,233,060	2,960,146
Sanyang Industrial Co., Ltd.	1,819,866	2,808,486
Shin Kong Financial Holding Co., Ltd.	4,539,440	1,520,263
Shin Kong Synthetic Fibers Corp.	1,321,483	432,553
Siliconware Precision Industries Co., Ltd.	1,540,243	1,855,657
Simplo Technology Co., Ltd.	205,889	943,229
Sino-American Silicon Products, Inc.(1)	576,233	1,054,264
SinoPac Financial Holdings Co., Ltd.	4,417,872	2,058,419
Solar Applied Materials Technology Corp.	336,245	298,992
Synnex Technology International Corp.	730,818	1,239,095
Tainan Spinning Co., Ltd.	905,338	607,763
Taishin Financial Holdings Co., Ltd.	4,690,423	2,214,435
Taiwan Business Bank(1)	1,937,164	574,968
Taiwan Cement Corp.	2,568,850	3,750,044
Taiwan Cooperative Financial Holding Co., Ltd.	3,331,731	1,796,327
Taiwan Fertilizer Co., Ltd.	816,000	1,701,652
Taiwan Glass Industry Corp.	542,564	530,418
Taiwan Mobile Co., Ltd.	1,805,784	5,298,600
Taiwan Semiconductor Manufacturing Co., Ltd.	6,491,465	22,353,051
Taiwan Tea Corp.(1)	395,711	357,529
Tatung Co., Ltd.(1)	2,377,785	680,753
Teco Electric & Machinery Co., Ltd.	1,099,000	1,193,640
Tong Yang Industry Co., Ltd.	758,608	1,026,510
TPK Holding Co., Ltd.	155,148	980,552
Tripod Technology Corp.	396,535	719,407
TSRC Corp.	660,060	936,057
TTY Biopharm Co., Ltd.	500,778	1,481,755
Tung Ho Steel Enterprise Corp.	991,060	856,027
U-Ming Marine Transport Corp.	186,000	308,615
Uni-President Enterprises Corp.	3,814,252	6,259,452
Unimicron Technology Corp.	948,000	723,402
United Microelectronics Corp.	5,337,090	2,183,947
Walsin Lihwa Corp.(1)	1,921,000	596,884
Wan Hai Lines, Ltd.	518,962	252,345
Waterland Financial Holdings	1,061,384	348,723
Wei Chuan Food Corp.	623,000	982,760
Wintek Corp.(1)	1,892,877	629,637
Wistron Corp.	1,461,102	1,204,989

Security	Shares	Value

Taiwan (continued)
WPG Holdings Co., Ltd.	919,489	$1,066,672
Yageo Corp.	551,600	227,100
Yang Ming Marine Transport(1)	1,868,755	812,099
Yieh Phui Enterprise(1)	1,687,553	542,236
Young Fast Optoelectronics Co., Ltd.	147,302	146,992
Yuanta Financial Holding Co., Ltd.	5,532,938	3,072,081
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	431,096
Yulon Motor Co., Ltd.	1,342,809	2,302,858

		$270,324,942

Thailand — 2.9%
Advanced Info Service PCL(5)	1,829,700	$11,588,551
Airports of Thailand PCL(5)	667,400	3,461,956
AP Thailand PCL	2,877,000	378,218
Bangkok Bank PCL	252,500	1,309,488
Bangkok Bank PCL(5)	235,700	1,222,039
Bangkok Dusit Medical Services PCL(5)	559,400	1,997,235
Bangkok Land PCL(5)	9,100,500	394,280
Banpu PCL(5)	1,134,000	905,897
BEC World PCL(5)	1,752,100	2,475,077
Berli Jucker PCL(5)	1,391,100	1,905,628
Big C Supercenter PCL(5)	268,600	1,424,871
BTS Group Holdings PCL	6,774,200	1,650,984
Bumrungrad Hospital PCL(5)	899,500	2,293,505
Central Pattana PCL(5)	1,562,400	1,775,371
CH. Karnchang PCL(5)	1,608,800	701,903
Charoen Pokphand Foods PCL(5)	4,351,000	3,750,518
CP ALL PCL(5)	5,769,900	6,845,018
Delta Electronics (Thailand) PCL(5)	1,345,400	2,156,098
Electricity Generating PCL(5)	316,200	1,222,283
Glow Energy PCL(5)	877,300	1,797,721
Hana Microelectronics PCL(5)	1,397,700	1,048,731
Home Product Center PCL(5)	2,567,800	663,284
Indorama Ventures PCL(5)	2,106,900	1,320,263
IRPC PCL(5)	12,191,400	1,150,791
Italian-Thai Development PCL(1)(5)	9,648,906	1,023,169
Kasikornbank PCL(5)	1,176,800	6,059,588
Khon Kaen Sugar Industry PCL	1,832,000	659,427
Kiatnakin Bank PCL(5)	301,600	339,812
Krung Thai Bank PCL(5)	3,910,200	1,975,787
L.P.N. Development PCL(5)	1,255,000	554,954
Land & Houses PCL(5)	2,593,500	677,405
Minor International PCL(5)	2,557,797	1,611,586
Pruksa Real Estate PCL(5)	1,602,000	856,802
PTT Exploration & Production PCL(5)	1,476,598	6,842,137

23	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)
PTT Global Chemical PCL(5)	1,844,950	$3,971,587
PTT PCL(5)	903,760	7,549,463
Quality House PCL(5)	8,677,625	675,494
Ratchaburi Electricity Generating Holding PCL(5)	676,000	978,233
Samart Corp. PCL(5)	1,846,300	813,775
Siam Cement PCL (The)(5)	311,300	3,795,396
Siam City Cement PCL(5)	63,690	685,904
Siam Commercial Bank PCL(5)	1,626,100	7,325,037
Sino Thai Engineering & Construction PCL(5)	2,449,157	978,533
Thai Airways International PCL(5)	1,332,800	567,755
Thai Beverage PCL(5)	13,827,000	5,929,436
Thai Oil PCL(5)	857,600	1,367,404
Thai Tap Water Supply Co., Ltd.(5)	3,598,200	1,051,451
Thai Union Frozen Products PCL(5)	1,086,302	2,294,027
Thanachart Capital PCL(5)	779,400	730,605
Thoresen Thai Agencies PCL(1)(5)	1,318,656	694,017
TMB Bank PCL(5)	27,016,400	1,862,608
Total Access Communication PCL(5)	1,130,500	3,217,650
TPI Polene PCL(5)	1,115,200	354,575
True Corp. PCL(1)(5)	8,208,197	1,790,401

		$120,673,728

Turkey — 3.0%
Akbank TAS	3,146,933	$8,050,526
Akcansa Cimento AS	126,800	639,767
Akenerji Elektrik Uretim AS(1)	598,472	265,007
Aksa Akrilik Kimya Sanayii AS	185,209	613,950
Albaraka Turk Katilim Bankasi AS(1)	522,467	331,356
Anadolu Efes Biracilik ve Malt Sanayii AS	359,039	3,639,681
Arcelik AS	524,754	2,592,657
Asya Katilim Bankasi AS(1)	944,900	452,507
Aygaz AS	191,813	647,121
Bagfas Bandirma Gubre Fabrikalari AS	40,900	594,143
BIM Birlesik Magazalar AS	403,820	6,907,966
Cimsa Cimento Sanayi ve Ticaret AS	141,400	718,390
Coca-Cola Icecek AS	141,600	2,965,123
Dogan Sirketler Grubu Holding AS(1)	4,298,609	1,333,075
Dogan Yayin Holding AS(1)	2,624,303	604,403
Eczacibasi Ilac Sanayi ve Ticaret AS	557,300	525,774
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,927,700	2,779,843
Enka Insaat ve Sanayi AS	1,663,355	4,744,907
Eregli Demir ve Celik Fabrikalari TAS	5,387,451	6,476,471
Ford Otomotiv Sanayi AS	128,600	1,128,027
Gubre Fabrikalari TAS(1)	490,400	715,535
Haci Omer Sabanci Holding AS	1,437,018	4,764,797

Security	Shares	Value

Turkey (continued)
Ihlas Holding AS(1)	4,223,700	$673,769
Is Gayrimenkul Yatirim Ortakligi AS	553,650	309,254
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	4,080,528	1,754,228
KOC Holding AS	2,114,960	7,187,649
Koza Altin Isletmeleri AS	152,600	1,290,477
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	757,232
Petkim Petrokimya Holding AS(1)	1,455,661	1,633,215
Sekerbank TAS(1)	747,999	671,186
TAV Havalimanlari Holding AS	440,300	3,312,364
Tekfen Holding AS	888,117	1,859,998
Tofas Turk Otomobil Fabrikasi AS	252,600	1,188,170
Trakya Cam Sanayii AS	1,385,367	1,283,253
Tupras-Turkiye Petrol Rafinerileri AS	368,970	6,081,848
Turcas Petrolculuk AS	395,759	401,539
Turk Hava Yollari Anonim Ortakligi (THY) AS	1,718,245	5,136,908
Turk Sise ve Cam Fabrikalari AS	2,382,662	2,638,973
Turk Telekomunikasyon AS	1,348,500	3,352,615
Turkcell Iletisim Hizmetleri AS(1)	1,856,400	9,169,990
Turkiye Garanti Bankasi AS	3,413,200	9,036,650
Turkiye Halk Bankasi AS	1,017,500	5,040,159
Turkiye Is Bankasi	2,426,907	4,362,845
Turkiye Sinai Kalkinma Bankasi AS	476,663	359,635
Turkiye Vakiflar Bankasi TAO	1,413,300	2,166,050
Ulker Gida Sanayi ve Ticaret AS	277,059	1,706,157
Yapi ve Kredi Bankasi AS	953,085	1,346,070
Yazicilar Holding AS	156,400	1,233,051
Zorlu Enerji Elektrik Uretim AS(1)	299,054	125,918

		$125,570,229

Ukraine — 0.1%
Astarta Holding NV(1)	43,910	$921,612
Avangardco Investments Public, Ltd. GDR(1)	53,218	612,574
Ferrexpo PLC	1,008,205	2,510,583
MHP SA GDR(3)	91,701	1,383,332

		$5,428,101

United Arab Emirates — 1.7%
Aabar Investments (PJSC)(1)(2)	2,497,440	$0
Abu Dhabi Commercial Bank (PJSC)	2,930,000	5,278,093
Abu Dhabi National Hotels	718,461	678,883
Agthia Group (PJSC)	1,252,100	1,651,522
Air Arabia (PJSC)	14,733,200	6,125,173
Ajman Bank (PJSC)(1)	709,500	547,640
Aldar Properties (PJSC)	3,314,659	3,022,668

24	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

United Arab Emirates (continued)
Amlak Finance (PJSC)(1)(2)	227,500	$0
Arabtec Holding Co.(1)	10,233,936	11,989,007
Aramex (PJSC)	374,500	309,132
DP World, Ltd.	661,916	12,067,411
Dubai Financial Market(1)	2,424,500	1,678,520
Dubai Investments (PJSC)	749,225	562,997
Emaar Properties (PJSC)	4,065,400	8,848,064
First Gulf Bank (PJSC)	1,090,240	5,905,302
National Bank of Abu Dhabi (PJSC)	2,011,863	8,335,760
Ras Al Khaimah Properties (PJSC)	1,276,300	401,508
Union National Bank	1,523,438	2,847,752
Waha Capital (PJSC)	1,349,751	1,123,330

		$71,372,762

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	1,353,440	$1,829,847
Baoviet Holdings	676,500	1,491,610
Development Investment Construction Corp.	220,934	136,031
FPT Corp.	676,666	1,781,582
Gemadept Corp.	312,000	518,537
Hagl JSC	1,488,938	1,550,500
HCM City Infrastructure Investment JSC	547,500	516,314
Hoa Phat Group JSC	1,239,332	2,676,732
Kim Long Securities Corp.(1)	1,377,700	624,873
Kinh Bac City Development Share Holding Corp.(1)	328,860	167,360
Kinhdo Corp.	606,900	1,636,969
Masan Group Corp.(1)	315,390	1,421,595
PetroVietnam Construction JSC(1)	919,725	131,732
PetroVietnam Drilling and Well Services JSC	645,791	2,199,613
PetroVietnam Fertilizer and Chemical JSC	880,500	1,890,979
PetroVietnam Technical Services JSC	1,713,000	2,259,644
Pha Lai Thermal Power JSC	483,390	597,455
Phu Nhuan Jewelry JSC	181,200	266,247
Refrigeration Electrical Engineering Corp.	1,182,100	1,941,725
Saigon Securities, Inc.	882,600	964,455
Song Da Urban & Industrial Zone Investment and Development JSC(1)	153,250	174,966
Tan Tao Investment Industry Co.(1)	1,554,838	533,752
Vietnam Construction and Import-Export JSC(1)	621,655	327,135
Vietnam Dairy Products JSC	519,727	3,483,513
Vietnam Joint Stock Commercial Bank for Industry and Trade	2,825,273	2,271,064
Vincom JSC(1)	1,176,119	4,268,993

		$35,663,223

Total Common Stocks (identified cost $4,028,901,691)		$4,112,943,860

Corporate Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)		Value

India — 0.0%(4)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	1,240	$21,288

Total Corporate Bonds (identified cost $27,437)			$21,288

Equity-Linked Securities(6)(7) — 0.9%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets	8/13/14	18,000	$678,527
Al Abdullatif Industrial Investment Co.	5/4/15	64,200	661,616
Al Rajhi Bank	2/16/15	137,993	2,635,383
Al Tayyar	7/2/15	42,100	1,198,318
Alinma Bank	2/23/15	250,600	1,107,539
Almarai Co.	11/24/14	59,399	948,302
Arab National Bank	5/11/15	59,500	502,126
Bank Albilad	4/30/15	83,166	899,203
Banque Saudi Fransi	2/23/15	75,630	694,715
Dar Al Arkan Real Estate Development	8/10/15	185,500	492,150
Etihad Etissalat Co	12/5/14	134,038	3,140,624
Fawaz Abdulaziz Alhokair Co.	2/23/15	30,000	1,171,875
Jarir Marketing Co.	5/4/15	25,425	1,180,442
Mobile Telecommunications Co.	5/4/15	227,977	545,560
National Industrialization Co.	5/4/15	156,903	1,265,548
Rabigh Refining and Petrochemicals Co.	10/13/14	92,400	644,268
Riyad Bank	12/15/14	80,600	791,947
Sahara Petrochemical Co.	9/21/15	122,800	710,521
Samba Financial Group	2/10/15	82,008	1,164,391
Saudi Airlines Catering Co.	8/3/15	5,500	220,710
Saudi Arabian Amiantit Co.	5/11/15	106,500	441,570
Saudi Arabian Fertilizer Co.	5/11/15	28,633	1,234,904
Saudi Arabian Mining Co.	5/11/15	54,900	443,543
Saudi Basic Industries Corp	2/23/15	107,696	3,201,824
Saudi British Bank	3/27/15	62,300	767,455
Saudi Cable Co.	8/10/15	97,900	310,637
Saudi Cement Co.	8/10/15	25,900	738,935
Saudi Chemical Co.	5/1/15	25,900	398,819
Saudi Electricity Co.	3/27/15	268,400	1,052,021
Saudi Industrial Investment Group	3/27/15	95,000	937,232
Saudi International Petrochemical Co.	3/27/15	40,200	338,717
Saudi Kayan Petrochemical Co.	3/27/15	247,500	923,893

25	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Saudi Telecom Co.	5/11/15	98,200	$1,597,213
Savola Group	2/2/15	115,300	1,783,115
Yanbu National Petrochemical Co.	3/9/15	51,400	1,000,480

Total Equity-Linked Securities (identified cost $28,212,502)			$35,824,123

Investment Funds — 0.1%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$3,285,277

Total Investment Funds (identified cost $5,027,204)		$3,285,277

Rights(1) — 0.0%

Security	Shares	Value
Citadel Capital Co., Exp. 2/13/14	1,905,620	$0
Marfrig Global Foods SA, Exp. 2/27/14	119	0
Polimex-Mostostal SA	3,081,072	0

Total Rights (identified cost $0)		$0

Warrants(1) — 0.0%(4)

Security	Shares	Value
Malaysian Resources Corp. Bhd, Exp. 9/16/18, Strike MYR 2.30	474,500	$31,903
WCT Bhd, Exp. 12/11/17, Strike MYR 2.25	135,200	15,756

Total Warrants (identified cost $43,532)		$47,659

Short-Term Investments — 0.0%(4)

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 2/3/14	$408	$407,955

Total Short-Term Investments (identified cost $407,955)		$407,955

Total Investments — 99.6% (identified cost $4,062,620,321)		$4,152,530,162

Other Assets, Less Liabilities — 0.4%		$15,907,174

Net Assets — 100.0%		$4,168,437,336

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

INR	–	Indian Rupee
MYR	–	Malaysian Ringgit

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $86,703,494 or 2.1% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $35,824,123 or 0.9% of the Fund’s net assets.

26	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	12.7%	$531,530,542
Hong Kong Dollar	7.9	330,193,984
New Taiwan Dollar	6.5	269,633,963
Indian Rupee	6.4	268,940,578
South Korean Won	6.2	258,109,808
South African Rand	5.9	246,292,784
Brazilian Real	5.4	227,265,671
Mexican Peso	5.3	221,006,138
Indonesian Rupiah	3.3	136,761,421
Malaysian Ringgit	3.2	133,315,670
Polish Zloty	3.1	129,020,081
New Turkish Lira	3.0	125,570,229
Chilean Peso	2.8	115,812,442
Thai Baht	2.7	113,624,492
Euro	2.3	94,564,149
Egyptian Pound	2.0	83,012,085
Qatari Riyal	1.7	71,269,569
Kuwaiti Dinar	1.6	67,256,891
Hungarian Forint	1.6	65,969,555
Czech Koruna	1.6	65,969,106
United Arab Emirates Dirham	1.6	64,971,570
Philippine Peso	1.5	63,092,096
Colombian Peso	1.3	52,837,321
Other currency, less than 1% each	10.0	416,510,017

Total Investments	99.6%	$4,152,530,162

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.7%	$1,112,089,150
Materials	10.6	440,638,009
Industrials	10.5	439,431,532
Telecommunication Services	10.1	420,681,694
Energy	9.9	414,552,759
Consumer Staples	8.6	359,829,697
Information Technology	8.1	338,381,209
Consumer Discretionary	8.0	332,067,395
Utilities	4.6	190,211,334
Health Care	2.4	100,932,863
Investment Funds	0.1	3,285,277
Other	0.0 (1)	429,243

Total Investments	99.6%	$4,152,530,162

(1)	Amount is less than 0.05%.

27	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Statement of Assets and Liabilities

Assets	January 31, 2014
Investments, at value (identified cost, $4,062,620,321)	$4,152,530,162
Cash	1,121,681
Foreign currency, at value (identified cost, $5,866,354)	5,815,232
Dividends and interest receivable	2,897,220
Receivable for investments sold	9,584,323
Receivable for Fund shares sold	11,545,527
Tax reclaims receivable	276,285
Total assets	$4,183,770,430

Liabilities
Demand note payable	$300,000
Payable for Fund shares redeemed	8,893,003
Payable to affiliates:
Investment adviser fee	2,838,783
Administration fee	548,647
Distribution and service fees	185,044
Accrued foreign capital gains taxes	1,236,331
Accrued expenses	1,331,286
Total liabilities	$15,333,094
Net Assets	$4,168,437,336

Sources of Net Assets
Paid-in capital	$4,111,817,056
Accumulated net realized loss	(16,768,171)
Accumulated distributions in excess of net investment income	(15,150,494)
Net unrealized appreciation	88,538,945
Total	$4,168,437,336

Investor Class Shares
Net Assets	$755,767,914
Shares Outstanding	53,699,058
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.07

Class C Shares
Net Assets	$19,779,054
Shares Outstanding	1,416,815
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.96

Institutional Class Shares
Net Assets	$3,392,890,368
Shares Outstanding	240,393,826
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.11

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Statement of Operations

Investment Income	Year Ended January 31, 2014
Dividends (net of foreign taxes, $12,422,827)	$108,888,516
Interest (net of foreign taxes, $247)	4,404
Total investment income	$108,892,920

Expenses
Investment adviser fee	$31,650,266
Administration fee	6,105,053
Distribution and service fees
Investor Class	2,181,696
Class C	220,815
Trustees’ fees and expenses	68,000
Custodian fee	5,263,917
Transfer and dividend disbursing agent fees	1,992,046
Legal and accounting services	153,984
Printing and postage	206,283
Registration fees	377,052
Stock dividend tax	144,579
Miscellaneous	189,337
Total expenses	$48,553,028
Deduct —
Reduction of custodian fee	$320
Total expense reductions	$320

Net expenses	$48,552,708

Net investment income	$60,340,212

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $658)	$52,492,095
Foreign currency transactions	(1,926,104)
Net realized gain	$50,565,991
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $788,430)	$(361,631,680)
Foreign currency	(149,271)
Net change in unrealized appreciation (depreciation)	$(361,780,951)

Net realized and unrealized loss	$(311,214,960)

Net decrease in net assets from operations	$(250,874,748)

29	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$60,340,212	$41,883,282
Net realized gain (loss) from investment and foreign currency transactions	50,565,991	(11,146,455)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(361,780,951)	313,232,350
Net increase (decrease) in net assets from operations	$(250,874,748)	$343,969,177
Distributions to shareholders —
From net investment income
Investor Class	$(10,167,892)	$(8,541,444)
Class C	(104,628)	(112,543)
Institutional Class	(53,474,366)	(35,860,230)
Tax return of capital
Investor Class	—	(501,753)
Class C	—	(6,611)
Institutional Class	—	(2,106,548)
Total distributions to shareholders	$(63,746,886)	$(47,129,129)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$421,136,418	$308,459,699
Class C	2,992,656	4,847,765
Institutional Class	1,414,075,531	874,027,705
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	8,965,960	8,746,689
Class C	81,618	89,763
Institutional Class	43,279,391	30,549,286
Cost of shares redeemed
Investor Class	(353,127,985)	(139,255,686)
Class C	(4,912,768)	(6,181,813)
Institutional Class	(550,702,918)	(381,683,788)
Net increase in net assets from Fund share transactions	$981,787,903	$699,599,620

Net increase in net assets	$667,166,269	$996,439,668

Net Assets
At beginning of year	$3,501,271,067	$2,504,831,399
At end of year	$4,168,437,336	$3,501,271,067

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(15,150,494)	$(10,578,102)

30	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Financial Highlights

	Investor Class
	Year Ended January 31,		Period Ended January 31, 2012(1)		Year Ended October 31,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period	$15.260	$13.940	$13.750		$15.540	$12.440	$8.290

Income (Loss) From Operations
Net investment income (loss)(2)	$0.201	$0.173	$(0.014)		$0.201	$0.105	$0.121
Net realized and unrealized gain (loss)	(1.204)	1.339	0.328		(1.826)	3.082	4.120

Total income (loss) from operations	$(1.003)	$1.512	$0.314		$(1.625)	$3.187	$4.241

Less Distributions
From net investment income	$(0.187)	$(0.181)	$(0.124)		$(0.165)	$(0.089)	$(0.092)
Tax return of capital	—	(0.011)	—		—	—	—

Total distributions	$(0.187)	$(0.192)	$(0.124)		$(0.165)	$(0.089)	$(0.092)

Redemption fees(2)(3)	$—	$—	$—		$0.000 (4)	$0.002	$0.001

Net asset value — End of period	$14.070	$15.260	$13.940		$13.750	$15.540	$12.440

Total Return(5)	(6.62)%	10.89%	2.38	%(6)	(10.59)%	25.77%	51.81%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$755,768	$738,776	$493,567		$481,194	$267,040	$104,727
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.38%	1.42%	1.45	%(8)	1.45%	1.51%	1.57	%(9)
Net investment income (loss)	1.36%	1.22%	(0.43	)%(8)	1.33%	0.77%	1.26%
Portfolio Turnover	7%	3%	0	%(6)(10)	3%	8%	11%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% of average daily net assets for the year ended October 31, 2009).

(10)	Amount is less than 0.5%.

31	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Financial Highlights — continued

	Class C
	Year Ended January 31,		Period Ended January 31, 2012(1)		Year Ended October 31,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period	$15.130	$13.820	$13.530		$15.310	$12.280	$8.160

Income (Loss) From Operations
Net investment income (loss)(2)	$0.091	$0.095	$(0.038)		$0.074	$0.020	$0.042
Net realized and unrealized gain (loss)	(1.188)	1.294	0.333		(1.792)	3.032	4.087

Total income (loss) from operations	$(1.097)	$1.389	$0.295		$(1.718)	$3.052	$4.129

Less Distributions
From net investment income	$(0.073)	$(0.075)	$(0.005)		$(0.062)	$(0.024)	$(0.010)
Tax return of capital	—	(0.004)	—		—	—	—

Total distributions	$(0.073)	$(0.079)	$(0.005)		$(0.062)	$(0.024)	$(0.010)

Redemption fees(2)(3)	$—	$—	$—		$0.000 (4)	$0.002	$0.001

Net asset value — End of period	$13.960	$15.130	$13.820		$13.530	$15.310	$12.280

Total Return(5)	(7.27)%	10.07%	2.18	%(6)	(11.27)%	24.91%	50.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,779	$23,348	$22,646		$22,866	$22,800	$16,918
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.13%	2.16%	2.19	%(8)	2.19%	2.26%	2.32	%(9)
Net investment income (loss)	0.63%	0.68%	(1.18	)%(8)	0.49%	0.15%	0.44%
Portfolio Turnover	7%	3%	0	%(6)(10)	3%	8%	11%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% of average daily net assets for the year ended October 31, 2009).

(10)	Amount is less than 0.5%.

32	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Financial Highlights — continued

	Institutional Class
	Year Ended January 31,		Period Ended January 31, 2012(1)		Year Ended October 31,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period	$15.310	$13.970	$13.810		$15.580	$12.460	$8.320

Income (Loss) From Operations
Net investment income (loss)(2)	$0.224	$0.222	$(0.006)		$0.233	$0.163	$0.156
Net realized and unrealized gain (loss)	(1.197)	1.339	0.322		(1.821)	3.071	4.109

Total income (loss) from operations	$(0.973)	$1.561	$0.316		$(1.588)	$3.234	$4.265

Less Distributions
From net investment income	$(0.227)	$(0.209)	$(0.156)		$(0.182)	$(0.116)	$(0.126)
Tax return of capital	—	(0.012)	—		—	—	—

Total distributions	$(0.227)	$(0.221)	$(0.156)		$(0.182)	$(0.116)	$(0.126)

Redemption fees(2)(3)	$—	$—	$—		$0.000 (4)	$0.002	$0.001

Net asset value — End of period	$14.110	$15.310	$13.970		$13.810	$15.580	$12.460

Total Return(5)	(6.42)%	11.22%	2.41	%(6)	(10.39)%	26.22%	52.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,392,890	$2,739,147	$1,988,618		$1,845,906	$1,623,796	$846,944
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.13%	1.16%	1.20	%(8)	1.20%	1.26%	1.33	%(9)
Net investment income (loss)	1.52%	1.56%	(0.18	)%(8)	1.53%	1.19%	1.56%
Portfolio Turnover	7%	3%	0	%(6)(10)	3%	8%	11%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% of average daily net assets for the year ended October 31, 2009).

(10)	Amount is less than 0.5%.

33	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Emerging Markets Fund (formerly, Eaton Vance Parametric Structured Emerging Markets Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Investor Class (renamed from Class A effective March 1, 2013) and Institutional Class (renamed from Class I effective March 1, 2013) shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Prior to March 1, 2013, the date the sales charge was eliminated and the share class was renamed, Investor Class shares were generally sold subject to a sales charge of 5.75% imposed at time of purchase. Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

34

Parametric Emerging Markets Fund

January 31, 2014

Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At January 31, 2014, the Fund, for federal income tax purposes, had a capital loss carryforward of $10,862,282 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on January 31, 2017 ($9,781,273) and January 31, 2019 ($1,081,009) and its character is short-term. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after January 31, 2014.

During the year ended January 31, 2014, a capital loss carryforward of $37,880,663 was utilized to offset net realized gains by the Fund.

Additionally, at January 31, 2014, the Fund had a late year ordinary loss of $2,561,639 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of January 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

35

Parametric Emerging Markets Fund

January 31, 2014

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended January 31, 2014 and January 31, 2013 was as follows:

	Year Ended January 31,
	2014	2013

Distributions declared from:
Ordinary income	$63,746,886	$44,514,217
Tax return of capital	$—	$2,614,912

During the year ended January 31, 2014, accumulated net realized loss was decreased by $1,222,374, accumulated distributions in excess of net investment income was increased by $1,165,718 and paid-in capital was decreased by $56,656 due to differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes and investments in passive foreign investment companies (PFICs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward	$(10,862,282)
Late year ordinary losses	$(2,561,639)
Net unrealized appreciation	$70,044,201

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion and 0.73% on average daily net assets of $5 billion and over, and is payable monthly. For the year ended January 31, 2014, the investment adviser fee amounted to $31,650,266 or 0.78% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2014, the administration fee amounted to $6,105,053.

EVM provides sub-transfer agency services to the Fund and receives a fee based upon the actual expenses it incurs in the performance of these services. For the year ended January 31, 2014, EVM earned $72,393 in sub-transfer agent fees, which are included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $539 as its portion of the sales charge on sales of Investor Class shares for the year ended January 31, 2014. EVD also received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2014 amounted to $2,181,696 for Investor Class shares.

36

Parametric Emerging Markets Fund

January 31, 2014

Notes to Financial Statements — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2014, the Fund paid or accrued to EVD $165,611 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2014 amounted to $55,204 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Prior to March 1, 2013, Class A (renamed Investor Class) shares may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2014, the Fund was informed that EVD received approximately $800 and $3,000 of CDSCs paid by Investor Class and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,284,842,355 and $288,873,895, respectively, for the year ended January 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2014	2013

Sales	28,688,546	22,197,036
Issued to shareholders electing to receive payments of distributions in Fund shares	610,344	590,993
Redemptions	(24,010,356)	(9,787,693)

Net increase	5,288,534	13,000,336

	Year Ended January 31,
Class C	2014	2013

Sales	207,316	343,481
Issued to shareholders electing to receive payments of distributions in Fund shares	5,598	6,110
Redemptions	(338,798)	(445,335)

Net decrease	(125,884)	(95,744)

	Year Ended January 31,
Institutional Class	2014	2013

Sales	95,945,622	61,302,981
Issued to shareholders electing to receive payments of distributions in Fund shares	2,938,163	2,058,577
Redemptions	(37,453,290)	(26,741,612)

Net increase	61,430,495	36,619,946

37

Parametric Emerging Markets Fund

January 31, 2014

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,081,115,065

Gross unrealized appreciation	$649,962,172
Gross unrealized depreciation	(578,547,075)

Net unrealized appreciation	$71,415,097

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At January 31, 2014, the Fund had a balance outstanding pursuant to this line of credit of $300,000 at an interest rate of 1.07%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at January 31, 2014. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2014. The Fund’s average borrowings or allocated fees during the year ended January 31, 2014 were not significant.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

38

Parametric Emerging Markets Fund

January 31, 2014

Notes to Financial Statements — continued

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$42,181,918	$1,647,423,131		$64,853	$1,689,669,902
Emerging Europe	40,878,236	767,684,161		—	808,562,397
Latin America	436,487,393	343,455,404		203,685	780,146,482
Middle East/Africa	4,823,122	829,395,235		346,722	834,565,079

Total Common Stocks	$524,370,669	$3,587,957,931	**	$615,260	$4,112,943,860

Corporate Bonds	$—	$21,288		$—	$21,288
Equity-Linked Securities	—	35,824,123		—	35,824,123
Investment Funds	—	3,285,277		—	3,285,277
Rights	—	0		—	0
Warrants	47,659	—		—	47,659
Short-Term Investments	—	407,955		—	407,955

Total Investments	$524,418,328	$3,627,496,574		$615,260	$4,152,530,162

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2014 is not presented.

At January 31, 2014, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

12  Name Change

Effective March 1, 2013, the name of the Parametric Emerging Markets Fund was changed from Eaton Vance Parametric Structured Emerging Markets Fund.

39

Parametric Emerging Markets Fund

January 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Fund (formerly, Eaton Vance Parametric Structured Emerging Markets Fund):

We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Fund (formerly, Eaton Vance Parametric Structured Emerging Markets Fund) (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, for the three month period ended January 31, 2012 and for each of the three years in the period ended October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Emerging Markets Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, for the three month period ended January 31, 2012 and for each of the three years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2014

40

Parametric Emerging Markets Fund

January 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income.  The Fund designates approximately $73,859,979, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2014 ordinary income dividends, 0.49% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  The Fund paid foreign taxes of $12,222,610 and recognized foreign source income of $120,669,558.

41

Parametric Emerging Markets Fund

January 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Allen R. Freedman 1940	Trustee	2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(2) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(3) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

42

Parametric Emerging Markets Fund

January 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(2) None.

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

43

Parametric Emerging Markets Fund

January 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Date first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for, Mr. Eston and Ms. Taggart for all funds except eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside and Ms. Mosley for all funds) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Effective January 1, 2014, Ms. Mosley was appointed as a Trustee of the Trust.
(4)	Date first elected to serve as officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial appointment.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

2774 1.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Parametric Emerging Markets Fund, Parametric Global Small-Cap Fund, and Parametric International Equity Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 37 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following table presents the aggregate fees billed to each Fund for the Fund’s fiscal years ended January 31, 2013 and January 31, 2014 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Emerging Markets Fund Fiscal Years Ended	1/31/13	1/31/14
Audit Fees	$73,670	$77,720
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$32,090	$17,290
All Other Fees(3)	$0	$0

Total	$105,760	$95,010

Parametric Global Small-Cap Fund Fiscal Years Ended	1/31/13*	1/31/14
Audit Fees	$19,550	$23,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,240	$10,240
All Other Fees(3)	$0	$0

Total	$29,790	$33,490

*	Fund commenced operation on December 20, 2012.

Parametric International Equity Fund Fiscal Years Ended	1/31/13	1/31/14
Audit Fees	$23,310	$24,110
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,160	$13,260
All Other Fees(3)	$0	$0

Total	$36,470	$37,370

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends* (January 31, August 31, September 30, October 31, November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/12	10/31/12	11/30/12	12/31/12	1/31/13	9/30/13	10/31/13	11/30/13	12/31/13	1/31/14
Audit Fees	$109,600	$524,630	$19,550	$88,479	$116,530	$117,400	$556,530	$24,800	$93,320	$125,080
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$28,740	$281,940	$8,310	$55,380	$55,490	$29,970	$299,460	$9,410	$57,050	$40,790
All Other Fees(3)	$620	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$138,960	$806,570	$27,860	$143,859	$172,020	$147,370	$855,990	$34,210	$150,370	$165,870

*	Information is not presented for fiscal years ended 8/31/12 and 8/31/13 as no Series in the Trust with such fiscal year ends was in operation during such periods.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/12	10/31/12	11/30/12	12/31/12	1/31/13	9/30/13	10/31/13	11/30/13	12/31/13	1/31/14
Registrant(1)	$29,360	$281,940	$8,310	$55,380	$55,490	$29,970	$299,460	$9,410	$57,050	$40,790
Eaton Vance(2)	$606,619	$566,619	$662,119	$615,489	$544,549	$369,820	$526,385	$409,385	$409,385	$370,325

*	Information is not presented for fiscal years ended 8/31/12 and 8/31/13 as no Series in the Trust with such fiscal year ends was in operation during such periods.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 13, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2014